UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds
(Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, California 90210
 (Address of principal executive offices) (Zip code)

Michael Gozzillo
400 North Roxbury Drive
Beverly Hills, California 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

Item 1.   Schedule of Investments

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [71.3%]
FFCB
1.144%, 07/08/17(A)	$50,000	$49,995
1.016%, 07/09/17(A)	50,000	49,997
1.314%, 07/29/17(A)	50,000	49,999
FHLB
1.091%, 07/01/17(A)	50,000	50,000
1.061%, 07/01/17(A)	75,000	74,998
1.309%, 07/19/17(A)	50,000	50,000
0.891%, 07/20/17(A)	50,000	50,000
1.176%, 07/26/17(A)	50,000	50,000
1.089%, 07/27/17(A)	50,000	50,000
0.989%, 08/08/17(A)	50,000	50,000
0.920%, 08/09/17(A)	50,000	50,000
1.011%, 08/18/17(A)	25,000	25,002
0.972%, 08/21/17(A)	50,000	50,000
1.066%, 09/26/17(A)	50,000	50,000
0.750%, 11/16/17	40,220	40,208
FHLB DN
0.860%, 07/07/17(B)	100,000	99,986
0.830%, 07/12/17(B)	25,000	24,994
0.911%, 07/19/17(B)	50,000	49,977
0.856%, 07/21/17(B)	50,000	49,976
0.714%, 07/26/17(B)	150,000	149,926
0.640%, 07/28/17(B)	100,000	99,952
0.727%, 08/02/17(B)	150,000	149,903
0.801%, 08/04/17(B)	200,000	199,849
0.792%, 08/09/17(B)	200,000	199,829
0.796%, 08/11/17(B)	100,000	99,910
0.992%, 08/16/17(B)	100,000	99,873
1.029%, 08/18/17(B)	50,000	49,932
0.977%, 08/23/17(B)	150,000	149,785
0.686%, 08/25/17(B)	50,000	49,948
1.022%, 09/08/17(B)	100,000	99,805
1.042%, 09/13/17(B)	100,000	99,786
1.048%, 09/20/17(B)	48,000	47,887
1.047%, 09/22/17(B)	50,000	49,880
1.042%, 09/27/17(B)	50,000	49,873
FNMA
1.232%, 07/20/17(A)	50,000	50,000

Total U.S. Government Agency Obligations
(Cost $2,611,270)		2,611,270

Municipal Bonds [4.9%]
California [1.1%]
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.970%, 07/06/17(A)(C)(D)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.900%, 07/06/17(A)(C)(D)	23,910	23,910

Description	Face Amount (000)	Value (000)

Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.970%, 07/06/17(A)(C)(D)	$9,000	$9,000

Total California		40,910

New York [2.6%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.920%, 07/06/17(A) (C)	13,500	13,500
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.950%, 07/06/17(A) (C)	9,350	9,350
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.930%, 07/05/17(A) (C) (D)	23,800	23,800
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.930%, 07/05/17(A) (C) (D)	13,800	13,800
New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
1.000%, 07/05/17(A) (C) (D)	15,000	15,000
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.980%, 07/05/17(A) (C) (D)	20,000	20,000

Total New York		95,450

Texas [0.8%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.980%, 07/05/17(A)(C)(D)	13,095	13,095

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.980%, 07/06/17(A) (C) (D)	$12,990	$12,990

Total Texas		26,085

Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.980%, 07/06/17(A) (C) (D)	16,295	16,295

Total Municipal Bonds
(Cost $178,740)		178,740

Repurchase Agreements [22.5%]
Barclays (E)
1.050%, dated 06/30/17, repurchased on 07/03/17, repurchase price $100,008,750 (collateralized by various U.S. Government obligations, par values ranging from $100 to $48,141,600, 0.750% - 8.500%, 12/15/18 to 05/15/45; with a total market value $101,501,508)	100,000	100,000
Goldman Sachs (E)
1.030%, dated 06/30/17, repurchased on 07/03/17, repurchase price $125,010,729 (collateralized by various U.S. Government obligations, par values ranging from $7,146,000 to $20,750,000, 0.000% - 0.000%, 08/15/20 to 05/15/47; with a total market value $127,500,000)	125,000	125,000
Wells Fargo (E)
1.080%, dated 06/30/17, repurchased on 07/03/17, repurchase price $600,054,000 (collateralized by various U.S. Government obligations, par values ranging from $1,212,552 to $248,813,825, 3.500% - 4.500%, 06/01/32 to 05/01/47; with a total market value $610,067,288)	600,000	600,000

Total Repurchase Agreements
(Cost $825,000)		825,000

Description	Shares	Value (000)

Short-Term Investment [1.4%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.630%**	51,876,458	$51,876

Total Short-Term Investment
(Cost $51,876)		51,876

Total Investments [100.1%]
(Cost $3,666,886)†		$3,666,886

Percentages are based on Net Assets of $3,664,811 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2017.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Put and Demand Feature — The date reported is the next reset or put date.
(D)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
RB — Revenue Bond
Ser — Series

As of June 30, 2017, all of the Fund’s investments are Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Treasury Obligations [61.6%]
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	$3,018	$3,022
U.S. Treasury Notes
2.375%, 12/31/20	4,500	4,609
2.125%, 01/31/21	4,340	4,407
2.125%, 12/31/21	6,325	6,406
2.000%, 11/30/20	5,000	5,059
1.875%, 05/31/22	2,500	2,500
1.750%, 10/31/18	3,000	3,017
1.625%, 06/30/20	2,800	2,805
1.500%, 12/31/18	4,285	4,294
1.500%, 01/31/22	5,500	5,417
1.375%, 06/30/18	3,400	3,403
1.375%, 12/15/19	6,440	6,426
1.375%, 02/15/20	5,000	4,984
1.375%, 04/30/20	3,500	3,484
1.375%, 10/31/20	5,000	4,959
1.375%, 09/30/23	3,190	3,062
1.250%, 12/15/18	3,500	3,495
1.118%, 04/30/19(A)	3,700	3,699
U.S. Treasury STRIPS
2.271%, 11/15/21(B)	6,100	5,635

Total U.S. Treasury Obligations
(Cost $80,637)		80,683

U.S. Government Agency Obligations [22.7%]
FFCB
1.402%, 09/20/19(A)	4,900	4,927
FHLB
1.375%, 03/18/19	4,000	3,998
FNMA
1.875%, 02/19/19	3,825	3,854
1.875%, 04/05/22	2,500	2,492
1.750%, 06/20/19	4,525	4,555
1.500%, 11/30/20	5,000	4,969
1.250%, 08/17/21	5,000	4,888

Total U.S. Government Agency Obligations
(Cost $29,813)		29,683

U.S. Government Mortgage-Backed Obligations [13.6%]
FHLMC, Ser K708, Cl A2
2.130%, 01/25/19	4,911	4,942
FHLMC REMIC, Ser 2011-3874, Pool FHR 3874 JA
3.000%, 04/15/25	1,024	1,032
FHLMC REMIC, Ser 2011-3877, Pool FHR 3877 ND
3.000%, 02/15/25	226	227
FNMA, Pool 466656
3.130%, 12/01/17	3,978	3,975
FNMA, Pool AS4877
3.000%, 04/01/30	2,217	2,277
FNMA, Pool FN0004
3.619%, 12/01/20	4,786	5,029
FNMA ARM, Pool 766620
3.355%, 01/01/17(A)	111	117

Description	Face Amount (000)/Shares	Value (000)

GNMA, Pool 329656
8.000%, 08/15/22	$3	$3
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	4	4
GNMA, Pool 584992
7.500%, 04/15/32	26	28
GNMA ARM, Pool G2 81318
2.125%, 01/01/17(A)	151	156
GNMA ARM, Pool G2 81447
2.125%, 01/01/17(A)	34	36

Total U.S. Government Mortgage-Backed Obligations
(Cost $17,887)		17,828

Short-Term Investment [1.4%]
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	1,897,678	1,898

Total Short-Term Investment
(Cost $1,898)		1,898

Total Investments [99.3%]
(Cost $130,235)†		$130,092

Percentages are based on Net Assets of $130,946 (000).

†	At June 30, 2017, the tax basis cost of the Fund's investments was $130,235 (000), and the unrealized appreciation and depreciation were $317 (000) and $(460) (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2017.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

ARM — Adjustable Rate Mortgage
Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Government Bond Fund

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$80,683	$—	$80,683
U.S. Government Agency Obligations	—	29,683	—	29,683
U.S. Government Mortgage-Backed Obligations	—	17,828	—	17,828
Short-Term Investment	1,898	—	—	1,898
Total Investments in Securities	$1,898	$128,194	$—	$130,092

For the period ended June 30, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$855
Purchases at Cost	18,405
Proceeds from Sales	(19,260)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/17	$—
Dividend Income	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [84.4%]
Auto-Med and Heavy Duty Trks [0.7%]
PACCAR Financial, MTN
1.750%, 08/14/18	$1,000	$1,003

Automotive [1.8%]
American Honda Finance, MTN
1.700%, 09/09/21	2,500	2,449

Banks [12.6%]
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,511
Capital One
2.350%, 08/17/18	500	502
1.850%, 09/13/19	1,500	1,487
JPMorgan Chase
6.300%, 04/23/19	2,000	2,152
6.000%, 01/15/18	405	414
National Australia Bank
4.375%, 12/10/20(A)	751	801
Nordea Bank, MTN
2.375%, 04/04/19(A)	1,000	1,007
PNC Bank
2.700%, 11/01/22	2,500	2,501
Standard Chartered, MTN
1.700%, 04/17/18(A)	3,000	2,995
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,500	2,528
Westpac Banking
4.875%, 11/19/19	65	69

Total Banks		16,967

Broadcasting & Cable [2.9%]
CBS
4.300%, 02/15/21	1,400	1,487
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,800	2,411

Total Broadcasting & Cable		3,898

Computer System Design & Services [3.0%]
Apple
2.850%, 02/23/23	1,000	1,017
Hewlett Packard Enterprise
2.890%, 09/06/17(B)	3,000	3,010

Total Computer System Design & Services		4,027

Computers-Memory Devices [0.7%]
NetApp
2.000%, 12/15/17	1,000	1,001

Diagnostic Equipment [0.5%]
Danaher
1.650%, 09/15/18	700	700

Description	Face Amount (000)	Value (000)

Drugs [0.8%]
AbbVie
2.500%, 05/14/20	$1,000	$1,012

Electric Utilities [3.6%]
American Electric Power
1.650%, 12/15/17	1,000	1,000
Commonwealth Edison
6.950%, 07/15/18	1,000	1,049
Exelon Generation
6.200%, 10/01/17	1,200	1,212
3.400%, 03/15/22	1,500	1,527

Total Electric Utilities		4,788

Financial Services [10.0%]
Daimler Finance North America
2.250%, 07/31/19(A)	2,900	2,913
Ford Motor Credit
2.551%, 10/05/18	2,000	2,013
2.375%, 01/16/18	1,000	1,003
General Motors Financial
5.250%, 03/01/26	1,250	1,350
Harley-Davidson Funding
6.800%, 06/15/18(A)	2,500	2,619
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(A)	1,000	1,001
Toyota Motor Credit, MTN
1.200%, 04/06/18	2,500	2,495

Total Financial Services		13,394

Food, Beverage & Tobacco [3.2%]
Anheuser-Busch InBev Finance
2.430%, 08/02/17(B)	2,000	2,071
Kraft Heinz Foods
2.000%, 07/02/18	1,000	1,003
Molson Coors Brewing
1.450%, 07/15/19	1,250	1,235

Total Food, Beverage & Tobacco		4,309

Food-Confectionery [0.2%]
JM Smucker
2.500%, 03/15/20	250	253

Insurance [2.5%]
Berkshire Hathaway
2.100%, 08/14/19	2,000	2,016
Genworth Holdings
7.700%, 06/15/20	1,400	1,373

Total Insurance		3,389

Investment Banker/Broker Dealer [11.8%]
Bank of America, MTN
6.400%, 08/28/17	400	403
Citigroup
2.632%, 09/01/17(B)	1,000	1,019
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	1,250	1,283

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Deutsche Bank, MTN
2.850%, 05/10/19	$1,450	$1,465
Goldman Sachs Group
2.625%, 01/31/19	500	505
2.352%, 09/27/17(B)	2,500	2,523
HSBC Holdings
3.400%, 03/08/21	2,500	2,569
Jefferies Group
5.125%, 01/20/23	1,300	1,416
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,173
Morgan Stanley, MTN
5.950%, 12/28/17	465	474
3.750%, 02/25/23	2,000	2,080

Total Investment Banker/Broker Dealer		15,910

Medical Labs and Testing Srv [1.1%]
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,500	1,512

Medical Products & Services [1.9%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,599

Medical-HMO [1.1%]
UnitedHealth Group
1.625%, 03/15/19	1,500	1,490

Multi-line Insurance [1.9%]
MetLife
4.750%, 02/08/21	2,400	2,610

Petroleum & Fuel Products [5.3%]
Korea National Oil, MTN
2.750%, 01/23/19(A)	1,500	1,510
Shell International Finance
4.300%, 09/22/19	125	132
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,376
Total Capital International
2.875%, 02/17/22	4,000	4,075

Total Petroleum & Fuel Products		7,093

Real Estate [2.0%]
Prologis
4.250%, 08/15/23	2,500	2,699

Real Estate Investment Trusts [4.1%]
HCP
3.150%, 08/01/22	1,000	1,007
Kimco Realty
6.875%, 10/01/19	1,080	1,189
Simon Property Group
2.500%, 09/01/20	2,000	2,018
Welltower
3.750%, 03/15/23	1,250	1,297

Total Real Estate Investment Trusts		5,511

Description	Face Amount (000)/Shares	Value (000)

Regional Authority [1.6%]
Province of Ontario Canada
4.400%, 04/14/20	$2,000	$2,133

Retail [5.5%]
AutoZone
4.000%, 11/15/20	1,400	1,467
Costco Wholesale
2.150%, 05/18/21	3,000	3,000
Lowe's
6.100%, 09/15/17	3,000	3,026

Total Retail		7,493

Telephones & Telecommunications [4.7%]
America Movil
5.000%, 03/30/20	2,600	2,793
AT&T
3.600%, 02/17/23	2,000	2,047
Verizon Communications
3.125%, 03/16/22	1,500	1,522

Total Telephones & Telecommunications		6,362

Trucking & Leasing [0.9%]
Penske Truck Leasing
4.875%, 07/11/22(A)	1,100	1,202

Total Corporate Bonds
(Cost $112,771)		113,804

Municipal Bonds [7.2%]
California [1.1%]
State of California, GO
6.200%, 03/01/19	1,300	1,395

New York [6.1%]
New York State, Urban Development, RB
2.790%, 03/15/21	1,205	1,231
New York State, Water & Sewer System, RB
Callable 07/05/17 @ 100
0.890%, 07/01/17(B)	2,600	2,600
New York State, Water & Sewer System, Ser A-2, RB
Callable 07/05/17 @ 100
0.810%, 07/01/17(B)	2,000	2,000
State of New York, Ser I, GO
Callable 07/05/17 @ 100
0.900%, 07/01/17(B)	2,400	2,400

Total New York		8,231

Total Municipal Bonds
(Cost $9,623)		9,626

Closed-End Fund [2.6%]
Stone Ridge Reinsurance Risk Premium Interval Fund(C)	338,592	3,531

Total Closed-End Fund
(Cost $3,450)		3,531

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)

Asset-Backed Securities [1.8%]
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	$2,000	$1,990
Nissan Auto Lease Trust, Ser 2015-A, Cl A3
1.400%, 06/15/18	488	489

Total Asset-Backed Securities
(Cost $2,488)		2,479

Short-Term Investment [2.6%]
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	3,554,647	3,555

Total Short-Term Investment
(Cost $3,555)		3,555

Total Investments [98.6%]
(Cost $131,887)†		$132,995

Percentages are based on Net Assets of $134,816 (000).

†	At June 30, 2017, the tax basis cost of the Fund's investments was $131,887 (000), and the unrealized appreciation and depreciation were $1,432 (000) and $(324) (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2017, the value of these securities amounted to $16,221 (000), representing 12.0% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2017.
(C)	Security is considered illiquid. The total market value of such security as of June 30, 2017 was $3,531 (000) and represented 2.6% of net assets of the Fund.

Cl — Class
GO — General Obligation
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$113,804	$—	$113,804
Municipal Bonds	—	9,626	—	9,626
Closed-End Fund	3,531	—	—	3,531
Asset-Backed Securities	—	2,479	—	2,479
Short-Term Investment	3,555	—	—	3,555
Total Investments in Securities	$7,086	$125,909	$—	$132,995

For the period ended June 30, 2017, there have been no transfers between any of the fair value hierarchy levels.  Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 (000):

	City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16		$808
Purchases at Cost		15,620
Proceeds from Sales		(16,428)
Ending balance as of 6/30/17	$
Dividend Income		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [98.9%]
California [96.4%]
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	$600	$713
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
5.000%, 08/01/20	500	555
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	587
California State University, Ser A, RB
5.000%, 11/01/24	900	1,106
California State University, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	295
California State, Department of Water Resources, Ser F-3, RB
Pre-Refunded @ 100
4.375%, 05/01/18(A)	200	206
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	120
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	119
California State, GO
5.250%, 09/01/22	1,000	1,187
California State, GO
5.000%, 11/01/19	1,000	1,089
California State, GO
5.000%, 09/01/20	1,000	1,117
California State, GO
5.000%, 12/01/21	1,000	1,156
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,150
California State, GO
5.000%, 08/01/26	1,000	1,244
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,194
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	593
California State, GO
4.000%, 02/01/19	1,000	1,047
California State, GO
3.000%, 12/01/32(B)	1,000	1,031

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22	$265	$301
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	750	753
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	380
California State, Health Facilities Financing Authority, Insured Marshall Medical Center, RB
Callable 11/01/24 @ 100
5.000%, 11/01/29	250	293
California State, Health Facilities Financing Authority, RB
0.930%, 10/10/17	2,000	2,000
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser B, RB
5.000%, 07/01/43(B)	875	885
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(B)	975	1,084
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	503
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	131
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,173
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	500	502
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	555	585

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	$475	$569
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	276
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	612
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Pre-Refunded @ 100
5.250%, 10/01/19(A)	250	273
California State, Ser E, GO
1.687%, 12/01/29(B)	1,000	1,003
California Statewide, Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	350	414
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	1,235	1,318
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	220	230
Central Basin, Municipal Water District, Ser A, RB, AGM
Callable 08/01/26 @ 100
5.000%, 08/01/28	885	1,072
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,169
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	412
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	530
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,033
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	528
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,078

Description	Face Amount (000)	Value (000)

Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	$1,000	$1,074
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	565
Inglewood, Redevelopment Agency Successor Agency, Sub-Ser, TA, BAM
5.000%, 05/01/23	500	584
JPM Chase Putters, Ser 2015-ZF0159, GO
1.110%, 08/01/22(B) (C) (D)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0183, RB
1.060%, 12/01/22(B) (C) (D)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0184, RB
1.010%, 12/01/22(B) (C) (D)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0184, RB
0.930%, 02/01/23(B) (C) (D)	1,000	1,000
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,173
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	612
Long Beach, Harbor Revenue, Ser C, RB
4.000%, 11/15/18	500	520
Long Beach, Unified School District, Election of 2008, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/19(A)	2,010	2,179
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,254
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	586
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	615
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	676
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/19	500	540

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	$500	$603
Los Angeles, Department of Water, Ser A, RB
Callable 01/01/27 @ 100
5.000%, 07/01/30	1,000	1,216
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	613
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	600
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	311
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/17(A)	500	500
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,118
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	364
Los Angeles, Unified School District, Ser B, GO, AMBAC
5.000%, 07/01/19	2,000	2,000
Los Angeles, Wastewater System Revenue, Sub-Ser C, RB
1.350%, 06/01/18	615	614
Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	500	558
North City, West School Facilities Financing Authority, Sub-Ser A, SPL Tax, AGM
5.000%, 09/01/20	1,000	1,111
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB, AGC
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	519
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	379

Description	Face Amount (000)	Value (000)

Petaluma, Joint Unified High School District, Election of 2014, Ser A, GO
4.000%, 08/01/18	$595	$615
Port of Oakland, Ser B, RB, NATL
5.000%, 11/01/23	500	507
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	723
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	305
Riverside County, RB
2.000%, 06/29/18	1,000	1,011
Riverside County, Transportation Commission, Ser A, RB
Callable 06/01/23 @ 100
5.250%, 06/01/28	500	594
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,149
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	509
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	563
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL
Pre-Refunded @ 100
5.000%, 10/01/17(A)	400	404
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	871
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,235
San Francisco City & County, Open Space Fund, Various Park Projects, RB, NATL
Callable 08/04/17 @ 100
3.750%, 07/01/18	500	501
San Francisco City & County, Public Utilities Commission, Wastewater Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,220
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
5.000%, 11/01/20	250	281

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

San Francisco City & County, Public Utilities Commission, Water Revenue, Sub-Ser, RB
Callable 11/01/26 @ 100
5.000%, 11/01/29	$680	$831
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	541
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 08/04/17 @ 100
5.250%, 08/01/18	345	345
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,089
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	595
San Leandro Unified School District, GO, BAM
5.000%, 08/01/24	325	395
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,252
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	814
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	542
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	549
Santa Cruz County, Redevelopment Agency, TA, BAM
5.000%, 09/01/19	640	691
Santa Rosa, Wastewater Revenue, Ser A, RB
4.000%, 09/01/17	415	417
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	247
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	244

Description	Face Amount (000)	Value (000)

Tuolumne, Wind Project Authority, Ser A, RB
Callable 01/01/27 @ 100
5.000%, 01/01/29	$1,000	$1,218
Turlock, Irrigation District, Ser 2014, RB
5.000%, 01/01/19	200	211
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	598
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	605	703
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	554
University of California, Ser AT, RB
1.400%, 05/15/46(B)	2,000	1,993
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	500	581
Ventura County, Community College District, GO
Callable 08/01/21 @ 100
5.000%, 08/01/24	385	440
Ventura County, Public Financing Authority, Ser A, RB
5.000%, 11/01/19	500	545
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	520
Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	500	527
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	317
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,229

Total California		86,976

Connecticut [1.1%]
Connecticut State, Ser A, GO
2.260%, 03/01/19(B)	1,000	1,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)/Shares	Value (000)

Virginia [1.4%]
Virginia State, Public Building Authority, Ser A, RB
5.000%, 08/01/24	$1,000	$1,218

Total Municipal Bonds
(Cost $87,689)		89,194

Affiliated Registered Investment Company [1.1%]
City National Rochdale Municipal High Income Fund, Cl N‡	95,551	1,020

Total Affiliated Registered Investment Company
(Cost $1,000)		1,020

Short-Term Investment [0.2%]
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	119,074	119

Total Short-Term Investment
(Cost $119)		119

Total Investments [100.2%]
(Cost $88,808)†		$90,333

Percentages are based on Net Assets of $90,180 (000).

†	At June 30, 2017, the tax basis cost of the Fund's investments was $88,808 (000), and the unrealized appreciation and depreciation were $1,709 (000) and $(184) (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
‡	Investment in Affiliate.
(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2017.
(C)
Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2017.

(D)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2017, the value of these securities amounted to $4,000 (000), representing 4.4% of the net assets of the Fund.

AGC — American Guarantee Corporation
AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
COP — Certificate of Participation
EPA — Environmental Protection Agency
ETM — Escrowed to Maturity
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$89,194	$—	$89,194
Affiliated Registered Investment Company	1,020	—	—	1,020
Short-Term Investment	119	—	—	119
Total Investments in Securities	$1,139	$89,194	$—	$90,333

For the period ended June 30, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 (000):

	City National Rochdale Municipal High Income Fund, Class N	City National Rochdale Government Money Market Fund, Class I
Beginning balance as of 9/30/16	$2,312	$1,331
Purchases at Cost	1,250	48,255
Proceeds from Sales	(2,427)	(49,586)
Unrealized Gain (Loss)	(72)	—
Realized Gain (Loss)	(43)	—
Ending balance as of 6/30/17	$1,020	$—
Dividend Income	$24	$1

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund
Description	Face Amount (000)	Value (000)

Municipal Bonds [92.6%]
Alabama [2.0%]
Birmingham, Water Works Board, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/42	$5,000	$5,670
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	4,315	4,527
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,568
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
7.750%, 10/01/46(A)	2,500	2,044

Total Alabama		22,809

Alaska [0.5%]
Northern Tobacco Securitization, Ser A, RB
Callable 07/20/17 @ 100
5.000%, 06/01/46	6,000	5,821

Arizona [1.8%]
Glendale, Industrial Development Authority, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	957
Glendale, Industrial Development Authority, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,500	1,409
Glendale, Industrial Development Authority, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	569
Glendale, Industrial Development Authority, RB
4.250%, 11/15/26	485	477
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,261
Phoenix, Industrial Development Authority, RB
5.750%, 07/01/24(B)	1,400	1,533

Description	Face Amount (000)	Value (000)

Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	$1,500	$1,661
Salt Verde Financial, Gas Revenue, RB
5.000%, 12/01/37	8,000	9,608
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	2,015	2,052

Total Arizona		21,527

California [9.5%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	6,500	7,043
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,748
California State, Health Facilities Financing Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/44	5,000	5,215
California State, Municipal Finance Authority, RB
Callable 11/15/27 @ 100
4.000%, 11/15/37	200	207
California State, Municipal Finance Authority, RB
Callable 11/15/27 @ 100
3.250%, 11/15/32	625	609
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,275
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(B)	5,000	5,403
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 08/04/17 @ 100
5.000%, 11/21/45(B)	2,000	2,002
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,832
CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	$1,000	$1,118
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,199
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,082
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	620
California Statewide, Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(C)	3,155	2,636
California Statewide, Communities Development Authority, RB
Callable 05/01/27 @ 100
5.000%, 11/01/48	2,500	2,735
California Statewide, Financing Authority, Ser C, RB
Callable 07/20/17 @ 7
0.000%, 06/01/55(D)	50,000	2,594
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 07/20/17 @ 100
5.125%, 06/01/47	7,280	7,280
Golden State Tobacco Securitization, RB
Callable 07/20/17 @ 100
5.750%, 06/01/47	9,230	9,293
Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/27 @ 100
5.000%, 06/01/28	1,000	1,188
Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/27 @ 100
5.000%, 06/01/29	1,000	1,177
Inland Empire Tobacco Securitization Authority, RB
Callable 07/20/17 @ 29
0.000%, 06/01/36(D)	25,000	7,293

Description	Face Amount (000)	Value (000)

Lake Elsinore, Public Financing Authority, SAB
Callable 09/01/25 @ 100
5.000%, 09/01/35	$2,650	$2,904
M-S-R Energy Authority, Ser B, RB
6.125%, 11/01/29	2,000	2,563
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,576
Norman Y Mineta San Jose, International Airport, Ser A, RB, AMT
Callable 03/01/27 @ 100
5.000%, 03/01/47	1,500	1,704
Northern California, Gas Authority No. 1, Ser B, RB
1.590%, 07/01/27(E)	5,000	4,781
Palomar Pomerado, Health Care District, COP
Callable 11/01/20 @ 100
6.000%, 11/01/30	3,920	4,295
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,155
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,145
San Diego, Community College District, GO
Callable 08/01/26 @ 100
5.000%, 08/01/29	5,000	6,131
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,070
Southern California, Public Power Authority, Ser A, RB
2.254%, 11/01/38(E)	2,500	2,102
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 07/20/17 @ 100
5.000%, 06/01/37	3,000	3,000
CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

West Hills Community College District, Ser B, GO, AGM
Callable 08/01/31 @ 100
7.400%, 08/01/38(A)	$2,250	$2,028

Total California		107,003

Colorado [6.0%]
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,693
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40	2,895	2,955
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	1,500	1,534
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,442
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,532
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	2,933
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,011
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,021
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
6.250%, 12/01/44	2,860	3,049
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
5.500%, 12/01/45	2,345	2,365
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,959

Description	Face Amount (000)	Value (000)

Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	$915	$929
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(B)	2,655	2,639
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(B)	1,515	1,510
Colorado State, Health Facilities Authority, Ser A, RB
Callable 12/01/25 @ 100
6.125%, 12/01/45(B)	1,000	1,053
Colorado State, High Performance Transportation Enterprise, RB
Callable 12/31/24 @ 100
5.000%, 12/31/47	500	552
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,194
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	6,000	8,476
Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32	1,000	1,005
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	2,036
Flatiron Meadows Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	1,960
Great Western Park Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,795
Green Gables Metropolitan District No. 1, Ser A, GO
Callable 12/01/21 @ 103
5.300%, 12/01/46	1,250	1,260
CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Lewis Pointe Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	$2,590	$2,610
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	1,250	1,259
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,465
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,188
Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,101
Sierra Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,539
Solaris Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	730
Solaris Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,615
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,700
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,000	956
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	300	318
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	104
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	361
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	575	617

Description	Face Amount (000)	Value (000)

Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	$250	$238

Total Colorado		69,704

Connecticut [0.4%]
JPMorgan Chase, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
12.020%, 12/01/45(B) (E) (F)	3,335	4,662

Delaware [0.2%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,078

District of Columbia [0.2%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44(A)	2,000	2,353

Florida [5.5%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	1,000	1,091
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,700
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	960	1,011
Capital Trust Agency, Silver Creek Street Project, RB
Callable 08/04/17 @ 100
7.000%, 01/01/35(A) (C) (E) (G)	815	808
Capital Trust Agency, Silver Creek Street Project, RB
Callable 08/04/17 @ 100
5.750%, 01/01/50(C) (G)	945	870
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(C) (G)	3,390	2,776
CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(C) (G)	$1,000	$813
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	5,091
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	1,000	1,050
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,041
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,201
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35(B)	1,350	1,047
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45(B)	3,000	2,325
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	970	1,096
Lakewood Ranch Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,815	1,843
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,300	4,545

Description	Face Amount (000)	Value (000)

Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	$1,605	$1,631
Mid-Bay Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(H)	5,200	6,430
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,582
Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,214
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,350
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	588
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(H)	3,000	3,428
Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	4,000	3,734

Total Florida		61,265

Georgia [1.8%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,895
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,087
Fayette County, Hospital Authority, Piedmont Healthcare Project, RB
Callable 07/01/26 @ 100
5.000%, 07/01/46	10,000	11,238
CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Greene County, Development Authority, GLEN-I Project, Ser A, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(B)	$3,400	$3,421
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	883

Total Georgia		19,524

Hawaii [0.2%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Pre-Refunded @ 100
8.750%, 11/15/19(H)	2,255	2,594

Illinois [8.7%]
Bridgeview Village, Cook County, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	1,729
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	3,881
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,208
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,351
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	10,000	10,262
Chicago, Waterworks Revenue, RB
Callable 11/01/26 @ 100
5.000%, 11/01/30	1,000	1,123
Chicago, Waterworks Revenue, RB, AGM
Callable 11/01/27 @ 100
5.250%, 11/01/34	500	581
Chicago, Waterworks Revenue, Ser A-1, RB
Callable 11/01/26 @ 100
5.000%, 11/01/28	1,000	1,134
Chicago, Waterworks Revenue, Ser A-1, RB
Callable 11/01/26 @ 100
5.000%, 11/01/30	1,025	1,151
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	3,050	3,392

Description	Face Amount (000)	Value (000)

Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40	$4,000	$4,448
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/46	1,825	2,026
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,177
Illinois State, Finance Authority, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,509
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,654
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29	1,000	1,062
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/40	10,000	11,240
Illinois State, Finance Authority, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	4,875
Illinois State, Finance Authority, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,068
Illinois State, Finance Authority, Ser C, RB
Callable 02/15/27 @ 100
3.625%, 02/15/32	3,500	3,182
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,504
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 08/04/17 @ 100
5.875%, 02/15/38	6,750	6,754
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	1,500	1,519
CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Illinois State, Housing Development Authority, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	$2,500	$2,322
Illinois State, Housing Development Authority, Ser A, RB
Callable 01/01/26 @ 100
5.450%, 01/01/46(B)	2,500	2,320
Illinois State, Ser A, GO
Callable 01/01/22 @ 100
4.000%, 01/01/23	6,000	5,927
Metropolitan Pier & Exposition Authority, Ser A, RB, NATL
0.000%, 12/15/32(D)	5,000	2,466
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,140
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 08/04/17 @ 100
5.350%, 03/01/31	75	56
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,688

Total Illinois		98,749

Indiana [1.6%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(B)	1,265	1,326
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	3,000	3,252
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	1,650	1,808
Chesterton, Ser A-1, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,100	2,119
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,900
Lafayette Indiana, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,345

Description	Face Amount (000)	Value (000)

Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	$2,355	$2,359

Total Indiana		18,109

Iowa [0.6%]
Iowa State, Finance Authority, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,040
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 08/04/17 @ 100
5.375%, 06/01/38	4,500	4,506

Total Iowa		6,546

Kansas [0.6%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,704
Wichita, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	2,500	2,644
Wichita, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	530
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	2,000	2,013

Total Kansas		7,891

Kentucky [2.1%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.500%, 06/01/20(H)	2,960	3,393
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/20(H)	1,000	1,143
Kentucky State, Economic Development Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/36	1,250	1,233
CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Kentucky State, Economic Development Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	$4,500	$4,314
Kentucky State, Economic Development Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	4,000	3,794
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,251
Louisville & Jefferson County, Louisville Gas and Electric Company Project, RB
1.500%, 10/01/33(E)	3,000	3,008

Total Kentucky		23,136

Louisiana [1.2%]
Juban Crossing Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,665	5,739
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	2,000	1,971
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,240
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(G)	1,435	14
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (G)	1,319	13

Description	Face Amount (000)	Value (000)

Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(G)	$3,474	$35

Total Louisiana		13,012

Maryland [1.4%]
Baltimore, Convention Center Hotel Project, RB
Callable 09/01/27 @ 100
5.000%, 09/01/42	2,000	2,233
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,030
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,467
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	744
Maryland State, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	3,000	3,034
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	3,994
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	792
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,276

Total Maryland		14,570

Massachusetts [0.7%]
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,539
CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	$6,120	$6,034

Total Massachusetts		8,573

Michigan [1.9%]
Calhoun County, Hospital Finance Authority, RB
Callable 02/15/27 @ 100
5.000%, 02/15/47	3,000	3,178
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,798
Michigan State, Finance Authority, RB
Callable 02/01/20 @ 101
5.750%, 02/01/33	4,000	4,078
Michigan State, Finance Authority, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,451
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 08/04/17 @ 100
5.875%, 12/01/30	2,000	2,000
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 07/20/17 @ 100
5.125%, 06/01/22	2,860	2,860
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	2,000	2,076

Total Michigan		20,441

Minnesota [0.5%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	4,000	4,065

Description	Face Amount (000)	Value (000)

Dakota County, Community Development Agency, RB
Callable 08/01/22 @ 100
5.000%, 08/01/51(B)	$1,250	$1,262

Total Minnesota		5,327

Missouri [3.3%]
Blue Springs, Improvement Adams Farm Project, Ser A, SPL Tax
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,437
Hanley, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	1,000	947
Hanley, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	471
Hanley, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	479
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	1,000	966
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(B)	1,150	1,075
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Pre-Refunded @ 100
8.250%, 05/15/20(H)	3,000	3,585
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	1,000	1,055
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/42	1,000	1,050
CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/50	$3,000	$3,131
Lees Summit, Industrial Development Authority, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,500	2,546
Lees Summit, Industrial Development Authority, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	5,000	5,073
Poplar Bluff, Ser A, SPL Tax
Callable 11/01/23 @ 100
5.125%, 11/01/35(B)	5,000	4,921
St. Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 08/04/17 @ 100
7.000%, 08/15/32	1,000	1,000
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(B)	3,000	2,998
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	2,000	2,005
St. Louis County, Industrial Development Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/41	1,250	1,258
St. Louis County, Industrial Development Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/46	1,500	1,503
St. Louis County, Industrial Development Authority, RB
Callable 11/15/25 @ 100
4.000%, 11/15/36	1,250	1,138

Total Missouri		38,638

Nebraska [0.6%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,098

Description	Face Amount (000)	Value (000)

Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	$5,500	$5,950

Total Nebraska		7,048

Nevada [0.8%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,384
Las Vegas, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(B)	3,500	3,227
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	1,000	1,003
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,644

Total Nevada		9,258

New Jersey [1.4%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	2,850	3,115
South Jersey Port, Ser S, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	750	755
Tobacco Settlement Financing, Ser 1A, RB
Callable 07/20/17 @ 100
5.000%, 06/01/41	12,000	11,754

Total New Jersey		15,624

New Mexico [0.3%]
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,341

New York [6.3%]
Brooklyn Arena, Barclays Center Local Development, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/30	1,500	1,744
Brooklyn Arena, Barclays Center Local Development, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/42	5,000	5,625
CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

JPMorgan Chase, Ser 2016-XM0195, RB
Callable 01/15/26 @ 100
8.990%, 07/15/45(E) (F)	$3,335	$3,738
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/25 @ 100
5.000%, 11/15/45	5,000	5,669
Nassau County, Industrial Development Agency, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,817
Nassau County, Industrial Development Agency, Ser C, RB
Callable 01/01/18 @ 100
2.000%, 01/01/49	1,728	294
Nassau County, Tobacco Settlement, RB
Callable 08/04/17 @ 100
5.125%, 06/01/46	10,120	10,037
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 07/20/17 @ 100
5.000%, 06/01/45	5,800	5,638
New York State, Liberty Development, RB
Callable 11/15/24 @ 100
5.375%, 11/15/40(B)	2,500	2,757
New York State, Liberty Development, RB
5.250%, 10/01/35	3,000	3,735
New York State, Liberty Development, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(B)	10,000	10,757
New York State, Transportation Development, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	5,500	5,903
New York State, Transportation Development, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/34	1,000	1,095
New York State, Transportation Development, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,628
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,137
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,129

Description	Face Amount (000)	Value (000)

Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	$7,000	$7,106

Total New York		72,809

North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,522
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	1,155	1,196

Total North Carolina		2,718

North Dakota [0.4%]
Burleigh County, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	2,014
Mandan, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	2,450	2,216

Total North Dakota		4,230

Ohio [5.4%]
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/20/17 @ 100
5.875%, 06/01/30	13,000	12,706
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/20/17 @ 100
5.875%, 06/01/47	10,000	9,718
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/20/17 @ 100
5.750%, 06/01/34	3,090	2,989
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/20/17 @ 100
5.125%, 06/01/24	8,000	7,722
Butler County Port Authority, Storypoint Fairfield Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/43(B)	500	507
CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	$3,800	$4,119
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,055
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,042
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	3,000	3,119
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser E, RB
5.625%, 10/01/19	3,350	3,480
Ohio State, Water Development Authority, FirstEnergy Nuclear Generation Project, Ser B-REMK, RB
Pre-Refunded @ 100
4.375%, 06/01/33(E) (H)	3,500	3,286
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,744
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,500	2,522

Total Ohio		60,009

Oklahoma [1.5%]
Oklahoma County, Finance Authority, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,997
Oklahoma State, Development Finance Authority, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32	3,030	3,169
Payne County, Economic Development Authority, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46	7,250	7,023
Description	Face Amount (000)	Value (000)

Payne County, Economic Development Authority, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36	$2,500	$2,422

Total Oklahoma		16,611

Pennsylvania [2.7%]
Beaver County, Industrial Development Authority, Ser B, RB
4.250%, 10/01/47(E)	1,320	1,239
Delaware County, Industrial Development Authority, Covanta Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,516
Pennsylvania State, Economic Development Financing Authority, Ser A-RE, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38	3,000	3,055
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,703
Pennsylvania State, Turnpike Commission, Sub-Ser A, RB
Callable 12/01/26 @ 100
5.500%, 12/01/42	5,000	5,778
Pennsylvania State, Turnpike Commission, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/17(A)	2,000	2,465
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,482
Philadelphia, Authority for Industrial Development, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,108
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,232
Pottsville, Hospital Authority, RB
Pre-Refunded @ 100
5.250%, 07/01/18(B) (H)	2,020	2,163
CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(H)	$3,000	$3,966

Total Pennsylvania		29,707

Rhode Island [0.2%]
Tobacco Settlement Financing, Ser B, RB
Callable 07/20/17 @ 12
8.534%, 06/01/52(D)	26,270	2,380

South Carolina [1.0%]
South Carolina State, Jobs-Economic Development Authority, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	5,000	5,198
South Carolina State, Jobs-Economic Development Authority, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,405	5,575

Total South Carolina		10,773

Tennessee [0.8%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,091
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	2,000	2,171
Shelby County, Health Educational & Housing Facilities Board, Ser A, RB
Callable 09/01/23 @ 100
5.500%, 09/01/47	1,000	1,031
Shelby County, Health Educational & Housing Facilities Board, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/31	2,750	2,961
Shelby County, Health Educational & Housing Facilities Board, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/37	1,145	1,161

Total Tennessee		8,415

Texas [10.0%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,380

Description	Face Amount (000)	Value (000)

Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	$400	$417
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(H)	3,250	3,720
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	575
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	243
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	400	390
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	500	495
Central Texas, Regional Mobility Authority, Sub-Ser, RB
5.000%, 01/01/26	1,000	1,200
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/26 @ 100
5.000%, 01/01/27	1,000	1,184
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,108
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,102
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,260
CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
7.000%, 09/01/33	$475	$499
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/28	500	516
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/44	525	540
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.625%, 09/01/37	450	463
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,227
Houston, Higher Education Finance, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(H)	5,300	6,402
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	500	491
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	492
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	365
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	500
McLendon-Chishom, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	396
Mission, Economic Development, RB, AMT
Callable 10/01/18 @ 103
5.750%, 10/01/31(B)	2,000	2,096

Description	Face Amount (000)	Value (000)

New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	$1,000	$1,009
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 100
5.500%, 11/15/46	1,000	944
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,518
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 100
5.500%, 11/15/52	1,150	1,072
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 100
5.375%, 11/15/36	500	477
New Hope, Cultural Education Facilities Finance, RB
5.000%, 11/15/26	400	400
New Hope, Cultural Education Facilities Finance, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	1,250	1,288
New Hope, Cultural Education Facilities Finance, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	6,445	6,571
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	3,000	2,946
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(B)	4,000	4,042
New Hope, Cultural Education Facilities Finance, Ser S, RB
Callable 08/15/21 @ 100
5.125%, 08/15/47(B)	1,500	1,505
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,709
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	915
CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Callable 09/01/31 @ 100
7.000%, 09/01/43(A)	$5,000	$5,320
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	1,500	1,705
Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38	4,950	1,584
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37	6,000	6,036
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45	4,100	4,272
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 08/04/17 @ 100
4.500%, 11/15/21	5,000	5,005
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Yentana Project, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	2,000	2,106
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Yentana Project, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	1,500	1,574
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Yentana Project, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	1,500	1,580
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	10,000	10,359

Description	Face Amount (000)	Value (000)

Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	$6,500	$6,559
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/19(H)	565	622
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	5,165	5,842
Texas State, Private Activity Bond Surface Transportation, NTE Mobility Project, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	5,945
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/40	1,745	1,922
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,000	1,098

Total Texas		117,986

Virgin Islands [0.1%]
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	2,000	1,685

Virginia [1.6%]
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(B)	2,000	2,022
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	1,000	1,012
James City County, Economic Development Authority, United Methodist Home Project, Ser A, RB
Callable 06/01/23 @ 100
6.000%, 06/01/43	4,675	4,549
CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(B)	$4,060	$4,109
Tobacco Settlement Financing, Ser B1, RB
Callable 07/20/17 @ 100
5.000%, 06/01/47	4,310	4,205
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	923

Total Virginia		16,820

Washington [0.8%]
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/36(B)	2,125	2,245
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(B)	4,215	4,406
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(B)	2,000	2,250

Total Washington		8,901

West Virginia [0.2%]
West Virginia State, Economic Development Authority, RB, AMT
2.875%, 12/15/26	1,825	1,770

Wisconsin [5.8%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,042
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,642
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,071

Description	Face Amount (000)	Value (000)

Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	$5,400	$5,406
Public Finance Authority, RB
Callable 11/01/26 @ 100
6.850%, 11/01/46(B)	3,000	3,026
Public Finance Authority, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,333
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,586
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,298
Public Finance Authority, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(B)	2,000	1,995
Public Finance Authority, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	2,857
Public Finance Authority, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	1,500	1,494
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,606
Public Finance Authority, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	4,100	3,874
Public Finance Authority, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,899
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,021
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,256
Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	1,500	1,600
Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	4,655	5,022
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,663
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	6,000	6,129
CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)/Shares	Value (000)

Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/37	$650	$685
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/45	1,000	1,049

Total Wisconsin		65,554

American Samoa [0.3%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	2,994

Guam [1.0%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40	2,000	2,134
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/19(H)	6,000	6,805
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,729

Total Guam		11,668

Puerto Rico [0.5%]
Children's Trust Fund, RB
Callable 08/04/17 @ 100
5.375%, 05/15/33	2,060	2,067
Children's Trust Fund, Ser A, RB
Callable 08/04/17 @ 13
0.000%, 05/15/50(D)	25,000	2,969

Total Puerto Rico		5,036

Total Municipal Bonds
(Cost $1,028,037)		1,049,669

Short-Term Investment [6.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	73,103,015	73,103

Total Short-Term Investment
(Cost $73,103)		73,103

Total Investments [99.1%]
(Cost $1,101,140)†		$1,122,772

Percentages are based on Net Assets of $1,133,159 (000).

†	At June 30, 2017, the tax basis cost of the Fund's investments was $1,101,140 (000), and the unrealized appreciation and depreciation were $43,511 (000) and $(21,879) (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
(A)	Step Bond — The rate reported is the rate in effect on June 30, 2017. The coupon on a step bond changes on a specific date.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2017, the value of these securities amounted to $148,760 (000), representing 13.1% of the net assets of the Fund.

(C)	Security is considered illiquid. The total market value of such security as of June 30, 2017 was $7,903 (000) and represented 0.7% of net assets of the Fund.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2017.
(F)
Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2017.

(G)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(H)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal
AMT — Alternative Minimum Tax (subject to)
Cl — Class
COP — Certificate of Participation
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2017 is valuing the Fund's investments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,049,669	$—	$1,049,669
Short-Term Investment	73,103	—	—	73,103
Total Investments in Securities	$73,103	$1,049,669	$—	$1,122,772

For the period ended June 30, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$18,397
Purchases at Cost	168,252
Proceeds from Sales	(186,649)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/2017	$—
Dividend Income	$14

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [87.3%]
Advertising Agencies [1.4%]
MDC Partners
6.500%, 05/01/24(A)	$1,075	$1,072

Aerospace & Defense [0.7%]
StandardAero Aviation Holdings
10.000%, 07/15/23(A)	460	509

Automotive [0.9%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	650	670

Banks [1.2%]
Capital One Financial
3.750%, 07/28/26	250	244
Compass Bank
3.875%, 04/10/25	300	299
M&T Bank
5.125%, 12/29/49(B)	150	156
PNC Financial Services Group
5.000%, 12/29/49(B)	200	206

Total Banks		905

Broadcasting & Cable [7.0%]
Anixter
5.500%, 03/01/23	450	481
CCO Holdings
5.125%, 05/01/27(A)	1,000	1,022
Comcast
3.200%, 07/15/36	250	234
CSC Holdings
6.750%, 11/15/21	200	222
5.500%, 04/15/27(A)	175	185
5.250%, 06/01/24	150	153
DISH DBS
7.750%, 07/01/26	450	533
5.875%, 07/15/22	450	484
5.875%, 11/15/24	300	320
Midcontinent Communications
6.875%, 08/15/23(A)	250	270
SFR Group
7.375%, 05/01/26(A)	725	787
6.250%, 05/15/24(A)	200	211
Videotron
5.125%, 04/15/27(A)	150	154
Ziggo Secured Finance
5.500%, 01/15/27(A)	150	153

Total Broadcasting & Cable		5,209

Building & Construction [3.4%]
CalAtlantic Group
5.000%, 06/15/27	55	55
Grinding Media
7.375%, 12/15/23(A)	900	979
Novelis
6.250%, 08/15/24(A)	175	184
5.875%, 09/30/26(A)	450	463

Description	Face Amount (000)	Value (000)

Reliance Intermediate Holdings
6.500%, 04/01/23(A)	$300	$321
Standard Industries
5.000%, 02/15/27(A)	100	102
Summit Materials
8.500%, 04/15/22	350	396

Total Building & Construction		2,500

Building-Heavy Construct [0.5%]
Tutor Perini
6.875%, 05/01/25(A)	325	342

Chemicals [0.9%]
GCP Applied Technologies
9.500%, 02/01/23(A)	400	455
PQ
6.750%, 11/15/22(A)	200	215

Total Chemicals		670

Coal Mining [1.2%]
CONSOL Energy
8.000%, 04/01/23	400	420
5.875%, 04/15/22	450	442

Total Coal Mining		862

Commercial Serv-Finance [1.0%]
CDK Global
4.875%, 06/01/27(A)	100	103
WEX
4.750%, 02/01/23(A)	600	603

Total Commercial Serv-Finance		706

Commercial Services [0.8%]
Alpine Finance Merger Sub
6.875%, 08/01/25(A) (C)	75	76
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	225	231
ServiceMaster
5.125%, 11/15/24(A)	325	336

Total Commercial Services		643

Communication & Media [0.2%]
EW Scripps
5.125%, 05/15/25(A)	125	129

Computer Graphics [2.1%]
Epicor Software
9.250%, 05/21/23 (C)	1,600	1,563

Computer System Design & Services [0.6%]
NCR
6.375%, 12/15/23	400	429

Consumer Products & Services [0.7%]
Central Garden & Pet
6.125%, 11/15/23	300	320
WMG Acquisition
5.000%, 08/01/23(A)	200	205

Total Consumer Products & Services		525
CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Containers & Packaging [0.5%]
BWAY Holding
5.500%, 04/15/24(A)	$200	$204
Reynolds Group Issuer
6.875%, 02/15/21	130	133

Total Containers & Packaging		337

Data Processing/Mgmt [0.7%]
First Data
7.000%, 12/01/23(A)	200	213
5.750%, 01/15/24(A)	300	312

Total Data Processing/Mgmt		525

Diversified Operations [0.6%]
Amsted Industries
5.375%, 09/15/24(A)	450	466

Drugs [1.3%]
Endo Dac
5.875%, 10/15/24(A)	100	103
Valeant Pharmaceuticals International
7.000%, 03/15/24(A)	650	683
6.500%, 03/15/22(A)	200	210

Total Drugs		996

Educational Software [1.1%]
Cengage Learning
9.500%, 06/15/24(A)	900	797

Electric Utilities [2.4%]
AES
6.000%, 05/15/26	650	695
4.202%, 06/01/19(B)	114	114
Terraform Global Operating
9.750%, 08/15/22(A)	850	952

Total Electric Utilities		1,761

Energy & Power [1.2%]
Pattern Energy Group
5.875%, 02/01/24(A)	250	263
TerraForm Power Operating
6.375%, 02/01/23(A) (D)	450	468
6.125%, 06/15/25(A) (D)	125	133

Total Energy & Power		864

Enterprise Software/Serv [1.2%]
Infor US
6.500%, 05/15/22	650	673
Oracle
3.850%, 07/15/36	200	207

Total Enterprise Software/Serv		880

Entertainment & Gaming [1.5%]
AMC Entertainment Holdings
6.125%, 05/15/27(A)	375	396
Buffalo Thunder Development Authority
11.000%, 12/09/22(A) (C)	35	13
9.375%, 11/15/29(A)(C)(E)	16	—

Description	Face Amount (000)	Value (000)

Mashantucket Western Pequot Tribe
6.500%, 07/01/36(C)	$93	$1
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	300	302
Wynn Las Vegas
5.500%, 03/01/25(A)	375	394

Total Entertainment & Gaming		1,106

Entertainment Software [0.1%]
AMC Entertainment Holdings
5.875%, 11/15/26(A)	75	78

Financial Services [4.7%]
FBM Finance
8.250%, 08/15/21(A)	800	857
Icahn Enterprises
5.875%, 02/01/22	450	461
Jefferies Finance
7.500%, 04/15/21(A)	500	519
7.375%, 04/01/20(A)	545	558
6.875%, 04/15/22(A)	200	200
Jefferies LoanCore
6.875%, 06/01/20(A)	450	452
NewStar Financial
7.250%, 05/01/20	450	461

Total Financial Services		3,508

Food, Beverage & Tobacco [4.0%]
Beverages & More
11.500%, 06/15/22(A)	200	194
Bumble Bee Holdco SCA
9.625%, 03/15/18(A) (F)	425	419
Bumble Bee Holdings
9.000%, 12/15/17(A)	923	925
Vector Group
6.125%, 02/01/25(A)	1,350	1,402

Total Food, Beverage & Tobacco		2,940

Food-Flour and Grain [0.6%]
Post Holdings
5.500%, 03/01/25(A)	450	464

Food-Wholesale/Distrib [0.6%]
KeHE Distributors
7.625%, 08/15/21(A)	450	451

Gas-Distribution [1.8%]
AmeriGas Partners
5.750%, 05/20/27	275	278
5.500%, 05/20/25	100	102
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	950	986

Total Gas-Distribution		1,366

Gold Mining [1.7%]
Eldorado
6.125%, 12/15/20(A)	900	922

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Yamana
4.950%, 07/15/24	$300	$303

Total Gold Mining		1,225

Hotels and Motels [0.3%]
TVL Finance
8.500%, 05/15/23(A)	180	260

Human Resources [0.3%]
AMN Healthcare
5.125%, 10/01/24(A)	200	203

Insurance [2.1%]
American Equity Investment Life Holding
6.625%, 07/15/21	850	879
5.000%, 06/15/27	275	283
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	100	103
USIS Merger Sub
6.875%, 05/01/25(A)	300	305

Total Insurance		1,570

Internet Connectiv Svcs [0.8%]
Zayo Group
6.375%, 05/15/25	300	324
5.750%, 01/15/27(A)	250	261

Total Internet Connectiv Svcs		585

Internet Security [0.1%]
VeriSign
4.750%, 07/15/27(A)	100	101

Investment Banker/Broker Dealer [1.4%]
NFP
9.000%, 07/15/21(A)	850	892
6.875%, 07/15/25(A)	125	126

Total Investment Banker/Broker Dealer		1,018

Machinery-General Indust [0.1%]
Tennant
5.625%, 05/01/25(A)	100	105

Marine Services [0.7%]
Great Lakes Dredge & Dock
8.000%, 05/15/22(A)	500	509

Medical Products & Services [4.0%]
Acadia Healthcare
6.500%, 03/01/24	200	213
5.625%, 02/15/23	250	259
Halyard Health
6.250%, 10/15/22	350	365
HCA
5.500%, 06/15/47	300	310
Hill-Rom Holdings
5.000%, 02/15/25(A)	160	163
Tenet Healthcare
7.500%, 01/01/22(A)	425	461
4.746%, 06/15/20(B)	600	606
4.625%, 07/15/24(A)	155	155

Description	Face Amount (000)	Value (000)

THC Escrow III
5.125%, 05/01/25(A)	$250	$251
4.625%, 07/15/24(A)	195	196

Total Medical Products & Services		2,979

Metals & Mining [2.1%]
Alcoa Nederland Holding
7.000%, 09/30/26(A)	200	219
6.750%, 09/30/24(A)	800	868
Constellium
7.875%, 04/01/21(A)	350	375
Kaiser Aluminum
5.875%, 05/15/24	100	105
New Day Aluminum
10.000%, 10/25/20 (C)	5	5

Total Metals & Mining		1,572

Oil-Field Services [0.8%]
Exterran Energy Solutions
8.125%, 05/01/25(A)	475	484
Trinidad Drilling
6.625%, 02/15/25(A)	125	119

Total Oil-Field Services		603

Paper & Related Products [0.3%]
Clearwater Paper
5.375%, 02/01/25(A)	225	223

Petroleum & Fuel Products [9.3%]
Alta Mesa Holdings
7.875%, 12/15/24(A)	400	403
American Midstream Partners
8.500%, 12/15/21(A)	775	777
Antero Resources
5.625%, 06/01/23	350	354
5.125%, 12/01/22	350	351
Callon Petroleum
6.125%, 10/01/24	50	51
6.125%, 10/01/24(A)	100	102
Cheniere Corpus Christi Holdings
5.125%, 06/30/27(A)	300	308
Comstock Resources
10.000%, 03/15/20(F)	800	798
Covey Park Energy
7.500%, 05/15/25(A)	320	320
Crestwood Midstream Partners
6.250%, 04/01/23	150	152
5.750%, 04/01/25(A)	150	150
EP Energy
8.000%, 02/15/25(A)	250	186
6.375%, 06/15/23	400	235
Gibson Energy
5.250%, 07/15/24(A)	450	347
Legacy Reserves
8.000%, 12/01/20	760	547
6.625%, 12/01/21	600	390
QEP Resources
6.875%, 03/01/21	50	52
5.250%, 05/01/23	300	283

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Summit Midstream Holdings
5.750%, 04/15/25	$300	$302
Unit
6.625%, 05/15/21	850	814

Total Petroleum & Fuel Products		6,922

Publishing-Books [0.9%]
McGraw-Hill Global Education Holdings
7.875%, 05/15/24(A)	675	653

Radio [1.0%]
Sirius XM Radio
5.375%, 07/15/26(A)	400	414
5.000%, 08/01/27(A)	150	151
3.875%, 08/01/22(A)	150	151

Total Radio		716

Real Estate [1.4%]
Kennedy-Wilson
5.875%, 04/01/24	980	1,010

Real Estate Investment Trusts [1.9%]
CyrusOne
5.000%, 03/15/24(A)	200	206
GEO Group
6.000%, 04/15/26	400	415
5.875%, 01/15/22	50	52
5.875%, 10/15/24	200	207
Hospitality Properties Trust
4.500%, 03/15/25	550	564

Total Real Estate Investment Trusts		1,444

Real Estate Oper/Develop [0.6%]
Greystar Real Estate Partners
8.250%, 12/01/22(A)	400	431

Retail [4.6%]
Albertsons
5.750%, 03/15/25(A)	300	279
Carrols Restaurant
8.000%, 05/01/22	200	213
Carrols Restaurant Group
8.000%, 05/01/22(A)	150	160
Cumberland Farms
6.750%, 05/01/25(A)	300	316
Ferrellgas
6.750%, 01/15/22	475	447
6.750%, 06/15/23	700	653
6.500%, 05/01/21	100	94
Group 1 Automotive
5.250%, 12/15/23(A)	250	252
L Brands
6.875%, 11/01/35	75	72
6.750%, 07/01/36	300	288
Nathan's Famous
10.000%, 03/15/20(A)	425	453
PetSmart
5.875%, 06/01/25(A)	200	193

Total Retail		3,420

Description	Face Amount (000)	Value (000)

Security Brokers & Dealers [0.6%]
Citigroup
6.300%, 12/29/49(B)	$400	$426

Semi-Conductors [1.4%]
Micron Technology
7.500%, 09/15/23	385	431
5.250%, 08/01/23(A)	550	571

Total Semi-Conductors		1,002

Steel & Steel Works [0.2%]
Commercial Metals
5.375%, 07/15/27	125	127

Telephones & Telecommunications [2.6%]
Altice US Finance I
5.375%, 07/15/23(A)	350	364
Inmarsat Finance
4.875%, 05/15/22(A)	550	558
Nokia
4.375%, 06/12/27	250	255
Virgin Media
5.000%, 04/15/27	350	461
Virgin Media Finance
6.375%, 04/15/23(A)	350	368

Total Telephones & Telecommunications		2,006

Transportation Services [1.1%]
HRG Group
7.875%, 07/15/19	504	517
Sabre GLBL
5.250%, 11/15/23(A)	300	311

Total Transportation Services		828

Utility [1.1%]
Suburban Propane Partners
5.875%, 03/01/27	250	249
5.750%, 03/01/25	250	248
5.500%, 06/01/24	350	348

Total Utility		845

Web Hosting/Design [1.0%]
EIG Investors
10.875%, 02/01/24	650	725

Total Corporate Bonds
(Cost $63,852)		64,781

Loan Participations [6.6%]
Automotive [0.7%]
Mavis Tire Supply, Term Loan
6.295%, 11/02/20(C)	540	535

Communications [0.7%]
TIBCO Software, Term B Loan, 1st Lien
5.555%, 12/04/20(C)	539	541

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Computers & Electronics [0.5%]
Advanced Computer, Term Loan, 2nd Lien
10.672%, 01/31/23	$400	$365

Energy [0.6%]
Invenergy Thermal, Term Loan, 1st Lien
6.647%, 10/19/22 (C)	434	413

Financial [0.3%]
Acrisure, Term Loan,1st Lien
5.897%, 11/22/23(G)	250	252

Healthcare [0.1%]
Surgery Center Holdings, Term Loan, 1st Lien
0.000%, 11/16/17(H)	175	—
0.000%, 11/08/17(H)	300	—
Surgery Center Holdings, Term Loan B
0.000%, 06/20/24(G) (H)	100	100

Total Healthcare		100

Information Technology [0.9%]
CCC Information, Term Loan, 1st Lien
4.041%, 04/29/24	350	349
Project Alpha Intermediate Holding, Term Loan B
4.670%, 04/19/24	300	298
Solera, Term Loan B
4.295%, 03/03/23	1	1

Total Information Technology		648

Oil & Gas [0.8%]
Cactus Wellhead, Term Loan, 1st Lien
7.000%, 07/31/20	341	330
Moss Creek, Term Loan, 1st Lien
0.000%, 03/29/22 (C)(H)	272	269

Total Oil & Gas		599

Restaurants [0.0%]
Jack's Family Restaurants, Term Loan, 1st Lien
0.000%, 03/20/24(H)	—	—

Retail [1.3%]
Belk, Term Loan, 1st Lien
5.905%, 12/12/22(G)	230	195
Blue Nile, Term Loan, 1st Lien
0.000%, 01/20/23 (C)(G)(H)	175	174
Hardware Holdings, Term Loan B
7.647%, 03/30/20(C)	345	338

Description	Face Amount (000)/Shares	Value (000)

PetSmart, Term Loan, 1st Lien
0.000%, 05/02/18(H)	$400	$—
Sears Roebuck Acceptance Corp., Term Loan B
5.544%, 06/30/18(G)	226	222

Total Retail		929

Specialty Apparel Stores [0.7%]
Boot Barn, Term Loan, 1st Lien
5.500%, 06/24/21(C)	540	522

Telecommunications [0.0%]
Zayo Group LLC, Term Loan B-2 (2017)
3.716%, 01/19/24(G)	12	12

Total Loan Participations
(Cost $4,915)		4,916

Common Stock [0.6%]
Electronic Equipment & Instruments [0.0%]
CUI * (C)(I)	—	8

Metals & Mining [0.0%]
Mirabela Nickel * (C)(I)	2,465,571	—

Miscellaneous Manufacturing [0.0%]
CEVA Group * (C)(I)	22	5

Oil, Gas & Consumable Fuels [0.4%]
Approach Resources *	5,520	19
SandRidge Energy *	16,758	288

Total Oil, Gas & Consumable Fuels		307

Petroleum & Fuel Products [0.2%]
MWO *	130	13
Titan Energy * (C)	11,458	89

Total Petroleum & Fuel Products		102

Total Common Stock
(Cost $1,149)		422

Convertible Bond [0.1%]
Metals & Mining [0.1%]
Mirabela Nickel
9.500%, 06/24/19(A)(C)(I)	653	59

Total Convertible Bond
(Cost $653)		59

Mortgage-Backed Security [0.0%]
SRERS Funding, Ser 2011-RS, Cl A1B1
1.243%, 05/09/46(A) (B)	37	36

Total Mortgage-Backed Security
(Cost $32)		36

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Shares	Value (000)
Preferred Stock [0.0%]
Miscellaneous Manufacturing [0.0%]
CEVA Group, Ser A2 * (C)	49	$10

Total Preferred Stock
(Cost $44)		10

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust (C)(I)	8,500	—

Total Special Stock
(Cost $9)		—

Short-Term Investment [4.9%]
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	3,605,315	3,605

Total Short-Term Investment
(Cost $3,605)		3,605

Total Investments [99.5%]
(Cost $74,259)†		$73,829

Percentages are based on Net Assets of $74,180 (000).

†	At June 30, 2017, the tax basis cost of the Fund's investments was $74,259 (000), and the unrealized appreciation and depreciation were $2,238 (000) and $(2,668) (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2017, the value of these securities amounted to $39,011 (000), representing 52.6% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2017.
(C)	Security is considered illiquid. The total market value of such security as of June 30, 2017 was $4,621 (000) and represented 6.2% of net assets of the Fund.
(D)	Step Bond — The rate reported is the rate in effect on June 30, 2017. The coupon on a step bond changes on a specific date.
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)	Payment in Kind.
(G)	Unsettled bank loan.
(H)	Unfunded bank loan. Interest rate not available.
(I)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2017 was $72 (000) and represented 0.1% of net assets of the Fund.

CAD — Canadian Dollar
Cl — Class
GBP — British Pound Sterling
LLC — Limited Liability Corporation
PLC — Public Limited Company
Ser — Series
USD — U.S Dollar

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Settlement Date	Currency to Deliver (000)		Currency To Receive (000)		Unrealized Appreciation (Depreciation) (000)
07/12/17	USD	212	GBP	166	$4
07/12/17	USD	476	CAD	623	4
07/12/17	GBP	745	USD	964	(6)
07/12/17	CAD	1,063	USD	788	(32)
					$(30)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (Depreciation) (000)
Barclays PLC	$(212)	$216	$4
JPMorgan Chase Bank	(2,267)	2,233	(34)
			$(30)

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$64,781	$—	$64,781
Loan Participations	—	4,916	—	4,916
Common Stock	409	—	13	422
Convertible Bond	—	—	59	59
Mortgage-Backed Security	—	36	—	36
Preferred Stock	—	10	—	10
Special Stock	—	—	—	—
Short-Term Investment	3,605	—	—	3,605
Total Investments in Securities	$4,014	$69,743	$72	$73,829

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Depreciation	$—	$(30)	$—	$(30)

*	Forwards contracts are valued at the unrealized depreciation on the instrument.

(1)
Of the $72 (000) Level 3 securities as of June 30, 2017, all are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs is required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale High Yield Bond Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June, 2017:

	Investments in Corporate Bonds (000)	Investments in Convertible Bond (000)	Investments in Common Stock (000)
Beginning balance as of September 30, 2016	$332	$183	$16
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	(124)	(3)
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(332)	—	—
Ending balance as of June 30, 2017	$—	$59	$13
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(124)	$(3)

	Total (000)
Beginning balance as of September 30, 2016	$531
Accrued discounts/ premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(127)
Purchases	—
Sales/paydowns	—
Transfers into Level 3	—
Transfers out of Level 3	(332)
Ending balance as of June 30, 2017	$72
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(127)

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there have been transfers between Level 2 and Level 3 assets and liabilities.

The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$1,133
Purchases at Cost	11,732
Proceeds from Sales	(12,865)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/17	$—
Dividend Income	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [73.7%]
Consumer Discretionary [4.5%]
AutoZone
3.700%, 04/15/22	$250	$259
2.500%, 04/15/21	1,000	998
CBS
3.375%, 03/01/22	175	181
Expedia
5.950%, 08/15/20	250	273
Gap
5.950%, 04/12/21	495	537
General Motors Financial
4.350%, 01/17/27	2,500	2,531
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	3,725	3,725
Home Depot
2.625%, 06/01/22	1,000	1,015
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	1,002
Time Warner Cable
4.125%, 02/15/21	165	172
Tupperware Brands
4.750%, 06/01/21	500	533

Total Consumer Discretionary		11,226

Consumer Staples [1.2%]
Bunge Finance
8.500%, 06/15/19	105	117
Campbell Soup
8.875%, 05/01/21	350	426
CVS Health
3.500%, 07/20/22	2,000	2,074
Kraft Heinz Foods
3.500%, 07/15/22	500	516

Total Consumer Staples		3,133

Energy [1.4%]
ConocoPhillips
5.750%, 02/01/19	71	75
DCP Midstream Operating
9.750%, 03/15/19(A)	114	127
Duke Capital
6.750%, 07/15/18	745	778
Ecopetrol
7.625%, 07/23/19	250	276
Energy Transfer Partners
9.700%, 03/15/19	330	370
9.000%, 04/15/19	189	210
3.600%, 02/01/23	200	201
Enterprise Products Operating
6.500%, 01/31/19	140	149
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	135
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	414
Puget Energy
6.000%, 09/01/21	500	562

Description	Face Amount (000)	Value (000)

Spectra Energy Capital
6.200%, 04/15/18	$135	$139

Total Energy		3,436

Financials [32.5%]
Alleghany
5.625%, 09/15/20	270	296
American Express
1.762%, 08/22/17(B)	3,000	3,011
Axis Specialty Finance
5.875%, 06/01/20	250	273
Bank of America, MTN
2.169%, 04/01/19(B)	5,000	5,046
Bank of Montreal, MTN
1.450%, 04/09/18	340	340
Bank of Nova Scotia
2.450%, 03/22/21	5,330	5,353
Barclays
4.375%, 01/12/26	1,500	1,559
BB&T, MTN
1.600%, 08/15/17	355	355
Bear Stearns
7.250%, 02/01/18	275	284
Capital One Financial
4.200%, 10/29/25	1,000	1,008
1.500%, 03/22/18	475	474
Chubb INA Holdings
5.800%, 03/15/18	300	309
Citigroup
4.500%, 01/14/22	2,000	2,151
CNA Financial
6.950%, 01/15/18	1,076	1,104
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	160
Commonwealth Bank of Australia NY, MTN
2.550%, 03/15/21	5,000	5,017
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,656
Credit Suisse NY, MTN
5.300%, 08/13/19	150	160
Deutsche Bank, MTN
2.850%, 05/10/19	2,985	3,017
Discover Bank
3.100%, 06/04/20	1,000	1,019
ERAC USA Finance
3.300%, 10/15/22(A)	250	256
Goldman Sachs Group
6.250%, 09/01/17	550	554
6.150%, 04/01/18	150	155
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	552
HSBC Holdings
3.400%, 03/08/21	5,000	5,139
Jefferies Group
5.125%, 01/20/23	2,700	2,940

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund
Description	Face Amount (000)	Value (000)

JPMorgan Chase
4.950%, 03/25/20	$100	$107
4.250%, 10/15/20	150	159
3.125%, 01/23/25	4,700	4,672
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(C)	400	25
Macquarie Bank, MTN
2.600%, 06/24/19(A)	4,200	4,235
Marsh & McLennan, MTN
2.550%, 10/15/18	100	101
MetLife
6.817%, 08/15/18	3,500	3,696
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	132
Moody's
5.500%, 09/01/20	800	877
Morgan Stanley, MTN
3.750%, 02/25/23	5,000	5,199
MUFG Americas Holdings
2.250%, 02/10/20	2,000	2,001
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,350
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	139
6.550%, 11/01/18	300	318
Principal Financial Group
3.300%, 09/15/22	200	206
Protective Life
6.400%, 01/15/18	250	256
Prudential Financial, MTN
5.375%, 06/21/20	145	158
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	3,910	3,953
SunTrust Banks
6.000%, 09/11/17	254	256
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	5,800	6,261
TD Ameritrade Holding
5.600%, 12/01/19	290	313
Toronto-Dominion Bank, MTN
1.731%, 08/05/17(B)	3,100	3,120
Wilmington Trust
8.500%, 04/02/18	315	330

Total Financials		81,052

Health Care [5.5%]
Abbott Laboratories
3.400%, 11/30/23	3,075	3,148
AbbVie
2.850%, 05/14/23	2,500	2,494
Actavis
3.250%, 10/01/22	500	511
Gilead Sciences
2.950%, 03/01/27	5,000	4,853

Description	Face Amount (000)	Value (000)

Laboratory Corp of America Holdings
3.200%, 02/01/22	$2,530	$2,582
UnitedHealth Group
1.625%, 03/15/19	250	248

Total Health Care		13,836

Industrials [2.8%]
Carlisle
3.750%, 11/15/22	250	252
Eaton
8.875%, 06/15/19	125	139
Embraer Overseas
5.696%, 09/16/23(A)	520	560
GATX
6.000%, 02/15/18	170	174
IDEX
4.200%, 12/15/21	250	260
PACCAR Financial, MTN
1.750%, 08/14/18	4,000	4,012
Penske Truck Leasing
4.875%, 07/11/22(A)	200	219
4.250%, 01/17/23(A)	300	318
3.375%, 03/15/18(A)	250	253
Republic Services
3.550%, 06/01/22	250	260
Roper Technologies
3.125%, 11/15/22	200	203
1.850%, 11/15/17	250	250

Total Industrials		6,900

Information Technology [7.7%]
Apple
2.450%, 08/04/26	5,700	5,450
1.430%, 08/09/17(B)	1,238	1,243
Fiserv
3.500%, 10/01/22	250	259
2.700%, 06/01/20	2,000	2,023
KLA-Tencor
4.650%, 11/01/24	2,500	2,700
Nokia
5.375%, 05/15/19	290	306
Oracle
2.500%, 05/15/22	5,000	5,048
Western Union
5.253%, 04/01/20	2,000	2,141

Total Information Technology		19,170

Materials [3.5%]
Airgas
2.900%, 11/15/22	250	253
Avery Dennison
5.375%, 04/15/20	405	435
Glencore Funding
2.518%, 07/15/17(A) (B)	2,000	2,012
Rio Tinto Finance USA
3.750%, 06/15/25	5,780	6,084

Total Materials		8,784
CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

REITs [5.1%]
American Tower
4.000%, 06/01/25	$1,800	$1,864
Boston Properties
5.875%, 10/15/19	140	150
Common Wealth REIT
5.875%, 09/15/20	105	112
DDR
4.625%, 07/15/22	250	262
Equity One
3.750%, 11/15/22	250	259
HCP
4.000%, 06/01/25	2,770	2,837
Highwoods Realty
3.625%, 01/15/23	200	202
HRPT Properties Trust
6.650%, 01/15/18	300	300
National Retail Properties
6.875%, 10/15/17	300	304
3.800%, 10/15/22	350	365
Prologis
3.350%, 02/01/21	2,200	2,272
Realty Income
3.250%, 10/15/22	200	203
Senior Housing Properties Trust
6.750%, 12/15/21	500	558
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	254
Welltower
4.950%, 01/15/21	155	167
3.750%, 03/15/23	2,500	2,594

Total REITs		12,703

Telecommunication Services [6.3%]
America Movil
3.125%, 07/16/22	4,000	4,077
AT&T
5.600%, 05/15/18	310	320
3.600%, 02/17/23	5,000	5,117
CenturyLink
6.450%, 06/15/21	355	383
5.800%, 03/15/22	250	260
COX Communications, MTN
6.850%, 01/15/18	224	230
Deutsche Telekom International Finance
6.000%, 07/08/19	50	54
Telefonica Emisiones SAU
5.462%, 02/16/21	115	126
5.134%, 04/27/20	300	324
Verizon Communications
4.600%, 04/01/21	4,100	4,397
2.250%, 09/16/17(B)	500	506

Total Telecommunication Services		15,794

Utilities [3.2%]
British Transco Finance
6.625%, 06/01/18	128	134

Description	Face Amount (000)/Shares	Value (000)

Entergy Mississippi
6.640%, 07/01/19	$540	$587
Entergy Texas
7.125%, 02/01/19	190	204
Exelon Generation
6.200%, 10/01/17	2,125	2,147
3.400%, 03/15/22	2,500	2,545
Korea Electric Power
6.750%, 08/01/27	75	98
National Fuel Gas
4.900%, 12/01/21	500	531
Puget Energy
5.625%, 07/15/22	250	279
Southwestern Electric Power
5.875%, 03/01/18	581	597
3.550%, 02/15/22	500	516
Southwestern Public Service
8.750%, 12/01/18	250	273

Total Utilities		7,911

Total Corporate Bonds
(Cost $180,627)		183,945

U.S. Treasury Obligations [6.2%]
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/26	5,470	5,504
U.S. Treasury Notes
2.625%, 11/15/20	425	439
2.250%, 11/15/24	3,000	3,017
1.625%, 10/31/23	4,000	3,896
1.250%, 04/30/19	1,675	1,671
0.875%, 07/31/19	815	806

Total U.S. Treasury Obligations
(Cost $15,532)		15,333

U.S. Government Agency Obligations [5.8%]
FHLMC
1.750%, 05/30/19	3,000	3,020
FNMA
1.875%, 09/18/18	150	151
1.875%, 12/28/20	5,000	5,028
1.625%, 11/27/18	6,000	6,021
0.875%, 05/21/18	350	349

Total U.S. Government Agency Obligations
(Cost $14,519)		14,569

Closed-End Fund [3.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund(D)	761,754	7,945

Total Closed-End Fund
(Cost $7,749)		7,945

Preferred Stock [2.8%]
Financials [1.1%]
BB&T, 5.625%	10,000	255
Citigroup, 5.800%	10,000	261
Goldman Sachs Group, 5.950%	25,000	647
HSBC Holdings, 8.000%	30,000	804
JPMorgan Chase, 5.500%	20,000	513
CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Shares/Face Amount (000)	Value (000)

Prudential Financial, 5.750%	10,000	$260

Total Financials		2,740

Industrials [0.3%]
Pitney Bowes, 6.700%	10,000	267
Stanley Black & Decker, 5.750%	20,000	512

Total Industrials		779

REITs [0.9%]
Kimco Realty, 5.500%	10,000	251
Senior Housing Properties Trust, 5.625%	52,500	1,330
Vornado Realty Trust, 5.700%	20,000	511

Total REITs		2,092

Telecommunication Services [0.3%]
Telephone & Data Systems, 5.875%	30,000	747

Utilities [0.2%]
SCE Trust I, 5.625%	20,000	502

Total Preferred Stock
(Cost $6,656)		6,860

Asset-Backed Securities [2.0%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	$56	58
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 12/31/49(D) (E) (F)	457	80
Carmax Auto Owner Trust, Ser 2014-2, Cl A3
0.980%, 01/15/19	739	738
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28 (C)(D)	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	1	1
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	–	—
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	4,000	3,980
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	2	2

Total Asset-Backed Securities
(Cost $5,259)		4,859

Description	Face Amount (000)	Value (000)

U.S. Government Mortgage-Backed Obligations [1.5%]
FHLMC, Pool 1B2677
3.505%, 07/01/17(B)	$4	$4
FHLMC, Pool 1B2683
3.473%, 07/01/17(B)	2	3
FHLMC, Pool 1B2692
3.267%, 07/01/17(B)	8	8
FHLMC, Pool A93505
4.500%, 08/01/40	24	26
FHLMC, Pool A93996
4.500%, 09/01/40	37	40
FHLMC, Pool C03490
4.500%, 08/01/40	194	208
FHLMC, Pool C09015
3.000%, 10/01/42	175	176
FHLMC, Pool E01280
5.000%, 12/01/17	–	—
FHLMC, Pool G02940
5.500%, 05/01/37	5	6
FHLMC, Pool G04222
5.500%, 04/01/38	10	11
FHLMC, Pool G04913
5.000%, 03/01/38	40	43
FHLMC, Pool G08003
6.000%, 07/01/34	12	13
FHLMC, Pool G11431
6.000%, 07/01/17	–	—
FHLMC, Pool G11880
5.000%, 12/01/20	6	6
FHLMC, Pool G18124
6.000%, 07/01/17	5	5
FHLMC, Pool J19197
3.000%, 05/01/27	103	106
FHLMC, Pool Q08998
3.500%, 06/01/42	131	135
FHLMC, Pool Q10378
3.000%, 08/01/42	164	165
FHLMC, Ser 2004-2804, Cl VC, Pool FHR 2804 VC
5.000%, 07/15/21	41	42
FHLMC, Ser K708, Cl A2
2.130%, 01/25/19	295	297
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	156
FHLMC Multifamily Structured Pass-Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	390	393
FHLMC Multifamily Structured Pass-Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	201
FNMA, Pool 252570
6.500%, 07/01/29	3	4
CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

FNMA, Pool 253183
7.500%, 04/01/30	$–	$1
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254545
5.000%, 12/01/17	1	1
FNMA, Pool 254685
5.000%, 04/01/18	1	1
FNMA, Pool 254949
5.000%, 11/01/33	8	9
FNMA, Pool 255814
5.500%, 08/01/35	14	15
FNMA, Pool 303168
9.500%, 02/01/25	1	2
FNMA, Pool 725424
5.500%, 04/01/34	13	15
FNMA, Pool 735060
6.000%, 11/01/34	8	10
FNMA, Pool 735228
5.500%, 02/01/35	7	8
FNMA, Pool 735230
5.500%, 02/01/35	17	19
FNMA, Pool 745275
5.000%, 02/01/36	66	72
FNMA, Pool 745418
5.500%, 04/01/36	74	83
FNMA, Pool 827223
3.215%, 08/25/17(B)	28	30
FNMA, Pool 844809
5.000%, 11/01/35	27	30
FNMA, Pool AD0454
5.000%, 11/01/21	8	8
FNMA, Pool AD8522
4.000%, 08/01/40	27	29
FNMA, Pool AE0828
3.500%, 02/01/41	240	248
FNMA, Pool AH0621
3.500%, 01/01/41	55	56
FNMA, Pool AJ1407
4.000%, 09/01/41	44	46
FNMA, Pool AJ7689
4.000%, 12/01/41	148	156
FNMA, Pool AK0971
3.000%, 02/01/27	96	99
FNMA, Pool AO2970
3.000%, 05/01/42	156	156
FNMA, Pool AO4137
3.500%, 06/01/42	135	139
FNMA, Pool MA1277
2.500%, 12/01/27	94	95
GNMA, Pool 780315
9.500%, 12/15/17	–	—
GNMA, Pool G2 4696
4.500%, 05/20/40	84	90
GNMA, Pool G2 4747
5.000%, 07/20/40	32	35
GNMA, Pool G2 4923
4.500%, 01/20/41	50	54
GNMA, Pool G2 MA0155
4.000%, 06/20/42	122	129

Description	Face Amount (000)	Value (000)

GNMA, Pool G2 MA0392
3.500%, 09/20/42	$150	$156

Total U.S. Government Mortgage-Backed Obligations
(Cost $3,728)		3,841

Foreign Government Bonds [1.3%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	3,000	3,072
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	108
Province of Quebec Canada, MTN
7.380%, 04/09/26(G)	100	131

Total Foreign Government Bonds
(Cost $3,222)		3,311

Commercial Mortgage-Backed Obligations [0.3%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 07/01/17	125	129
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	277
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 07/01/17	150	152
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	279

Total Commercial Mortgage-Backed Obligations
(Cost $836)		837

Residential Mortgage-Backed Securities [0.0%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	2	2
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 07/01/17(B)	–	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	3	4
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	20	20
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	11	11

Total Residential Mortgage-Backed Securities
(Cost $38)		37
CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Shares	Value (000)

Short-Term Investment [2.6%]
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	6,448,185	$6,448

Total Short-Term Investment
(Cost $6,448)		6,448

Total Investments [99.4%]
(Cost $244,614)†		$247,985

Percentages are based on Net Assets of $249,487 (000).

†	At June 30, 2017, the tax basis cost of the Fund's investments was $244,614 (000), and the unrealized appreciation and depreciation were $4,628 (000) and $(1,257) (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2017, the value of these securities amounted to $19,260 (000), representing 7.7% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2017.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Security is considered illiquid. The total market value of such security as of June 30, 2017 was $8,025 (000) and represented 3.2% of net assets of the Fund.
(E)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2017 was $80 (000) and represented 0.0% of net assets of the Fund.

(F)	Security is considered restricted. The total market value of such security as of June 30, 2017 was $80 (000) and represented 0.0% of net assets of the Fund.
(G)	Step Bond — The rate reported is the rate in effect on June 30, 2017. The coupon on a step bond changes on a specific date.

AID — Agency for International Development
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
NY — New York
REIT — Real Estate Investment Trust
Ser — Series
SPE — Special Purpose Entity

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$183,945	$—	$183,945
U.S. Treasury Obligations	—	15,333	—	15,333
U.S. Government Agency Obligations	—	14,569	—	14,569
Closed-End Fund	7,945	—	—	7,945
Preferred Stock	3,744	3,116	—	6,860
Asset-Backed Securities	—	4,779	80	4,859
U.S. Government Mortgage-Backed Obligations	—	3,841	—	3,841
Foreign Government Bonds	—	3,311	—	3,311
Commercial Mortgage-Backed Obligations	—	837	—	837
Residential Mortgage-Backed Securities	—	37	—	37
Short-Term Investment	6,448	—	—	6,448
Total Investments in Securities	$18,137	$229,768	$80	$247,985

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2017:

Investments in Asset-Backed Securities
Beginning balance as of September 30, 2016	$135
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	1
Purchases	—
Sales/paydowns	(56)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2017	$80
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$1

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2017 (000)	Valuation Techniques
BT SPE	$80	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$1,106
Purchases at Cost	18,107
Proceeds from Sales	(19,213)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/17	$—
Dividend Income	$—

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Description	Face Amount (000)	Value (000)

Corporate Bonds [53.9%]
Advertising Sales [0.0%]
Clear Channel International
8.750%, 12/15/20(A)	$425	$450
Outfront Media Capital
5.875%, 03/15/25	675	707
5.625%, 02/15/24	350	365

Total Advertising Sales		1,522

Aerospace & Defense [0.2%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	500	500
TransDigm
6.500%, 07/15/24	1,000	1,033
6.500%, 05/15/25	1,725	1,755
6.375%, 06/15/26	425	431
6.000%, 07/15/22	950	979
5.500%, 10/15/20	350	357

Total Aerospace & Defense		5,055

Agricultural [0.0%]
Avangardco Investments Public
5.000%, 10/29/18	799	180
UkrLandFarming PLC
10.875%, 03/26/18(B)	2,106	474

Total Agricultural		654

Air Transportation [0.0%]
Rumo Luxembourg Sarl
7.375%, 02/09/24	937	962

Airlines [0.6%]
EA Partners I
6.875%, 09/28/20	3,900	3,583
EA Partners II
6.750%, 06/01/21	1,000	920
Gol LuxCo
8.875%, 01/24/22	7,900	7,227
SriLankan Airlines
5.300%, 06/27/19	4,850	4,916

Total Airlines		16,646

Apparel/Textiles [0.0%]
BiSoho SAS
5.875%, 05/01/23	270	336

Description	Face Amount (000)	Value (000)

Hanesbrands
4.875%, 05/15/26(A)	$1,050	$1,066

Total Apparel/Textiles		1,402

Applications Software [0.1%]
Nuance Communications
6.000%, 07/01/24	1,150	1,225
5.625%, 12/15/26(A)	1,275	1,361
5.375%, 08/15/20(A)	383	389
PTC
6.000%, 05/15/24	275	298

Total Applications Software		3,273

Auction House/Art Dealer [0.0%]
KAR Auction Services
5.125%, 06/01/25(A)	925	942
Ritchie Bros Auctioneers
5.375%, 01/15/25(A)	350	365

Total Auction House/Art Dealer		1,307

Auto Rent & Lease [0.3%]
Avis Budget Car Rental
6.375%, 04/01/24(A)	1,875	1,870
5.500%, 04/01/23	225	224
5.250%, 03/15/25(A)	550	518
Hertz
7.625%, 06/01/22(A)	725	723
6.250%, 10/15/22	1,625	1,418
5.500%, 10/15/24(A)	1,025	841
United Rentals North America
5.875%, 09/15/26	575	612
5.750%, 11/15/24	175	183
5.500%, 07/15/25	150	157
5.500%, 05/15/27	575	592
4.625%, 07/15/23	325	338

Total Auto Rent & Lease		7,476

Auto/Trk Prts and Equip-Repl [0.0%]
Allison Transmission
5.000%, 10/01/24(A)	550	564
JB Poindexter
9.000%, 04/01/22(A)	725	760

Total Auto/Trk Prts and Equip-Repl		1,324

Autoparts [0.4%]
Adient Global Holdings
4.875%, 08/15/26(A)	1,150	1,153

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Description	Face Amount (000)	Value (000)

American Axle & Manufacturing
6.625%, 10/15/22	$375	$385
6.500%, 04/01/27(A)	1,275	1,240
IHO Verwaltungs GmbH
4.750%, 09/15/26(A) (C)	1,875	1,882
4.500%, 09/15/23(A) (C)	275	279
Omega US Sub
8.750%, 07/15/23(A)	1,175	1,243
Schaeffler Finance
4.750%, 05/15/23(A)	250	258
Tenneco
5.375%, 12/15/24	350	361
5.000%, 07/15/26	200	202
Tupy Overseas
6.625%, 07/17/24	65	67
ZF North America Capital
4.750%, 04/29/25(A)	750	791

Total Autoparts		7,861

Banks [5.3%]
Access Bank, MTN
10.500%, 10/19/21	3,733	4,021
African Bank, MTN
8.125%, 10/19/20	5,433	5,623
Alternatifbank
8.750%, 04/16/26(D)	171	179
Australia & New Zealand Banking Group, MTN
2.192%, 06/01/21(A) (D)	10,000	10,128
Banco do Brasil
9.000%, 06/29/49(D)	5,300	5,366
8.500%, 10/29/49(D)	8,170	8,844
Bank Nadra via NDR Finance
8.250%, 06/22/17(B) (E)	721	4
FBN Finance
8.250%, 08/07/20	14,533	13,623
8.000%, 07/23/21(D)	10,768	9,735
ForteBank JSC
11.750%, 12/15/24	2,775	3,027
International Bank of Azerbaijan
5.625%, 06/11/19(B)	5,550	4,553
Kazkommertsbank JSC
8.500%, 05/11/18	8,560	8,792
5.500%, 12/21/22	24,815	23,768
National Savings Bank
8.875%, 09/18/18	20	21

Description	Face Amount (000)	Value (000)

Oschadbank Via SSB #1
9.375%, 03/10/23(C) (F)	$5,500	$5,616
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	2,624	2,674
13.500%, 05/22/19	2,675	2,729
TC Ziraat Bankasi, MTN
5.125%, 05/03/22	5,000	5,012
Turkiye Is Bankasi
7.000%, 06/29/28(D)	4,300	4,295
6.000%, 10/24/22	9,130	9,143
Turkiye Vakiflar Bankasi TAO
6.000%, 11/01/22	4,000	3,958
United Bank for Africa
7.750%, 06/08/22	4,500	4,345
Zenith Bank
7.375%, 05/30/22	200	196

Total Banks		135,652

Beauty Products [0.1%]
First Quality Finance
5.000%, 07/01/25(A)	300	306
4.625%, 05/15/21(A)	2,100	2,118

Total Beauty Products		2,424

Broadcasting & Cable [3.5%]
Altice Financing
7.500%, 05/15/26	24,535	27,295
Altice Finco, MTN
7.625%, 02/15/25	4,235	4,537
Altice US Finance I
5.500%, 05/15/26(A)	775	814
AMC Networks
5.000%, 04/01/24	1,400	1,433
4.750%, 12/15/22	325	335
Anixter
5.625%, 05/01/19	275	290
5.500%, 03/01/23	1,125	1,202
Belden
5.500%, 09/01/22(A)	1,200	1,236
5.250%, 07/15/24(A)	1,125	1,164
Cablevision Systems
5.875%, 09/15/22	925	972

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Description	Face Amount (000)	Value (000)

CCO Holdings
5.875%, 04/01/24(A)	$325	$347
5.875%, 05/01/27(A)	600	641
5.750%, 09/01/23	525	547
5.750%, 01/15/24	425	448
5.750%, 02/15/26(A)	300	321
5.500%, 05/01/26(A)	875	929
5.375%, 05/01/25(A)	250	266
5.250%, 09/30/22	675	695
5.125%, 02/15/23	1,275	1,316
5.125%, 05/01/27(A)	625	639
Cequel Communications Holdings I
5.125%, 12/15/21(A)	1,250	1,272
Clear Channel Communications
9.000%, 03/01/21	1,150	862
Clear Channel Worldwide Holdings
6.500%, 11/15/22	1,550	1,593
Columbus International
7.375%, 03/30/21	12,380	13,139
CSC Holdings
5.500%, 04/15/27(A)	1,400	1,481
5.250%, 06/01/24	575	587
DISH DBS
7.750%, 07/01/26	200	237
5.875%, 07/15/22	2,425	2,607
5.875%, 11/15/24	600	640
5.000%, 03/15/23	675	692
Gray Television
5.875%, 07/15/26(A)	1,275	1,301
5.125%, 10/15/24(A)	450	455
LIN Television
5.875%, 11/15/22	650	681
Nexstar Broadcasting
6.125%, 02/15/22(A)	875	915
Nexstar Escrow
5.625%, 08/01/24(A)	1,600	1,620
Numericable Group
6.000%, 05/15/22(A)	450	471
Numericable-SFR
7.375%, 05/01/26	1,500	1,625
SFR Group
7.375%, 05/01/26(A)	2,325	2,523
6.250%, 05/15/24(A)	575	607

Description	Face Amount (000)	Value (000)

Sinclair Television Group
5.875%, 03/15/26(A)	$1,050	$1,074
5.625%, 08/01/24(A)	1,275	1,308
5.125%, 02/15/27(A)	500	484
Tribune Media
5.875%, 07/15/22	1,975	2,069
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	473	490
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	1,850	1,984
Virgin Media Finance
6.000%, 10/15/24(A)	200	212
5.750%, 01/15/25(A)	500	519
Virgin Media Secured Finance
5.500%, 08/15/26(A)	400	419
Ziggo Bond Finance
6.000%, 01/15/27(A)	925	935
5.875%, 01/15/25(A)	275	283
Ziggo Secured Finance
5.500%, 01/15/27(A)	1,325	1,353

Total Broadcasting & Cable		89,865

Building & Construction [0.9%]
Allegion US Holding
5.750%, 10/01/21	550	571
Building Materials
6.000%, 10/15/25(A)	750	803
Cemex
7.750%, 04/16/26	8,010	9,181
China Shanshui Cement Group
7.500%, 03/10/20(E)	4,323	3,372
Kerneos Corporate SAS
4.421%, 03/01/21(D)	2,000	2,283
Masonite International
5.625%, 03/15/23(A)	875	914
NCI Building Systems
8.250%, 01/15/23(A)	700	757
Ply Gem Industries
6.500%, 02/01/22	650	681
Standard Industries
5.000%, 02/15/27(A)	1,775	1,810
USG
5.500%, 03/01/25(A)	400	425
4.875%, 06/01/27(A)	700	720

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Description	Face Amount (000)	Value (000)

Yuksel Insaat
9.500%, 11/10/15(B) (E)	$11,809	$1,728

Total Building & Construction		23,245

Building & Construction Supplies [0.1%]
Signode Industrial Group Lux
6.375%, 05/01/22(A)	2,675	2,795

Building-Heavy Construct [0.3%]
Andrade Gutierrez International
4.000%, 04/30/18	6,825	5,703
Odebrecht Offshore Drilling Finance
6.750%, 10/01/22(B)	7,856	2,632

Total Building-Heavy Construct		8,335

Business Services [0.0%]
Gartner
5.125%, 04/01/25(A)	525	552

Chemicals [0.6%]
Alpha 3
6.250%, 02/01/25(A)	1,350	1,389
Eco Services Operations
8.500%, 11/01/22(A)	800	838
Hexion
6.625%, 04/15/20	1,800	1,642
Huntsman International
5.125%, 11/15/22	250	267
4.875%, 11/15/20	700	737
Ineos Finance
4.000%, 05/01/23	1,000	1,176
Perstorp Holding
7.625%, 06/30/21(D)	500	590
Platform Specialty Products
10.375%, 05/01/21(A)	325	360
6.500%, 02/01/22(A)	3,250	3,356
PQ
6.750%, 11/15/22(A)	875	941
Rock International Investment
6.625%, 03/27/20	2,500	2,344
Valvoline
5.500%, 07/15/24(A)	200	212
Versum Materials
5.500%, 09/30/24(A)	425	447
WR Grace & -Conn
5.625%, 10/01/24(A)	325	347

Total Chemicals		14,646

Description	Face Amount (000)	Value (000)

Coal Mining [2.1%]
Alliance Resource Operating Partners
7.500%, 05/01/25(A)	$1,075	$1,130
DTEK Finance
10.750%, 12/31/24	31,135	27,633
Energy Resources
2.838%, 09/30/22(D)	21,665	19,498
2.838%, 10/01/65(D)	10,267	4,107
New World Resources
8.000%, 04/07/20(B) (E)	1,054	18
Peabody Securities Finance
6.375%, 03/31/25(A)	950	936
6.000%, 03/31/22(A)	175	173

Total Coal Mining		53,495

Commercial Services [0.2%]
Allegion
5.875%, 09/15/23	175	188
Anna Merger Sub
7.750%, 10/01/22(A)	2,125	1,610
Live Nation Entertainment
4.875%, 11/01/24(A)	350	355
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	1,575	1,614
ServiceMaster
5.125%, 11/15/24(A)	1,000	1,035

Total Commercial Services		4,802

Communication & Media [0.0%]
EW Scripps
5.125%, 05/15/25(A)	250	257

Computer Graphics [0.1%]
Southern Graphics
8.375%, 10/15/20(A)	1,375	1,399

Computer Software [0.2%]
GCX
7.000%, 08/01/19	2,800	2,520
Italics Merger Sub
7.125%, 07/15/23(A)	2,175	2,214
SS&C Technologies Holdings
5.875%, 07/15/23	900	958

Total Computer Software		5,692

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Description	Face Amount (000)	Value (000)

Computer System Design & Services [0.3%]
Diamond 1 Finance
7.125%, 06/15/24(A)	$2,050	$2,253
5.875%, 06/15/21(A)	250	262
NCR
6.375%, 12/15/23	625	671
5.875%, 12/15/21	400	416
5.000%, 07/15/22	975	995
4.625%, 02/15/21	300	306
Riverbed Technology
8.875%, 03/01/23(A)	1,725	1,753

Total Computer System Design & Services		6,656

Consumer Products & Services [0.3%]
EMI Music Publishing Group North America Holdings
7.625%, 06/15/24(A)	1,375	1,530
Prestige Brands
6.375%, 03/01/24(A)	1,450	1,550
5.375%, 12/15/21(A)	1,675	1,727
Scotts Miracle-Gro
5.250%, 12/15/26	75	79
ServiceMaster
7.450%, 08/15/27	225	246
7.100%, 03/01/18	475	487
Spectrum Brands
6.125%, 12/15/24	575	616
5.750%, 07/15/25	800	858
WMG Acquisition
5.000%, 08/01/23(A)	150	154
4.875%, 11/01/24(A)	250	255

Total Consumer Products & Services		7,502

Containers & Packaging [1.0%]
ARD Finance
7.125%, 09/15/23(C)	1,600	1,708
Ardagh Packaging Finance
7.250%, 05/15/24(A)	2,550	2,789
6.000%, 06/30/21(A)	800	828
6.000%, 02/15/25(A)	675	709
4.625%, 05/15/23(A)	350	359
Ball
5.250%, 07/01/25	925	1,021
Berry Plastics
6.000%, 10/15/22	400	426
5.500%, 05/15/22	2,075	2,161
5.125%, 07/15/23	725	755

Description	Face Amount (000)	Value (000)

BWAY Holding
7.250%, 04/15/25(A)	$2,950	$2,994
5.500%, 04/15/24(A)	1,350	1,379
Crown Americas
4.500%, 01/15/23	300	314
4.250%, 09/30/26(A)	225	224
Flex Acquisition
6.875%, 01/15/25(A)	2,475	2,574
Guala Closures
4.750%, 11/15/21(D)	160	185
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	675	758
5.875%, 08/15/23(A)	375	413
5.375%, 01/15/25(A)	950	1,013
5.000%, 01/15/22(A)	125	132
Pactiv
7.950%, 12/15/25	200	224
Reynolds Group Issuer
7.000%, 07/15/24(A)	2,175	2,333
5.750%, 10/15/20	1,650	1,689
Sealed Air
5.500%, 09/15/25(A)	800	874
5.125%, 12/01/24(A)	850	912
4.875%, 12/01/22(A)	475	506

Total Containers & Packaging		27,280

Data Processing/Mgmt [0.2%]
First Data
7.000%, 12/01/23(A)	1,525	1,628
5.750%, 01/15/24(A)	3,050	3,168
5.375%, 08/15/23(A)	1,300	1,358

Total Data Processing/Mgmt		6,154

Decision Support Software [0.0%]
MSCI
5.750%, 08/15/25(A)	525	569
5.250%, 11/15/24(A)	275	291
4.750%, 08/01/26(A)	150	154

Total Decision Support Software		1,014

Dental Supplies and Equip [0.1%]
IDH Finance
6.315%, 08/15/22(D)	1,500	1,884

Diagnostic Equipment [0.2%]
Crimson Merger Sub
6.625%, 05/15/22(A)	4,400	4,202

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Description	Face Amount (000)	Value (000)

Dialysis Centers [0.0%]
DaVita HealthCare Partners
5.750%, 08/15/22	$400	$411
5.000%, 05/01/25	625	627

Total Dialysis Centers		1,038

Diamonds/Precious Stones [0.2%]
Petra Diamonds US Treasury
7.250%, 05/01/22	4,620	4,728

Disposable Medical Prod [0.1%]
Sterigenics-Nordion Holdings
6.500%, 05/15/23(A)	2,300	2,369

Distribution/Wholesale [0.1%]
American Builders & Contractors Supply
5.750%, 12/15/23(A)	200	212
5.625%, 04/15/21(A)	358	368
Beacon Roofing Supply
6.375%, 10/01/23	425	457
HD Supply
5.750%, 04/15/24(A)	900	956
5.250%, 12/15/21(A)	450	472
Performance Food Group
5.500%, 06/01/24(A)	200	207

Total Distribution/Wholesale		2,672

Diversified Minerals [0.2%]
China Hongqiao Group
6.875%, 05/03/18	3,708	3,680
Teck Resources
8.500%, 06/01/24(A)	725	837
6.250%, 07/15/41	100	104
6.125%, 10/01/35	1,100	1,147
6.000%, 08/15/40	350	352

Total Diversified Minerals		6,120

Diversified Operations [0.0%]
Colfax
3.250%, 05/15/25	280	326
Koppers
6.000%, 02/15/25(A)	975	1,036

Total Diversified Operations		1,362

Drugs [0.4%]
Endo
6.000%, 07/15/23(A)	700	588
Endo Finance
6.000%, 02/01/25(A)	2,025	1,650

Description	Face Amount (000)	Value (000)

Valeant Pharmaceuticals International
7.250%, 07/15/22(A)	$600	$564
7.000%, 03/15/24(A)	525	552
6.500%, 03/15/22(A)	175	184
5.625%, 12/01/21(A)	700	632
5.500%, 03/01/23(A)	750	637
VPII Escrow
7.500%, 07/15/21(A)	900	872
VRX Escrow
6.125%, 04/15/25(A)	2,950	2,496
5.875%, 05/15/23(A)	2,025	1,736

Total Drugs		9,911

E-Commerce/Services [0.1%]
Match Group
6.750%, 12/15/22	1,475	1,534
6.375%, 06/01/24	450	489

Total E-Commerce/Services		2,023

Electric Utilities [0.7%]
Calpine
5.875%, 01/15/24(A)	550	566
5.750%, 01/15/25	2,225	2,086
Capex
6.875%, 05/15/24	1,500	1,513
NRG Energy
7.250%, 05/15/26	650	673
6.625%, 03/15/23	1,175	1,207
6.625%, 01/15/27	625	626
6.250%, 05/01/24	1,575	1,591
Orazul Energy Egenor S en C por A
5.625%, 04/28/27	3,100	3,030
Pampa Energia
7.500%, 01/24/27	100	104
Stoneway Capital
10.000%, 03/01/27	5,000	5,277

Total Electric Utilities		16,673

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21	1,650	1,714
5.375%, 06/15/24	500	522

Total Electrical Products		2,236
CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Energy [0.0%]
Viridian Group
7.500%, 03/01/20	$500	$597

Energy & Power [0.3%]
Enviva Partners
8.500%, 11/01/21(A)	1,650	1,761
Genneia
8.750%, 01/20/22	3,450	3,668
TerraForm Power Operating
6.375%, 02/01/23(A) (F)	1,700	1,768
6.125%, 06/15/25(A) (F)	700	744

Total Energy & Power		7,941

Engineering/R and D Services [0.1%]
Engility
8.875%, 09/01/24	950	1,032

Enterprise Software/Serv [0.4%]
BCP Singapore VI Cayman Financing
8.000%, 04/15/21	105	106
BMC Software Finance
8.125%, 07/15/21(A)	2,375	2,459
Ensemble S Merger Sub
9.000%, 09/30/23(A)	1,600	1,664
Infor Software Parent
7.125%, 05/01/21(A) (C)	2,450	2,524
Infor US
6.500%, 05/15/22	2,925	3,027
JDA Escrow
7.375%, 10/15/24(A)	1,850	1,924

Total Enterprise Software/Serv		11,704

Entertainment & Gaming [0.8%]
AMC Entertainment Holdings
6.125%, 05/15/27(A)	650	686
Boyd Gaming
6.875%, 05/15/23	1,225	1,311
6.375%, 04/01/26	500	541
Chester Downs & Marina
9.250%, 02/01/20(A)	1,300	1,339
Eagle II Acquisition
6.000%, 04/01/25(A)	1,175	1,245
MGM Resorts International
7.750%, 03/15/22	1,400	1,643
6.750%, 10/01/20	250	277
6.000%, 03/15/23	600	661
4.625%, 09/01/26	250	252

Description	Face Amount (000)	Value (000)

Mohegan Tribal Gaming Authority
7.875%, 10/15/24(A)	$1,325	$1,378
Penn National Gaming
5.625%, 01/15/27(A)	800	815
Pinnacle Entertainment
5.625%, 05/01/24(A)	1,450	1,508
Regal Entertainment Group
5.750%, 03/15/22	500	523
5.750%, 02/01/25	650	671
Rivers Pittsburgh Borrower
6.125%, 08/15/21(A)	1,275	1,294
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	2,000	2,010
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	370	374
Station Casinos
7.500%, 03/01/21	725	754
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	850	829
Wynn Las Vegas
5.250%, 05/15/27(A)	525	538

Total Entertainment & Gaming		18,649

Entertainment Software [0.0%]
AMC Entertainment Holdings
5.875%, 11/15/26(A)	425	444

Export/Import Bank [0.3%]
Ukreximbank via Biz Finance
9.750%, 01/22/25	1,500	1,534
9.625%, 04/27/22	5,500	5,665

Total Export/Import Bank		7,199

Financial Services [2.4%]
Ally Financial
5.750%, 11/20/25	1,975	2,079
5.125%, 09/30/24	450	475
4.750%, 09/10/18	475	488
4.625%, 03/30/25	1,300	1,331
4.125%, 03/30/20	425	437
Amigo Luxembourg
7.625%, 01/15/24	450	607
Astana Finance JSC
0.000%, 12/22/24(E) (G)	147	—
CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Cabot Financial Luxembourg II
5.875%, 11/15/21(D)	$1,000	$1,201
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)	1,050	1,118
5.750%, 04/15/25(A)	300	310
Navient
7.250%, 09/25/23	525	566
6.750%, 06/25/25	225	232
6.500%, 06/15/22	125	132
5.875%, 10/25/24	1,800	1,832
Navient, MTN
6.125%, 03/25/24	975	1,004
5.500%, 01/25/23	175	178
Oilflow SPV 1 DAC
12.000%, 01/13/22	11,700	12,252
12.000%, 01/13/22(A)	14,250	14,922
Promontoria MCS SAS
5.750%, 09/30/21(D)	100	118
Quicken Loans
5.750%, 05/01/25(A)	2,825	2,917
Russian Standard
13.000%, 10/27/22(C)	19,722	11,833
Tempo Acquisition
6.750%, 06/01/25(A)	1,325	1,355
Unifin Financiera SOFOM ENR
7.250%, 09/27/23	2,000	2,051
7.000%, 01/15/25	3,550	3,506

Total Financial Services		60,944

Firearms and Ammunition [0.0%]
FGI Operating Company
7.875%, 05/01/20(E)	1,250	838

Food, Beverage & Tobacco [2.3%]
Ajecorp
6.500%, 05/14/22	5,494	4,752
ARAMARK
5.125%, 01/15/24	1,075	1,130
Boparan Finance
5.500%, 07/15/21	1,000	1,262
Boparan Finance, MTN
4.375%, 07/15/21	1,000	1,115
CEDC Finance International
10.000%, 12/31/22(A) (E)	5,000	4,600
ESAL GmbH
6.250%, 02/05/23	500	436

Description	Face Amount (000)	Value (000)

Galapagos
4.419%, 06/15/21(D)	$1,888	$2,138
Hearthside Group Holdings
6.500%, 05/01/22(A)	1,250	1,244
JBS Investments GmbH
7.750%, 10/28/20	5,783	5,478
7.250%, 04/03/24	3,200	2,856
Lamb Weston Holdings
4.875%, 11/01/26(A)	700	726
MARB BondCo
7.000%, 03/15/24	8,150	7,875
Marfrig Holdings Europe
8.000%, 06/08/23	14,065	14,279
MHP
8.250%, 04/02/20	3,765	3,973
7.750%, 05/10/24	1,110	1,127
Minerva Luxembourg
6.500%, 09/20/26	2,000	1,947
Nova Austral
8.250%, 05/26/21(A)	6,000	6,000
Pinnacle Foods Finance
5.875%, 01/15/24	450	480

Total Food, Beverage & Tobacco		61,418

Food-Catering [0.0%]
Aramark Services
5.000%, 04/01/25(A)	750	792

Food-Flour and Grain [0.1%]
Post Holdings
6.000%, 12/15/22(A)	150	159
5.500%, 03/01/25(A)	500	515
5.000%, 08/15/26(A)	2,125	2,120

Total Food-Flour and Grain		2,794

Food-Wholesale/Distrib [0.1%]
US Foods
5.875%, 06/15/24(A)	1,375	1,427

Gas-Distribution [0.1%]
AmeriGas Partners
5.875%, 08/20/26	1,075	1,102
5.750%, 05/20/27	925	937
5.625%, 05/20/24	400	412
5.500%, 05/20/25	675	688

Total Gas-Distribution		3,139
CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Hazardous Waste Disposal [0.0%]
Tervita Escrow
7.625%, 12/01/21(A)	$950	$957

Health Care [0.1%]
Envision Healthcare
5.125%, 07/01/22(A)	1,400	1,437

Home Decoration Products [0.1%]
RSI Home Products
6.500%, 03/15/23(A)	1,875	1,974

Hotels and Motels [0.2%]
Grupo Posadas
7.875%, 06/30/22	4,763	4,922
Hilton Domestic Operating
4.250%, 09/01/24(A)	550	558
Hilton Worldwide Finance
4.625%, 04/01/25(A)	475	490

Total Hotels and Motels		5,970

Human Resources [0.1%]
Team Health Holdings
6.375%, 02/01/25(A)	2,900	2,813

Industrial [0.3%]
Reward International Investment
7.250%, 01/25/20	7,470	7,285

Insurance [0.3%]
Hockey Merger Sub 2
7.875%, 10/01/21(A) (E)	2,600	2,710
Hub Holdings
8.125%, 07/15/19(A) (C) (E)	1,525	1,529
KIRS Midco 3
8.625%, 07/15/23(A)	1,375	1,392
USIS Merger Sub
6.875%, 05/01/25(A)	1,800	1,832

Total Insurance		7,463

Internet Connectiv Svcs [0.1%]
United Group
7.875%, 11/15/20	1,400	1,658

Internet Security [0.1%]
Symantec
5.000%, 04/15/25(A)	725	759

Description	Face Amount (000)	Value (000)

VeriSign
5.250%, 04/01/25	$525	$560
4.750%, 07/15/27(A)	250	253
4.625%, 05/01/23	225	231

Total Internet Security		1,803

Investment Banker/Broker Dealer [0.1%]
BCD Acquisition
9.625%, 09/15/23(A)	1,000	1,080
NFP
6.875%, 07/15/25(A) (E)	1,525	1,540

Total Investment Banker/Broker Dealer		2,620

Machinery-General Indust [0.1%]
Zebra Technologies
7.250%, 10/15/22	1,925	2,045

Manufacturing [0.0%]
Cleaver-Brooks
8.750%, 12/15/19(A)	425	438

Media - Non-Cable [0.0%]
Intelsat Jackson Holdings
7.250%, 10/15/20	500	472

Medical Information Sys [0.0%]
IMS Health
5.000%, 10/15/26(A)	725	748

Medical Labs and Testing Srv [0.0%]
Eagle Holding II
7.625%, 05/15/22(A) (C)	775	797

Medical Products & Services [1.4%]
Acadia Healthcare
6.500%, 03/01/24	2,375	2,535
CHS
6.875%, 02/01/22	2,150	1,879
6.250%, 03/31/23	1,025	1,058
5.125%, 08/01/21	500	506
Envision Healthcare
6.250%, 12/01/24(A)	1,000	1,068
HCA
7.500%, 02/15/22	1,225	1,410
6.500%, 02/15/20	300	327
5.875%, 05/01/23	825	898
5.875%, 02/15/26	1,000	1,080
5.375%, 02/01/25	2,250	2,373
5.250%, 04/15/25	2,025	2,177
5.000%, 03/15/24	1,875	1,985
4.500%, 02/15/27	250	257
CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

HCA Holdings
6.250%, 02/15/21	$550	$601
IASIS Healthcare
8.375%, 05/15/19	1,350	1,357
LifePoint Health
5.875%, 12/01/23	325	343
5.375%, 05/01/24	600	621
LifePoint Hospitals
5.500%, 12/01/21	875	906
Mallinckrodt International Finance
5.625%, 10/15/23(A)	725	662
5.500%, 04/15/25(A)	2,500	2,187
4.750%, 04/15/23	975	831
Sterigenics-Nordion Topco
8.125%, 11/01/21(A) (C)	1,750	1,794
Surgery Center Holdings
6.750%, 07/01/25(A)	1,225	1,240
Teleflex
5.250%, 06/15/24	450	466
4.875%, 06/01/26	675	690
Tenet Healthcare
8.125%, 04/01/22	525	557
7.500%, 01/01/22(A)	325	353
6.750%, 06/15/23	2,150	2,150
4.625%, 07/15/24(A)	255	255
4.500%, 04/01/21	700	711
4.375%, 10/01/21	300	305
THC Escrow III
7.000%, 08/01/25(A)	350	349
5.125%, 05/01/25(A)	1,225	1,230
4.625%, 07/15/24(A)	320	321

Total Medical Products & Services		35,482

Medical-HMO [0.1%]
MPH Acquisition Holdings
7.125%, 06/01/24(A)	3,500	3,732

Medical-Outptnt/Home Med [0.0%]
Amsurg
5.625%, 07/15/22	950	984

Medical-Whsle Drug Dist [0.1%]
Vizient
10.375%, 03/01/24(A)	1,600	1,840
Description	Face Amount (000)	Value (000)

Metal-Copper [0.3%]
First Quantum Minerals
7.500%, 04/01/25	$1,000	$980
7.250%, 04/01/23(A)	3,000	2,933
7.250%, 04/01/23	1,000	980
Freeport-McMoRan
5.400%, 11/14/34	2,300	2,064
3.875%, 03/15/23	1,825	1,698

Total Metal-Copper		8,655

Metal-Iron [1.4%]
Koks OAO Via Koks Finance DAC
7.500%, 05/04/22	4,570	4,701
Samarco Mineracao
5.750%, 10/24/23(B)	12,900	7,321
4.125%, 11/01/22(B)	8,000	4,580
Vale Overseas
6.875%, 11/21/36	5,976	6,439
6.875%, 11/10/39	11,704	12,552

Total Metal-Iron		35,593

Metals & Mining [0.6%]
Hudbay Minerals
7.625%, 01/15/25(A)	750	786
7.250%, 01/15/23(A)	325	335
TiZir
9.000%, 09/28/17	7,800	7,897
Vedanta Resources
8.250%, 06/07/21	3,500	3,816
6.375%, 07/30/22	2,000	2,002

Total Metals & Mining		14,836

Miscellaneous Business Services [0.0%]
GW Honos Security
8.750%, 05/15/25(A)	500	523

Miscellaneous Manufacturing [0.3%]
Grupo KUO De
6.250%, 12/04/22	32	33
Magnesita Finance
8.625%, 04/29/49	4,043	4,044
Rio Oil Finance Trust, Ser 2014-3
9.750%, 01/06/27	2,945	3,004

Total Miscellaneous Manufacturing		7,081
CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Office Automation and Equip [0.1%]
CDW
5.500%, 12/01/24	$1,125	$1,217
5.000%, 09/01/25	350	363

Total Office Automation and Equip		1,580

Oil-Field Services [0.3%]
Borets Finance
7.625%, 09/26/18	2,220	2,317
Hiland Partners
5.500%, 05/15/22(A)	375	392
Oro Negro Drilling Pte
7.500%, 01/24/19(A)	3,079	1,632
Weatherford International
9.875%, 02/15/24(A)	200	209
8.250%, 06/15/23	1,075	1,075
7.000%, 03/15/38	775	663
6.800%, 06/15/37	225	192
Western Refining Logistics
7.500%, 02/15/23	1,125	1,212

Total Oil-Field Services		7,692

Paper & Related Products [0.2%]
Argos Merger Sub
7.125%, 03/15/23(A)	2,550	2,269
Clearwater Paper
5.375%, 02/01/25(A)	2,300	2,283

Total Paper & Related Products		4,552

Petroleum & Fuel Products [9.2%]
Access Midstream Partners
4.875%, 03/15/24	600	629
Antero Midstream Partners
5.375%, 09/15/24(A)	1,300	1,329
Antero Resources
5.625%, 06/01/23	325	329
5.125%, 12/01/22	350	351
5.000%, 03/01/25(A)	1,075	1,043
Antero Resources Finance
5.375%, 11/01/21	475	480
Ascent Resources Utica Holdings
10.000%, 04/01/22(A)	950	950
Callon Petroleum
6.125%, 10/01/24	655	666
6.125%, 10/01/24(A)	500	509

Description	Face Amount (000)	Value (000)

Carrizo Oil & Gas
8.250%, 07/15/25	$175	$179
7.500%, 09/15/20	775	789
6.250%, 04/15/23	675	650
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	750	834
5.875%, 03/31/25	1,050	1,120
5.125%, 06/30/27(A)	475	487
Chesapeake Energy
8.000%, 12/15/22(A)	715	756
8.000%, 01/15/25(A)	350	346
8.000%, 06/15/27(A)	1,025	1,007
5.750%, 03/15/23	500	450
5.375%, 06/15/21	500	467
4.875%, 04/15/22	100	93
Cia General de Combustibles
9.500%, 11/07/21	3,000	3,245
Continental Resources
4.500%, 04/15/23	1,275	1,218
CrownRock
7.750%, 02/15/23(A)	225	237
7.125%, 04/15/21(A)	350	360
CVR Refining
6.500%, 11/01/22	2,000	2,015
Dana Gas Sukuk
9.000%, 10/31/17(A) (B)	2,120	1,632
Diamondback Energy
4.750%, 11/01/24(A)	350	348
DNO
8.750%, 06/18/20(A)	4,800	4,632
Energy Transfer Equity
5.875%, 01/15/24	1,975	2,093
5.500%, 06/01/27	175	181
EP Energy
8.000%, 11/29/24(A)	800	798
6.375%, 06/15/23	200	117
EP PetroEcuador via Noble Sovereign Funding I
6.926%, 09/24/19(D)	31,140	31,062
Gazprom OAO Via Gaz Capital, MTN
8.625%, 04/28/34	8,750	11,659
General Exploration Partners
11.500%, 11/13/18(A) (C)	5,301	3,764
Georgian Oil and Gas JSC
6.750%, 04/26/21	100	105
CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Gulfport Energy
6.625%, 05/01/23	$550	$551
6.375%, 05/15/25	675	665
6.000%, 10/15/24(A)	300	292
Holly Energy Partners
6.000%, 08/01/24(A)	1,425	1,482
KazMunayGas National JSC
4.750%, 04/19/27	1,000	980
Kuwait Energy
9.500%, 08/04/19	1,240	1,159
Laredo Petroleum
7.375%, 05/01/22	775	783
6.250%, 03/15/23	200	198
5.625%, 01/15/22	375	364
MPLX
4.875%, 12/01/24	175	187
Northern Oil and Gas
8.000%, 06/01/20(E)	1,425	996
Nostrum Oil & Gas Finance
6.375%, 02/14/19	9,843	9,868
NuStar Logistics
5.625%, 04/28/27	975	1,024
Oasis Petroleum
6.875%, 03/15/22	725	703
6.875%, 01/15/23	175	169
6.500%, 11/01/21	450	436
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21(B)	10,879	5,875
Offshore Drilling Holding
8.375%, 09/20/20	9,550	3,295
Parsley Energy
6.250%, 06/01/24(A)	150	158
5.375%, 01/15/25(A)	275	277
5.250%, 08/15/25(A)	275	274
PDC Energy
7.750%, 10/15/22	175	182
6.125%, 09/15/24(A)	450	457
Petroamazonas EP
4.625%, 02/16/20	7,000	6,545
Petrobras Argentina
7.375%, 07/21/23	150	158

Description	Face Amount (000)	Value (000)

Petrobras Global Finance
8.750%, 05/23/26	$4,590	$5,278
7.375%, 01/17/27	3,000	3,174
6.875%, 01/20/40	22,635	21,447
6.850%, 06/05/15	5,143	4,574
6.250%, 03/17/24	1,782	1,816
6.125%, 01/17/22	1,000	1,031
5.375%, 01/27/21	5,060	5,157
Petroleos de Venezuela
9.750%, 05/17/35	9,459	4,401
8.500%, 11/02/17	435	381
8.500%, 10/27/20	23,830	17,241
Precision Drilling
7.750%, 12/15/23(A)	575	572
6.500%, 12/15/21	150	147
Puma International Financing
6.750%, 02/01/21	850	877
QEP Resources
6.875%, 03/01/21	400	415
5.250%, 05/01/23	550	520
QGOG Atlantic
5.250%, 07/30/18	1,615	1,579
QGOG Constellation
6.250%, 11/09/19	20,670	14,727
Range Resources
5.000%, 03/15/23(A)	475	464
4.875%, 05/15/25	772	733
Regency Energy Partners
5.500%, 04/15/23	200	207
Rice Energy
6.250%, 05/01/22	900	940
RSP Permian
6.625%, 10/01/22	625	648
5.250%, 01/15/25(A)	425	426
Sabine Pass Liquefaction
5.625%, 04/15/23	175	195
5.625%, 03/01/25	300	331
5.000%, 03/15/27	425	452
Santa Maria Offshore
8.875%, 07/03/18(A)	3,000	2,100
Seven Energy
10.250%, 10/11/21(B) (C)	11,047	3,093
SM Energy
6.750%, 09/15/26	150	143
6.500%, 01/01/23	400	381
5.625%, 06/01/25	225	203
5.000%, 01/15/24	175	155
CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Southern Gas Corridor CJSC
6.875%, 03/24/26	$1,000	$1,083
Southwestern Energy
4.100%, 03/15/22	1,500	1,398
Summit Midstream Holdings
5.750%, 04/15/25	1,275	1,281
5.500%, 08/15/22	1,600	1,598
Targa Resources Partners
5.375%, 02/01/27(A)	925	957
5.250%, 05/01/23	500	513
5.125%, 02/01/25(A)	475	489
Tesoro
5.375%, 10/01/22	375	388
5.125%, 12/15/26(A)	200	218
Tesoro Logistics
6.375%, 05/01/24	200	217
6.250%, 10/15/22	975	1,036
6.125%, 10/15/21	475	494
5.875%, 10/01/20	875	894
5.500%, 10/15/19	50	53
5.250%, 01/15/25	700	735
5.125%, 04/01/24	600	635
Ultra Resources
7.125%, 04/15/25(A)	650	641
6.875%, 04/15/22(A)	225	223
Whiting Petroleum
6.250%, 04/01/23	1,525	1,399
5.750%, 03/15/21	150	141
Williams
4.550%, 06/24/24	900	925
WPX Energy
8.250%, 08/01/23	275	298
7.500%, 08/01/20	75	79
6.000%, 01/15/22	300	297
5.250%, 09/15/24	175	166
YPF
8.500%, 07/28/25	4,200	4,731
Zhaikmunai LLP
7.125%, 11/13/19	8,332	8,424

Total Petroleum & Fuel Products		237,129

Phys Practice Mgmnt [0.0%]
MEDNAX
5.250%, 12/01/23(A)	200	206

Platinum [0.1%]
Stillwater Mining
7.125%, 06/27/25	4,000	3,934

Description	Face Amount (000)	Value (000)

Precious Metals [0.0%]
Coeur Mining
5.875%, 06/01/24(A)	$925	$897

Printing & Publishing [0.1%]
Multi-Color
6.125%, 12/01/22(A)	1,550	1,627
Nielsen Finance
5.000%, 04/15/22(A)	1,700	1,764

Total Printing & Publishing		3,391

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23	1,125	1,187
5.500%, 09/15/24(A)	300	309

Total Publishing-Newspapers		1,496

Quarrying [0.1%]
Compass Minerals International
4.875%, 07/15/24(A)	1,200	1,182

Radio [0.3%]
CBS Radio
7.250%, 11/01/24(A)	650	670
Radio One
9.250%, 02/15/20(A)	900	864
7.375%, 04/15/22(A)	1,225	1,268
Sirius XM Radio
6.000%, 07/15/24(A)	975	1,036
5.375%, 04/15/25(A)	1,400	1,447
5.375%, 07/15/26(A)	575	595
4.625%, 05/15/23(A)	1,250	1,286

Total Radio		7,166

Real Estate Investment Trusts [0.1%]
GLP Capital
5.375%, 04/15/26	525	573
Iron Mountain
5.750%, 08/15/24	475	485
Lamar Media
5.875%, 02/01/22	525	542
5.750%, 02/01/26	100	108
5.375%, 01/15/24	450	470
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	463
CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

RHP Hotel Properties
5.000%, 04/15/23	$150	$153

Total Real Estate Investment Trusts		2,794

Real Estate Oper/Develop [0.4%]
APL Realty Holdings Pte
5.950%, 06/02/24	3,000	2,903
BR Properties
9.000%, 10/29/49	1,000	1,008
Ezdan Sukuk
4.375%, 05/18/21	350	326
Global Prime Capital Pte
5.500%, 10/18/23	5,000	4,951

Total Real Estate Oper/Develop		9,188

Regional Authority [0.0%]
Rio Oil Finance Trust, Ser 2014-1
9.250%, 07/06/24	201	204

Research and Development [0.1%]
Jaguar Holding II
6.375%, 08/01/23(A)	3,575	3,767

Resorts/Theme Parks [0.1%]
Cedar Fair
5.375%, 04/15/27(A)	400	422
Six Flags Entertainment
5.500%, 04/15/27(A)	2,450	2,524
4.875%, 07/31/24(A)	550	553

Total Resorts/Theme Parks		3,499

Retail [0.7%]
1011778 BC ULC
4.250%, 05/15/24(A)	525	522
Albertsons
6.625%, 06/15/24(A)	900	893
5.750%, 03/15/25(A)	1,600	1,488
BKW
6.000%, 04/01/22(A)	2,275	2,357
Ferrellgas
6.750%, 01/15/22	1,175	1,104
6.750%, 06/15/23	850	792
6.500%, 05/01/21	675	638
Hillman Group
6.375%, 07/15/22(A)	1,950	1,872
Iceland Bondco
4.610%, 07/15/20(D)	1,000	1,301

Description	Face Amount (000)	Value (000)

KFC Holding
5.250%, 06/01/26(A)	$625	$658
5.000%, 06/01/24(A)	325	339
4.750%, 06/01/27(A)	625	638
Michaels Stores
5.875%, 12/15/20(A)	1,500	1,536
New Look Secured Issuer
4.500%, 07/01/22(D)	2,000	1,610
Party City Holdings
6.125%, 08/15/23(A)	1,650	1,708
PetSmart
8.875%, 06/01/25(A)	675	623
Rite Aid
6.125%, 04/01/23(A)	1,050	1,031
Sally Holdings
5.750%, 06/01/22	600	617
5.625%, 12/01/25	1,050	1,075
Suburban Propane Partners
5.875%, 03/01/27	450	448
Yum! Brands
3.875%, 11/01/23	300	296

Total Retail		21,546

Rubber & Plastic [0.1%]
Goodyear Tire & Rubber
5.125%, 11/15/23	250	262
5.000%, 05/31/26	675	698
4.875%, 03/15/27	575	584

Total Rubber & Plastic		1,544

Rubber/Plastic Products [0.1%]
Gates Global
6.000%, 07/15/22(A)	2,275	2,281

Security Brokers & Dealers [1.2%]
Goldman Sachs Group, MTN
2.282%, 11/15/18(D)	20,000	20,208
Morgan Stanley
1.982%, 02/14/20(D)	10,000	10,041

Total Security Brokers & Dealers		30,249

Semi-Conductors [0.2%]
Entegris
6.000%, 04/01/22(A)	1,300	1,360
Micron Technology
5.250%, 08/01/23(A)	375	390
5.250%, 01/15/24(A)	400	414
Microsemi
9.125%, 04/15/23(A)	339	388
CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Qorvo
7.000%, 12/01/25	$750	$851
Sensata Technologies
5.625%, 11/01/24(A)	425	456
5.000%, 10/01/25(A)	575	601
Sensata Technologies UK Financing
6.250%, 02/15/26(A)	225	245

Total Semi-Conductors		4,705

Software & Services [0.1%]
Rackspace Hostin
8.625%, 11/15/24(A)	2,250	2,396

Steel & Steel Works [0.8%]
ArcelorMittal
6.125%, 06/01/25	650	728
CSN Resources
6.500%, 07/21/20	2,000	1,480
Ferrexpo Finance
10.375%, 04/07/19	2,588	2,724
Metinvest
9.373%, 12/31/21(C)	13,327	12,061
Steel Dynamics
6.375%, 08/15/22	300	311
5.500%, 10/01/24	900	956
5.250%, 04/15/23	125	130
5.125%, 10/01/21	225	231
5.000%, 12/15/26	225	231

Total Steel & Steel Works		18,852

Telecommunication Equip [0.7%]
CommScope
5.500%, 06/15/24(A)	525	546
CommScope Technologies
5.000%, 03/15/27(A)	125	125
CommScope Technologies Finance
6.000%, 06/15/25(A)	950	1,014
HTA Group
9.125%, 03/08/22	16,030	16,153

Total Telecommunication Equip		17,838

Telephones & Telecommunications [5.9%]
Altice
7.750%, 05/15/22(A)	850	902
7.625%, 02/15/25(A)	1,500	1,644

Description	Face Amount (000)	Value (000)

Altice US Finance I
5.375%, 07/15/23(A)	$575	$598
Altice US Finance II
7.750%, 07/15/25(A)	1,000	1,105
AT&T
2.023%, 07/15/21(D)	10,000	10,104
Banglalink Digital Communications
8.625%, 05/06/19	750	784
Comcel Trust
6.875%, 02/06/24	14,400	15,320
CSC Holdings
10.875%, 10/15/25(A)	625	752
10.125%, 01/15/23(A)	825	957
6.625%, 10/15/25(A)	625	688
Digicel
8.250%, 09/30/20	22,880	21,476
8.250%, 09/30/20(A)	1,375	1,285
7.125%, 04/01/22	13,420	11,693
6.000%, 04/15/21(A)	175	168
6.000%, 04/15/21	22,250	21,336
eircom Finance DAC
4.500%, 05/31/22	500	597
GTH Finance
7.250%, 04/26/23	10,445	11,521
Intelsat Jackson Holdings
9.750%, 07/15/25(A)	525	524
8.000%, 02/15/24(A)	875	943
7.500%, 04/01/21	1,475	1,360
5.500%, 08/01/23	1,625	1,345
Level 3 Communications
5.750%, 12/01/22	450	467
Level 3 Financing
5.250%, 03/15/26	300	311
Matterhorn Telecom, MTN
3.250%, 02/01/23(D)	1,000	1,151
Mauritius Investment
5.373%, 02/13/22	14	14
Millicom International Cellular
6.000%, 03/15/25	9,460	9,928
Sable International Finance
6.875%, 08/01/22	9,945	10,790
Sixsigma Networks Mexico
8.250%, 11/07/21	63	63
Sprint
7.875%, 09/15/23	3,300	3,795
7.625%, 02/15/25	600	691
7.125%, 06/15/24	500	556
CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Sprint Capital
6.875%, 11/15/28	$1,800	$2,001
Sprint Communications
7.000%, 03/01/20(A)	350	384
6.000%, 11/15/22	1,700	1,802
T-Mobile USA
6.836%, 04/28/23	1,500	1,601
6.625%, 04/01/23	1,450	1,534
6.500%, 01/15/24	700	752
6.500%, 01/15/26	400	442
6.375%, 03/01/25	575	622
6.125%, 01/15/22	275	289
6.000%, 04/15/24	550	589
Verisure Holding
6.000%, 11/01/22	450	559
VimpelCom Holdings
5.950%, 02/13/23	4,000	4,250
Virgin Media Finance
6.375%, 04/15/23(A)	675	709
Virgin Media Secured Finance
5.250%, 01/15/26(A)	2,250	2,342
Vivacom, MTN
6.625%, 11/15/18	673	780

Total Telephones & Telecommunications		151,524

Textile-Home Furnishings [0.0%]
Springs Industries
6.250%, 06/01/21	677	700

Textile-Products [0.3%]
Golden Legacy Pte
8.250%, 06/07/21	4,620	4,952
6.875%, 03/27/24	4,000	3,980
Grupo Kaltex
8.875%, 04/11/22	140	126

Total Textile-Products		9,058

Transactional Software [0.1%]
Solera
10.500%, 03/01/24(A)	2,250	2,585

Transportation Services [0.7%]
Air Medical Group Holdings
6.375%, 05/15/23(A)	1,625	1,540
Brunswick Rail Finance
6.500%, 11/01/17	2,250	1,778
Far East Capital
8.750%, 05/02/20(B)	5,200	3,641
8.000%, 05/02/18(B)	5,300	3,711

Description	Face Amount (000)	Value (000)

Global Liman Isletmeleri
8.125%, 11/14/21	$4,750	$4,955
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	259
Sabre GLBL
5.375%, 04/15/23(A)	900	938
Ukraine Railways via Shortline
9.875%, 09/15/21	1,000	1,013

Total Transportation Services		17,835

Transport-Equip and Leasng [0.1%]
Park Aerospace Holdings
5.500%, 02/15/24(A)	2,400	2,507
5.250%, 08/15/22(A)	250	261

Total Transport-Equip and Leasng		2,768

Utility [0.1%]
Suburban Propane Partners
5.750%, 03/01/25	850	842
5.500%, 06/01/24	1,550	1,542

Total Utility		2,384

Total Corporate Bonds
(Cost $1,379,315)		1,395,531

Loan Participations [29.3%]
Aerospace [0.7%]
Aerojet Rocketdyne Holdings, Term Loan
3.243%, 06/17/21	760	753
Air Canada, Term Loan B (2017)
3.460%, 10/06/23	1,260	1,264
American Airlines, Term Loan B, 1st Lien
3.659%, 12/14/23	305	305
3.500%, 04/28/23(H)	635	635
3.117%, 10/10/21	495	494
AWAS, Term Loan
4.480%, 06/30/18	1,181	1,181
Dae Aviation Holdings, Term Loan B
4.790%, 07/07/22	1,239	1,248
Engility, Term Loan B-1
4.295%, 08/12/20	2,255	2,269
Engility, Term Loan B-2
4.750%, 08/14/23	1,963	1,982
CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Sequa, 2nd Lien
10.172%, 04/28/22	$185	$188
Sequa, Term Loan B
6.672%, 11/28/21	595	598
TransDigm, Term Loan D
4.147%, 06/04/21	1,967	1,965
TransDigm, Term Loan E
4.147%, 05/14/22	1,029	1,027
TransDigm, Term Loan F
4.045%, 06/09/23	2,486	2,481
WP CPP Holdings, Term B-3 Loan
4.672%, 12/28/19	837	803

Total Aerospace		17,193

Automotive [0.5%]
Apcoa, Term Loan, 1st Lien
0.000%, 03/08/24	2,000	2,312
Car Trawler, Term Loan
4.250%, 04/30/21	2,723	3,080
Cooper, Term Loan
3.500%, 01/30/23	1,000	1,155
Oasis Holdings, Term Loan
2.500%, 11/19/20(B)(H)	9,580	7,712

Total Automotive		14,259

Broadcasting [0.5%]
CBS Radio, Term Loan B
4.716%, 10/17/23	590	591
CBS Radio, Term Loan B (2017)
2.750%, 03/02/24(H)	750	753
Cumulus Media, Term Loan B
4.300%, 12/23/20	488	393
Entercom Radio LLC, Term Loan B
4.702%, 11/01/23	458	460
IHeart Communications, Term Loan E
8.545%, 07/30/19	2,143	1,744
Mission / Nexstar Broadcasting, Term Loan B - Mission
4.238%, 01/17/24	48	48
Mission / Nexstar Broadcasting, Term Loan B - Nexstar
4.238%, 01/17/24	487	487
Mission / Nexstar Broadcasting, Term Loan B2 - Mission
0.000%, 01/17/24(H)	53	53

Description	Face Amount (000)	Value (000)

Mission / Nexstar Broadcasting, Term Loan B2 - Nexstar
0.000%, 01/17/24(H)	$432	$432
Quincy Newspapers, Term Loan B
5.050%, 11/02/22	421	424
TFM Group, Term Loan
3.500%, 10/16/23	1,000	1,153
Tribune Media Company, Term Loan B
4.045%, 12/27/20	106	106
Tribune Media Company, Term Loan C
4.045%, 01/27/24	1,317	1,320
Univision Comm (fka Umbrella), 2017 Replacement Term Loan
3.795%, 03/15/24	4,436	4,345

Total Broadcasting		12,309

Broadcasting & Cable [0.1%]
Virgin Media, Term Loan J, 1st Lien
3.755%, 01/30/26	1,500	1,965

Cable/Wireless Video [1.8%]
Cable & Wireless Communications PLC (Sable), Term B-3 Loan
4.538%, 01/31/25	660	661
Cable One, Term Loan B
3.430%, 04/12/24	225	225
Charter Comm Operating, LLC, Term Loan E-1
3.050%, 07/01/20	1,738	1,743
Charter Comm Operating, LLC, Term Loan H-1
3.050%, 01/15/22	1,647	1,651
Charter Comm Operating, LLC, Term Loan I-1
3.300%, 01/15/24	1,436	1,441
CSC Holdings, Term Loan B (2017)
3.459%, 07/15/25	1,475	1,464
Intelsat Jackson Holdings, Term Loan B2
4.000%, 06/30/19(D)	3,140	3,111
CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Liberty Cablevision of Puerto Rico, 2nd Lien - 2014
7.908%, 07/07/23	$112	$111
Liberty Cablevision of Puerto Rico, Term Loan, 1st Lien
4.658%, 01/07/22	2,610	2,582
M7 Group, Term Loan
4.250%, 06/17/21	899	1,035
MCC Iowa (Broadband), Term Loan H
3.700%, 01/29/21	1,254	1,257
Mediacom LLC, Term Loan K
3.450%, 02/19/24	1,137	1,140
Quebecor Media, Term Loan B
3.432%, 08/17/20	2,095	2,099
Radiate Holdco, Term Loan B
4.045%, 02/01/24	1,132	1,115
Serbia Broadband (Telemach), Term Loan
9.000%, 06/19/19	3,579	4,240
Tele Columbus, Term Loan
3.250%, 10/15/24	2,000	2,304
Telenet Financing, Term Loan AI
3.909%, 06/30/25	185	185
UPC Financing, Term Loan AP
3.742%, 04/15/25	2,210	2,212
WideOpenWest Finance LLC, Term Loan B
4.554%, 08/18/23	3,365	3,359
WideOpenWest Finance LLC, Term Loan B (2017)
0.000%, 08/18/23(H)	2,590	2,586
Ziggo, Term Loan E
3.659%, 04/15/25	7,800	7,773
3.000%, 04/15/25	3,000	3,444

Total Cable/Wireless Video		45,738

Chemicals [1.8%]
Albaugh, LLC, Initial Term Loan
6.121%, 05/31/21	407	409
Allnex, Term Loan B-1
5.000%, 06/02/23	1,489	1,714
Alpha 3, Term Loan B-1
4.147%, 01/31/24	380	381
Ashland, Term Loan B
3.242%, 05/25/24	145	145

Description	Face Amount (000)	Value (000)

ASP Chromaflo Intermediate Holdings, Term Loan B-1
5.045%, 11/20/23	$733	$735
ASP Chromaflo Intermediate Holdings, Term Loan B-2
5.045%, 11/20/23	953	956
Axalta Coating Systems US Holdings, Term Loan B (2017)
3.039%, 06/30/24	660	662
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.057%, 09/07/21	2,504	2,469
Constantia Flexibles, 1st Lien
4.045%, 04/30/22	820	822
Constantia Flexibles, Initial Term Loan
4.045%, 04/30/22	160	160
Emerald Performance Materials, LLC, 2nd Lien
8.795%, 08/01/22	1,945	1,940
Emerald Performance Materials, LLC, Initial Term Loan (1st Lien)
4.545%, 07/30/21	118	119
Ferro, Term Loan B
3.536%, 02/13/24	788	790
Flint Group SA, Term Loan C
4.057%, 09/03/21	414	408
GCP Applied Technologies, Term Loan B (2016)
4.397%, 02/03/22	252	253
Gemini HDPE LLC, Term Loan B
4.172%, 08/06/21	1,644	1,651
Ineos Group Holdings PLC, Term Loan B (2024)
3.795%, 02/10/24	1,900	1,903
Ineos Group Holdings PLC, Term Loan B 2022
3.795%, 03/31/22	5,487	5,495
Ineos Group, Term Loan
3.250%, 03/31/22	1,955	2,250
INEOS Styrolution Group GmbH, Term Loan B (2017)
3.902%, 03/30/24	1,239	1,247
CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Klockner Pentaplast, Term Loan
4.000%, 04/28/20	$920	$1,054
4.000%, 04/28/20	1,040	1,191
Kraton Polymers, Term Loan B (2016)
5.045%, 01/06/22	1,026	1,035
MacDermid (Platform), Term Loan B5
4.545%, 06/07/20	452	453
MacDermid (Platform), Term Loan B-6
4.045%, 06/07/23	574	575
Minerals Technologies, Term Loan B (2017)
3.470%, 02/14/24	2,340	2,346
Minerals Technologies, Term Loan B-2 - Fixed TL
4.750%, 05/07/21	3,495	3,521
NEP, 1st Lien
4.500%, 01/04/24	1,493	1,711
New Arclin US Holdings, Term Loan B
5.670%, 02/10/24	220	222
Parex Group, Term Loan B, 1st Lien
3.500%, 03/07/24	1,500	1,721
Perstorp, Term Loan
0.000%, 12/27/21	1,098	1,217
Platform Specialty Products, 1st Lien
4.250%, 06/07/20	2,471	2,842
Royal Adhesives and Sealants LLC, 2nd Lien
8.647%, 06/19/23	552	550
Royal Adhesives and Sealants LLC, Term Loan B
4.397%, 06/20/22	623	628
Sapec, Term Loan B, 1st Lien
4.750%, 12/15/23(E)	2,500	2,832
Univar, Term Loan B2
3.795%, 07/01/22	239	239
Venator, Term Loan B
0.000%, 06/29/24(H)	145	145

Total Chemicals		46,791

Description	Face Amount (000)	Value (000)

Consumer Durables [0.1%]
American Bath Group, Replacement Term Loan
6.397%, 09/30/23	$1,203	$1,214
Innocor, Term Loan
5.885%, 02/02/24	395	395
WKI Holdings, Term Loan B (2017)
5.170%, 05/01/24	445	449

Total Consumer Durables		2,058

Consumer Non-Durables [0.3%]
Coty, Term B Loan
4.125%, 09/29/23	525	528
Eastman Kodak, Exit Term Loan
7.422%, 09/03/19	821	817
NBTY (Nature's Bounty), Term Loan B (2017)
4.647%, 05/05/23	313	314
Parfums Holdings Company, Term Loan B
6.046%, 06/28/24(H)	325	322
PHS Group Limited, Term Loan
6.250%, 11/15/21	1,697	2,237
Prestige Brands, Term Loan B-4
3.795%, 01/20/24	887	890
Varsity Brands (Hercules Achievement), Term Loan B
4.551%, 12/10/21	1,966	1,975

Total Consumer Non-Durables		7,083

Diversified Media [1.2%]
ALM Media, LLC, Term Loan B
5.647%, 07/31/20(E)	205	186
Audiotonix Term Loan, 1st Lien
0.000%, 03/22/24	1,223	1,217
Bureau Van Dijk
5.216%, 09/17/21	842	1,100
Creative Artist Agency LLC, Term Loan B (2024)
4.659%, 02/13/24	1,060	1,066
Deluxe Entertainment Services Group, Term Loan
6.672%, 02/28/20	1,955	1,949
CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

DHX Media, Term Loan B
0.000%, 12/22/23(H)	$510	$512
Donnelley Financial Solutions, Term B Loan
5.076%, 09/29/23	295	298
Formula One (Alpha Topco), Term Loan B
4.568%, 02/24/24	840	840
Harland Clarke Holdings, Term Loan B-5
7.152%, 12/31/21	2,653	2,663
Harland Clarke Holdings, Term Loan B-6
6.468%, 02/09/22	9,409	9,412
Learfield Communications, Term Loan
4.300%, 12/01/23	249	250
Lions Gate Entertainment, Term Loan B
4.051%, 12/08/23	1,842	1,852
McGraw-Hill Global Education Holdings LLC, Term Loan - 2022
5.045%, 05/04/22	523	514
MediArena Acquisition (Endemol), Term Loan, 1st Lien
6.898%, 08/13/21	1,450	1,357
Merrill Communications LLC, Term Loan - 2022
6.422%, 06/01/22	1,141	1,144
Micro Holdings (Internet Brands), Delay Draw
3.750%, 07/08/21(H)	166	167
Micro Holdings (Internet Brands), Term Loan
4.795%, 07/08/21	303	304
Nielsen Finance LLC, Term Loan B-4
3.096%, 10/04/23	595	596
Rovi Solutions, Term Loan B
3.550%, 07/02/21	561	561
WME IMG Holdings LLC, 2nd Lien
8.295%, 05/06/22	2,427	2,454

Description	Face Amount (000)	Value (000)

WME IMG Holdings LLC, Initial Term Loan
4.300%, 05/06/21	$2,713	$2,721

Total Diversified Media		31,163

Energy [1.3%]
Alon USA, MLP Term Loan
9.250%, 11/26/18	539	539
Azure Midstream Holdings LLC, Term Loan B
7.545%, 11/15/18	1,377	1,283
California Resources, Term Loan
11.534%, 12/31/21	790	834
Chesapeake Energy, Term Loan
8.684%, 08/23/21	2,930	3,096
Chief Exploration & Development LLC, Second Lien
7.932%, 05/16/21	1,315	1,264
CITGO Petroleum, Term Loan B 2015
9.647%, 05/12/18	3,724	3,776
Crestwood, Term Loan B-1
9.209%, 06/19/19(H)	1,250	1,217
Eagleclaw, Term Loan B
5.466%, 06/07/24(H)	1,130	1,116
EMG Utica, Term Loan
4.897%, 03/27/20	1,946	1,946
Energy Transfer Equity LP, Term Loan B (2017)
3.826%, 01/31/24	7,780	7,736
Euro Garages, Term Loan
5.325%, 01/31/23	2,000	2,629
Frac Tech International, Term Loan B - 2014
5.795%, 04/16/21	2,351	1,875
Gavilan Resources, 2nd Lien
7.076%, 03/01/24	1,370	1,299
Hi-Crush Partners, Term Loan B
4.897%, 04/28/21	592	571
KCA Deutag, Term Loan
6.922%, 05/15/20	1,271	1,139
MEG Energy, Term Loan B
3.500%, 12/31/23	1	1
Motor Fuel, Term Loan
6.000%, 08/05/22	2,000	2,642
CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

New World Resources, Term Loan
16.500%, 10/07/17(E)	$223	$—
Paradigm, Term C Loan
4.750%, 07/30/19(E)	136	118
Philadelphia Energy Solutions, Term Loan
6.250%, 04/04/18	285	258
Sheridan Production Partners, Term Loan II-A
4.710%, 12/16/20(E)	76	65
Sheridan Production Partners, Term Loan II-M
4.710%, 12/16/20(E)	28	24
Sheridan Production Partners, Term Loan II-SIP
4.710%, 12/16/20(E)	545	463
Ultra Resources, Term Loan B
4.117%, 04/12/24	505	501

Total Energy		34,392

Financial [2.8%]
Accelya International Term Loan, 1st Lien
0.000%, 03/29/24	2,000	1,990
Altisource, Term Loan B
4.545%, 12/09/20	826	712
Aretec Group, 2nd Lien
2.000%, 05/23/21	1,603	1,579
Aretec Group, Exit Term Loan
8.000%, 11/23/20	496	504
Aruba Investments, 1st Lien
4.250%, 02/02/22	980	1,120
Asurion, LLC (fka Asurion Corporation), 2nd Lien
8.545%, 03/03/21	5,520	5,540
Asurion, LLC (fka Asurion Corporation), Replacement B-5
4.045%, 11/03/23	2,646	2,659
Asurion, LLC (fka Asurion Corporation), Term Loan B-4 (New)
4.295%, 08/04/22	2,567	2,577
Asurion, LLC (fka Asurion Corporation), Term Loan PIK Holdco
10.045%, 08/31/21	2,030	2,087

Description	Face Amount (000)	Value (000)

Avolon, Term Loan B-1
3.462%, 09/16/20	$235	$236
Avolon, Term Loan B-2
3.962%, 03/20/22	2,435	2,449
Dubai World, Term Loan
4.750%, 09/30/18(E)	24,571	22,477
3.750%, 09/30/22(E)	8,053	7,382
EVO Payments International, Term Loan B
6.050%, 12/08/23	653	660
Fortress Investment, Term Loan B
0.000%, 06/10/22(H)	1,140	1,146
Freedom Mortgage Corporation, Term Loan B
6.862%, 02/17/22(H)	4,886	1,008
Infinitas, Term Loan
4.500%, 05/03/24	2,000	2,306
iStar Financial, Term Loan B
4.964%, 07/01/20	3,594	3,616
LPL Holdings, Term Loan B
3.728%, 03/08/24	299	300
Mortgage Contracting Services, Term Loan AP
5.959%, 05/11/24	590	597
Ocwen Financial Corporation, Term Loan
6.000%, 12/07/20	1,035	1,027
Optimal Payments Ltd., Term Loan
3.750%, 01/22/21	2,000	2,308
Russell Investments, Term Loan B
6.795%, 06/01/23	850	861
Tackle, Term Loan B, 1st Lien
3.500%, 08/08/22	2,000	2,294
USI Holdings, Term Loan B
4.180%, 05/16/24	285	283
Victory Capital Management, Term Loan B
8.647%, 10/29/21	740	749
Virtu Financial LLC (aka VFH), Term Loan B
4.648%, 10/27/22	960	965
Virtu Financial LLC (aka VFH), Term Loan B (2017)
0.000%, 12/02/21(H)	155	156
Vistra Group, Ltd., Term Loan
4.750%, 07/21/22	983	1,131
CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Walter Investment Management, Term Loan B
4.795%, 12/18/20	$2,305	$2,086

Total Financial		72,805

Food and Drug [0.3%]
Albertsons, LLC, 2017-1 Term B-4
3.976%, 08/25/21	919	906
Albertsons, LLC, 2017-1 Term B-6
4.251%, 06/22/23	2,280	2,253
Rite Aid, 2nd Lien - Tranche 1 Term Loans
5.950%, 08/21/20	1,085	1,093
Rite Aid, 2nd Lien - Tranche 2 Term Loans
5.075%, 06/21/21	440	441
Solina Group, Term Loan
4.750%, 12/16/22	2,000	2,295
Supervalu, Delay Draw
4.716%, 06/02/24	137	132
Supervalu, Term Loan B
4.589%, 06/02/24	228	220

Total Food and Drug		7,340

Food/Tobacco [0.7%]
Amplify Snack Brands, Term Loan B
6.570%, 09/02/23	1,078	1,078
Burger King (1011778 B.C. / New Red), Term Loan B-3
3.301%, 02/17/24	4,510	4,497
Campbell Soup Europe, Term Loan B, 1st Lien
0.000%, 12/08/23	2,000	2,298
Deoleo, S.A. (Deoleo USA), Initial Term Loan
4.500%, 06/02/21	3,000	2,528
Jacobs Douwe Egberts, Term Loan
2.750%, 07/01/22	265	306
JBS USA LLC, Term Loan B (2017)
5.500%, 10/30/22(H)	2,064	2,011
Landry's, Term Loan B (2016)
3.968%, 10/04/23	320	319
Milk Specialties, Term Loan
5.147%, 08/16/23	1,017	1,024

Description	Face Amount (000)	Value (000)

NPC International, 2nd Lien
8.716%, 04/03/25	$115	$116
NPC International, Term Loan B
4.716%, 04/03/24	320	322
Post Holdings, Term Loan B
3.470%, 05/17/24(H)	1,545	1,546
United Biscuits, Term Loan
4.501%, 12/10/21	834	1,083
US Foods, Term Loan B
3.795%, 06/27/23	1,406	1,411

Total Food/Tobacco		18,539

Forest Prod/Containers [0.8%]
Albea, Cov-Lite, 1st Lien
4.000%, 04/10/24	1,500	1,730
Anchor Glass Container Corporation, Term Loan B
4.295%, 12/07/23	657	660
Anchor Glass Container Corporation, Term Loan, 2nd Lien
8.810%, 12/07/24	85	86
Berry Plastics, Term Loan I
3.545%, 10/01/22	523	523
Berry Plastics, Term Loan J
3.617%, 01/13/24	389	389
Berry Plastics, Term Loan K
3.367%, 02/08/20	790	790
BWAY Holding Company, Term Loan B
4.326%, 04/03/24	1,750	1,749
Caraustar Industries, Term Loan B (2017)
6.647%, 03/09/22	1,456	1,456
Dummen Orange, Cov-Lite, Term Loan B, 1st Lien
3.500%, 05/18/24	3,000	3,454
Flex Acquisition (Novolex), Initial Term Loan
4.398%, 12/29/23	240	240
IVC, Term Loan B, 1st Lien
3.750%, 01/26/24	1,500	1,722
ProAmpac, Term Loan B
5.214%, 11/20/23	905	914
Reynolds Group Holdings Incremental US, Term Loans
4.226%, 02/05/23	1,917	1,918
CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Signode Industrial Group US, Term Loan B
3.750%, 05/01/21	$1,726	$1,724
Verallia, Term Loan
0.000%, 10/22/22	2,000	2,292

Total Forest Prod/Containers		19,647

Gaming/Leisure [2.2%]
Amaya, Initial Term Loan B-3
4.647%, 08/01/21	1,493	1,494
Apple Leisure Group (Casablanca), Term Loan
5.897%, 03/31/24	574	571
Belmond Interfin Ltd., Term Loan
4.147%, 03/19/21	387	387
Belmond Interfin Ltd., Term Loan B
0.000%, 07/03/24(H)	765	764
Boyd Gaming, Term Loan B (2017)
3.693%, 09/15/23	561	562
Caesars Entertainment, Prop Co Term Loan
4.545%, 10/11/20	3,591	3,608
Caesars Entertainment, Term Loan B
0.000%, 04/04/24(H)	1,345	1,340
Caesars Entertainment, Term Loan B-5
1.500%, 03/01/17(H)	2,550	2,969
Caesars Entertainment, Term Loan B-6 Extended
1.500%, 03/01/18(B) (D)(H)	5,761	6,839
Caesars Entertainment, Term Loan B7
13.250%, 03/01/17(B)(H)	1,770	2,214
CityCenter Holdings, Term Loan B
3.716%, 04/14/24	300	300
Cyan Blue Holdco 2 Limited, Initial Term Loan, 1st Lien
6.500%, 02/25/22	2,000	2,634
Diamond Resorts, Term Loan B
7.045%, 09/02/23	2,724	2,740
Eldorado Resorts, Term Loan B
3.243%, 03/16/24	1,461	1,449

Description	Face Amount (000)	Value (000)

ESH Hospitality, Term Loan B
3.545%, 08/20/23	$1,489	$1,494
Four Seasons Holdings, Term Loan (12/13)
4.147%, 11/30/23	1,234	1,241
Gateway Casinos & Entertainment, Term Loan B-1
4.794%, 02/22/23	235	237
Global Cash Access, Term Loan B (2017)
5.560%, 05/01/24	1,815	1,825
GLP Capital LP (Gaming & Leisure) Incremental Tranche A-1
2.839%, 04/29/21	4,955	4,901
Greektown Holdings, Term Loan B
4.045%, 03/21/24	1,000	999
Hilton Worldwide Finance, LLC., Term Loan B-2
3.216%, 10/25/23	8,698	8,721
Intrawest, Term Loan B-1
0.000%, 06/28/24(H)	118	118
Intrawest, Term Loan B-2
0.000%, 06/28/24(H)	62	62
La Quinta Intermediate Holdings, Term Loan B
3.908%, 04/14/21	341	342
Las Vegas Sands, Term Loan B (2017)
3.050%, 03/29/24	1,854	1,856
MGM Growth Properties, Term Loan B
3.295%, 04/25/23(D)	1,077	1,078
MGM Resorts, Term Loan A
3.295%, 04/23/21	707	707
Mohegan Tribal Gaming, Term Loan B (2016)
5.226%, 10/13/23	1,105	1,116
Penn National Gaming, Term Loan B
3.545%, 01/12/24	234	235
Playa Resorts Holding, Term Loan B (2017)
4.170%, 04/05/24	520	520
Richmond Bidco, Term Loan
4.502%, 03/04/24	1,500	1,979
CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Scientific Games, Term Loan B-3
5.076%, 10/01/21	$1,339	$1,351
Station Casinos, Term Loan B
3.500%, 06/08/23	598	597
UFC Holdings (Buyer), Term Loan B - 2023
4.447%, 08/18/23	506	507

Total Gaming/Leisure		57,757

Healthcare [2.8%]
Albany Molecular Research, Term Loan B
5.906%, 07/16/21	450	451
Apollo 5 GmbH, Facility B (Dragenopharm), 1st Lien
5.000%, 09/29/20	2,000	2,247
Ardent Legacy Holdings, Term Loan B
6.647%, 08/04/21	1,183	1,185
CDRH (Healogics), Term Loan B
5.320%, 07/01/21	321	252
Cerba Healthcare, Term Loan, 1st Lien
5.000%, 03/21/24	1,000	1,142
Change Healthcare Holdings, Term Loan B
3.795%, 03/01/24	5,322	5,319
Coherent Holding, Term Loan
4.250%, 08/01/23	1,761	2,041
Cole-Parmer, Term Loan B
5.150%, 03/17/24	389	390
Community Health Systems, Term Loan G
3.795%, 12/25/19	1,476	1,473
Community Health Systems, Term Loan H
4.202%, 01/15/21(H)	5,362	5,350
Concordia Healthcare, Initial Dollar Term Loan
5.250%, 10/21/21	1,960	1,457
ConvaTec Healthcare, Term B Loan
3.545%, 10/25/23	279	279
Diaverum, Term Loan, 1st Lien
0.000%, 05/24/24(H)	1,500	1,501

Description	Face Amount (000)	Value (000)

Diaverum, Term Loan, 2nd Lien
0.000%, 05/24/24(H)	$1,500	$1,500
Etypharm, Term Loan, 1st Lien
0.000%, 07/21/23	1,000	1,317
Explorer Holdings, Term Loan B
6.170%, 05/02/23	371	374
Gesundheits, Term Loan
4.000%, 07/25/21	1,000	1,147
Greatbatch, Ltd., Term Loan A
4.300%, 10/14/21	390	389
Greatbatch, Ltd., Term Loan B (2017)
4.710%, 10/27/22	1,585	1,590
Grifols, Term Loan B (2017)
3.436%, 01/24/25	3,287	3,289
Halyard Health, Term Loan B
3.795%, 10/02/21	765	766
HCA, Term Loan B-8
3.476%, 02/15/24	2,706	2,719
HCA, Term Loan B-9
3.045%, 03/18/23	1,871	1,875
Iasis Healthcare Corporation, Term Loan B-3
5.250%, 02/16/21	2,010	2,018
INC Research, Term Loan B (2017)
0.000%, 06/28/24(H)	800	801
Indivior Finance S.Ã r.l., Term Loan B
7.040%, 12/19/19	1,685	1,693
inVentiv Health, Term Loan B
4.952%, 11/09/23	398	398
Kindred Healthcare, Term Loan B
4.688%, 04/09/21	795	797
Kinetic Concepts, Term Loan B (2017)
4.397%, 01/31/24	515	512
Lannett Company, Term Loan A
5.795%, 11/25/20	2,009	1,989
Mallinckrodt, PLC, Term Loan B (2017)
2.750%, 09/24/24	1	1
MultiPlan, Term Loan B
4.897%, 06/07/23	3,776	3,773
CITY NATIONAL ROCHDALE FUNDS | PAGE 67

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Novacap, Term Loan
5.000%, 04/28/23	$1,000	$1,152
Pharmaceutical Product Development, Term Loan B (2017)
3.794%, 08/18/22	257	257
Quintiles IMS Incorporated, Term Loan B-1
3.202%, 03/03/24	391	393
Royalty Pharma (aka RPI), Term Loan A-3
2.897%, 10/14/21	220	220
Royalty Pharma (aka RPI), Term Loan B-6
3.153%, 03/23/23	3,795	3,806
Siemens Audiology, Term Loan
4.250%, 01/17/22	978	1,131
Sunrise Medical, Cov-lite, Term Loan
5.000%, 07/05/22	303	346
Sunrise Medical, Term Loan B, 1st Lien
5.000%, 07/05/22	2,197	2,509
Surgery Center Holdings, Term Loan B
0.000%, 06/20/24(H)	730	732
Team Health, Term Loan
3.795%, 01/12/24	618	613
Unilabs, Term Loan
3.000%, 04/19/24	2,500	2,845
Unither, Term Loan B, 1st Lien
4.000%, 02/01/24	1,500	1,730
Valeant Pharmaceuticals International, Series F-1 Tranche B Term Loan
5.830%, 04/01/22	5,162	5,229
Vedici Group, Term Loan
0.000%, 10/31/22	2,000	2,305

Total Healthcare		73,303

Housing [0.5%]
ABC Supply Company, Term Loan B-1
3.545%, 10/31/23	1,257	1,259
Capital Automotive LP, Second Lien (2017)
7.220%, 03/21/25	4,325	4,385

Description	Face Amount (000)	Value (000)

Capital Automotive LP, Term Loan B (2017)
4.030%, 03/21/24	$2,380	$2,397
DTZ US Borrower LLC, 2015-1 Additional Term Loan (1st Lien)
4.452%, 11/04/21	3,397	3,390
DTZ US Borrower LLC, Second Lien
9.422%, 11/04/22	89	88
PulteGroup, Term Loan
3.750%, 04/11/23	1,500	1,737
Quikrete Holdings, Term Loan B
3.795%, 11/15/23	363	362

Total Housing		13,618

Industrials [0.2%]
Delachaux, Term Loan
5.250%, 09/25/21	360	471
IVC, Term Loan B, 1st Lien
4.752%, 01/25/24	1,000	1,302
Xella, Term Loan B, 1st Lien
4.000%, 02/02/24	2,500	2,874

Total Industrials		4,647

Information Technology [2.6%]
Almonde, 2nd Lien
8.459%, 04/28/25	375	381
Almonde, Term Loan B
4.736%, 04/28/24	890	890
Aricent Technologies, Term Loan
5.639%, 04/14/21	569	570
Arris Group, Term Loan A
2.795%, 06/18/20	277	276
Arris Group, Term Loan B (2017)
3.545%, 04/26/24	1,247	1,252
Avaya, Term B-6 Loans
6.667%, 03/31/18	873	694
Avaya, Term Loan B-7
6.417%, 04/30/20	2,031	1,620
Blackboard, Term Loan B-4
6.158%, 06/30/21	903	898
Cavium, Term Loan B (2017)
3.279%, 08/16/22	638	637
CITY NATIONAL ROCHDALE FUNDS | PAGE 68

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

CCC Information, Term Loan B
4.041%, 04/24/24	$595	$592
Cologix, 2nd Lien
8.216%, 03/20/25	100	100
Cologix, Term Loan B
4.216%, 03/20/24	389	388
CompuCom Systems, Term Loan B
4.300%, 05/09/20	79	62
Computer Sciences Government Services, Term Loan B
3.545%, 11/30/23	516	517
Compuware Corporation, Term Loan B-3
5.290%, 12/15/21	370	373
Cortes NP Acquisition (Vertiv), Term Loan B (2017)
5.060%, 11/30/23	1,176	1,180
Cypress Semiconductor Corporation Term Loan B
4.840%, 07/05/21	626	631
Dell, Term A2 Loan
3.480%, 09/07/21	3,300	3,303
Dell, Term A3 Loan
3.050%, 12/31/18	2,030	2,032
Dell, Term Loan B (2017)
3.550%, 09/07/23	4,787	4,803
EIG Investors, Term Loan B (2017)
5.242%, 02/09/23	580	581
Epicor Software, Term Loan B-1
5.050%, 06/01/22	698	702
Equinix, Cov-Lite, Term Loan B, 1st Lien
3.750%, 12/07/23	2,494	2,874
Exela, Term Loan B
0.000%, 06/30/23(H)	635	622
Globallogic Holdings, Term Loan B
5.652%, 06/20/22	444	446
Help/Systems, Term Loan B
5.639%, 10/08/21	344	345
Infor US, Term Loan, 1st Lien
3.750%, 02/01/22	1,995	2,294
Inovalon Holdings, Term Loans
2.295%, 09/19/19	2,673	2,633

Description	Face Amount (000)	Value (000)

Internap, Term Loan B
8.000%, 03/29/22	$300	$303
ION Trading Technologies S.A.R.L., Tranche B-1 Euro Term Loan
4.000%, 06/10/21	1,613	1,860
IPC, Term B-1 Loans
5.672%, 08/06/21	1,025	969
JDA Software Group (RP Crown), Term Loan B
4.545%, 10/12/23	284	285
LANDesk Software, Term Loan B
5.480%, 01/20/24	474	471
Leidos (Abacus Innovations), Term Loan B
3.313%, 08/16/23	567	570
LGC Science Holdings, Term Loan
3.750%, 03/08/23	1,285	1,485
Lionbridge Technologies, Term Loan B
6.545%, 02/06/24	314	313
MaxLinear, Term Loan B
3.617%, 04/12/24	410	409
Micro Focus, MA FinanceCo
0.000%, 04/29/24(H)	202	202
Micro Focus, Seattle SpinCo
4.030%, 04/19/24(H)	1,363	1,365
North American Bancard (NAB), Term Loan B
4.537%, 06/14/24(H)	145	145
Oberthur, Cov-Lite, Term Loan B-1, 1st Lien
4.000%, 12/14/23	764	877
Oberthur, Cov-Lite, Term Loan B-2, 1st Lien
3.750%, 12/14/23	1,236	1,418
On Semiconductor, Term Loan
2.898%, 01/02/18	248	248
Optiv Security, Term Loan
4.438%, 01/19/24	590	578
Presidio, Term B Loan
4.250%, 02/02/22	924	925
Project Leopard Holdings (Kofax), Term Loan B
0.000%, 06/21/23(H)	245	245
Quest Software (Seahawk), Term Loan B
7.045%, 10/31/22	244	247
CITY NATIONAL ROCHDALE FUNDS | PAGE 69

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Rackspace Hosting, Term Loan B (2017)
4.172%, 11/03/23	$788	$787
RAET, Term Loan
4.250%, 07/01/21	1,500	1,720
Redtop, 1st Lien
4.000%, 12/03/20	1,000	1,152
Salient CRGT, Term Loan B
6.795%, 02/27/22	467	464
Sirius Computer Solutions (SCS), Term Loan B
5.295%, 10/30/22	454	458
SolarWinds Term Loan
4.545%, 02/05/23	426	426
Solera, LLC (Solera Finance), Euro Term Loan, 1st Lien
3.750%, 03/03/23	1,975	2,287
Solera, Term Loan B
4.295%, 03/03/23	2,043	2,049
Southern Graphics, Term Loan - 2013
4.397%, 10/17/19	200	201
SS&C Technologies, Term Loan B-1 (new)
3.295%, 07/08/22	1,639	1,644
SS&C Technologies, Term Loan B-2 (new)
3.295%, 07/08/22	99	100
Symantec Corporation, Term A-1 Loan
0.000%, 05/10/19(H)	260	259
Symantec Corporation, Term A-2 Loan
0.000%, 08/01/19(H)	330	329
Symantec Corporation, Term A-3 Loan
0.000%, 08/01/19(H)	670	666
Symantec Corporation, Term A-5 Loan
2.830%, 08/01/21	1,600	1,590
TierPoint, Term Loan B
4.795%, 04/28/24	295	295
TTM Technologies, Term Loan
5.295%, 05/31/21	914	921
Vertafore (VF Holding), Term Loan (2016)
4.295%, 06/30/23	1,146	1,145
Webhelp, Term Loan
4.250%, 03/16/23	1,000	1,131

Description	Face Amount (000)	Value (000)

Webhelp, Term Loan B, 1st Lien
4.250%, 12/31/49	$1,500	$1,959
Western Digital Corporation, Term Loan A
3.033%, 04/29/21	1,000	1,002
Western Digital Corporation, Term Loan B-2
3.783%, 04/29/23	863	866

Total Information Technology		66,062

Manufacturing [0.6%]
Brand Energy & Infrastructure, Term Loan B
5.464%, 06/16/24(H)	655	654
Bright Bidco, Term Loan B
4.500%, 03/17/24(H)	1,170	1,186
Columbus Mckinnon, Term Loan B
4.147%, 01/20/24	360	362
DRB-HICOM Berhad, Term Loan, 1st Lien
0.000%, 01/22/21(E)	5,600	4,928
Dynacast International LLC Term Loan B-1
4.397%, 01/28/22	810	813
Gates Global LLC, Term Loan B (2017)
5.045%, 04/01/24	1,269	1,267
Keurig Green Mountain, Term Loan A
2.750%, 03/03/21	2,136	2,131
Manitowoc, Term Loan B
4.033%, 03/03/23	819	826
Milacron, Term Loan B (2017)
4.045%, 09/28/23	313	314
Otter Products, LLC, Term Loan B
5.795%, 06/03/20	1,348	1,348
Ravago Holdings America, Term Loan B (2016)
4.300%, 07/13/23	446	446
TecoStar Holdings, Term Loan B
4.922%, 04/18/24	445	445
Unifrax I LLC, Term Loan B
4.900%, 04/04/24	560	561

Total Manufacturing		15,281
CITY NATIONAL ROCHDALE FUNDS | PAGE 70

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Metals/Minerals [0.4%]
Arch Coal, Term Loan B
5.045%, 02/28/24	$249	$249
Atkore International, Term Loan (2016)
4.150%, 12/15/23	1,701	1,706
Atlas Iron Limited, Term Loans
8.580%, 05/06/21	53	50
Blackhawk Mining, Term Loan B
10.710%, 02/14/22	1,630	1,390
Canam Construction, Term Loan B
0.000%, 06/29/24(H)	490	478
Contura Energy, Term Loan B
6.080%, 03/18/24	1,397	1,355
Coronado Coal LLC, Term Loan B
8.088%, 06/01/23	220	215
Fairmount Minerals, Ltd., New Term Loan B-2
4.647%, 09/05/19	550	518
Foresight Energy LLC, Term Loan B
6.795%, 03/16/22	1,167	1,109
Global Brass and Copper, Term Loan B
5.313%, 07/18/23	337	337
Peabody Energy, Exit Term Loan
5.576%, 03/31/22(E)	394	393
SLV, Term Loan B, 1st Lien
4.250%, 12/13/23	1,000	1,094
US Silica, Add-On Term Loan
4.688%, 07/23/20	622	620
US Silica, Term Loan B
4.188%, 07/23/20	214	213
Zekelman Industries (fka JMC Steel), Term Loan B
4.789%, 06/14/21	659	662

Total Metals/Minerals		10,389

Publishing [0.1%]
Springer Science and Business Media, Term Loan
0.000%, 08/14/20	1,985	2,276

Description	Face Amount (000)	Value (000)

Real Estate [0.1%]
Flamingo LUX II, Senior Facility B, 1st Lien
4.250%, 07/28/23	$1,482	$1,711

Retail [1.1%]
Abercrombie & Fitch Management, Term Loan B
4.970%, 08/07/21	1,068	1,033
Action Netherland, Term Loan B, 1st Lien
4.250%, 02/25/22	1,000	1,157
AS Adventure, Term Loan
5.617%, 04/12/22	1,000	1,263
AS Adventure, Term Loan B
5.000%, 04/01/22	2,000	2,248
Ascena Retail Group, Tranche B Term Loan
5.625%, 08/21/22	923	773
Bass Pro Group, Term Loan B
6.147%, 12/16/23	1,585	1,538
Belk, Term Loan
5.905%, 12/12/22	793	672
CWGS Group, LLC, Term Loan B - 2023
4.839%, 11/08/23	1,348	1,354
Dollar Tree, Term Loan B-2 - Fixed TL
4.309%, 07/06/22	4,210	4,260
Hudson's Bay Company, Term Loan B - 2022
4.294%, 09/30/22	2,355	2,222
J Crew Group, Term Loan B
4.147%, 03/05/21	941	557
JC Penney, Term Loan B
5.450%, 06/23/23	2,569	2,533
Kate Spade & Company, Term Loan B
4.051%, 04/09/21	113	113
Men's Wearhouse, Term Loan B
4.688%, 06/18/21	407	389
Men's Wearhouse, Term Loan B1 (Fixed)
5.000%, 06/18/21	915	855
Neiman Marcus (fka Mariposa), New Term Loan
4.339%, 10/25/20	233	174
CITY NATIONAL ROCHDALE FUNDS | PAGE 71

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Petsmart (fka Argos Merger), Term B Loan
4.010%, 03/11/22	$440	$409
Sears Roebuck Acceptance, Term Loan
8.576%, 07/20/20	742	749
Sears Roebuck Acceptance, Term Loan B
5.544%, 06/30/18	1,406	1,383
Toys R Us Property, Initial Term Loan
6.045%, 08/21/19	3,267	3,067
Toys R Us-Delaware, FILO CAD Term Loan
8.422%, 10/24/19	348	349
Toys R Us-Delaware, FILO US Term Loan
8.422%, 10/24/19	432	433
Toys R Us-Delaware, Term B-3 Loan
5.250%, 05/25/18	90	82
Toys R Us-Delaware, Term Loan B-2
5.250%, 05/25/18	1,549	1,415
Toys R Us-Delaware, Term Loan B4
9.952%, 04/24/20	1,037	802

Total Retail		29,830

Service [2.1%]
AHT Cooling
4.271%, 11/19/20	976	1,120
AI Avocado
4.250%, 09/17/21	1,000	1,144
4.250%, 10/08/21	1,000	1,147
American Teleconferencing Services, Term Loan B
7.719%, 12/08/21	276	275
Ascend Learning LLC, Term Loan B
0.000%, 06/29/24(H)	365	365
Busy Bees Nurseries Ltd., Term Loan
5.001%, 04/29/22	1,000	1,307
Callcredit Information Group, 1st Lien
5.020%, 02/12/21	2,644	3,438
Daseke, Delay Draw
9.500%, 02/03/24	60	60

Description	Face Amount (000)	Value (000)

Daseke, Term Loan B
6.545%, 02/03/24	$285	$287
Diebold, Term Loan B (2017)
3.875%, 11/06/23	379	381
DigitalGlobe, Term Loan
3.795%, 01/15/24	403	403
Dorna Sports, Term Loan
3.250%, 04/12/24	1,883	2,166
Environmental Resources, Term Loan
8.000%, 05/09/22	1,000	918
5.000%, 05/14/21	3,500	3,290
Evertec Group, LLC, Term A Loan
3.339%, 04/17/18	31	31
First Data, 2022D New Dollar Term Loan
3.389%, 07/08/22	6,874	6,860
First Data, Term Loan B (2017)
3.716%, 04/26/24	4,056	4,055
Gartner, Term Loan A
3.045%, 03/16/22	721	724
Gartner, Term Loan B
3.045%, 03/16/24	678	680
Geo Group, Term Loan B
2.250%, 03/16/24	1	1
GFL Environmental, Term Loan B
3.897%, 09/29/23	402	403
Hertz, Term Loan B1
3.800%, 06/30/23(H)	462	460
Hotelbeds Group, Term Loan
6.250%, 05/31/23	1,985	2,296
Inmar, 2nd Lien
11.000%, 04/25/25	150	148
Inmar, Term Loan B
6.500%, 04/25/24	595	596
iQor US, Term Loan B
6.148%, 04/01/21	1,661	1,646
Laureate Education, Term Loan B (2017)
5.545%, 04/19/24	628	631
LS Deco LLC (Leighton), Term Loan B
5.162%, 05/21/22	270	272
PrePaid Legal Services, 2nd Lien
10.250%, 07/01/20(H)	125	125
CITY NATIONAL ROCHDALE FUNDS | PAGE 72

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Prime Security Services, Term B-1 Loans
4.294%, 05/02/22	$873	$872
Prosol, Cov-Lite, 1st Lien
4.000%, 04/21/24	2,000	2,296
Redbox Automated Retail, Term Loan
8.545%, 09/27/21	439	440
Sedgwick, 1st Lien
3.795%, 03/01/21	1,460	1,459
Sedgwick, 2016 Replacement Term Loans
4.397%, 03/01/21	119	119
Sedgwick, 2nd Lien
6.795%, 02/28/22	825	829
Sedgwick, 2nd Lien - Add-On
6.952%, 02/28/22	925	928
Spin Holdco (Coinmach), Term Loan B-1
0.000%, 11/14/22	470	468
St. George's University Scholastic Services, Term Loan B
6.489%, 07/06/22	242	242
Sutherland Global Services, Initial Cayman Term Loan
6.147%, 04/23/21	403	380
Sutherland Global Services, Initial US Term Loan
6.147%, 04/23/21	1,732	1,632
Tempo Acquisition LLC, Term Loan B
4.060%, 05/12/24	1,780	1,783
TKC Holdings, 2nd Lien
8.626%, 02/01/24	115	115
TKC Holdings, Term Loan B
4.876%, 02/01/23	469	468
TransUnion LLC, Term Loan B-2
3.545%, 04/09/23	553	557
Travelport, Term Loan C
4.432%, 09/02/21	2,494	2,497
USIC Holdings, Term Loan B (2017)
4.923%, 12/08/23	284	284
Vivid Seats LLC, Term Loan B (2017)
5.296%, 06/27/24(H)	325	325

Description	Face Amount (000)	Value (000)

Weight Watchers International, Term Loan B-2
4.400%, 04/02/20	$1,746	$1,680
Xerox Business Services (Conduent), Term Loan B
5.076%, 12/07/23	826	835

Total Service		53,438

Sovereign [0.3%]
Arab Republic of Egypt
1.884%, 01/04/21(E)	2,117	2,052
Republic of Angola, Term Loan
7.683%, 12/06/20(E)	5,688	5,062

Total Sovereign		7,114

Telecommunications [1.4%]
Alorica, Term Loan B
5.795%, 06/30/22	129	130
Altice Financing, New Refi Term Loan
3.466%, 07/28/25	2,683	2,656
Altice Financing, Term Loan B (2017)
3.908%, 06/22/25	1,170	1,166
CenturyLink, Term Loan B
1.375%, 01/15/25	5,065	5,005
Colorado Buyer, 2nd Lien
8.420%, 03/15/25	295	297
Colorado Buyer, Term Loan B
4.170%, 03/15/24	390	390
ConvergeOne Holdings, Term Loan B
5.970%, 06/14/24	440	437
Eircom, Term Loan, 1st Lien
3.250%, 03/08/24	2,500	2,872
Genesys, Term Loan
5.000%, 12/01/23	1,990	2,279
Hargray Communications Group, Term Loan B
4.031%, 03/24/24	680	681
Level 3 Communications, Term Loan B (2017)
3.466%, 02/22/24	7,105	7,118
Neustar, 2nd Lien
8.000%, 02/28/25(H)	295	298
Neustar, Term Loan B-2
3.750%, 02/29/24(H)	740	744
CITY NATIONAL ROCHDALE FUNDS | PAGE 73

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Numericable U.S. LLC (SFR), Term Loan B-10
4.422%, 01/14/25	$2,315	$2,310
Numericable U.S. LLC (SFR), Term Loan B-11
3.000%, 06/22/25	2,500	2,862
3.944%, 07/31/25	2,760	2,735
Unitymedia, Term Loan B (2017)
0.000%, 09/08/25(H)	695	692
WestCorp, Term Loan B12
3.545%, 06/17/23	154	154
WestCorp, Term Loan B14
3.545%, 06/17/21	561	561
Zayo Group LLC, Term Loan B-2 (2017)
3.716%, 01/19/24	1,401	1,402
Zayo Group LLC, Term Loan B-2 (Refi)
0.000%, 01/19/24(H)	1,300	1,301

Total Telecommunications		36,090

Textile & Apparel Mfg. [0.0%]
Vivarte, 1st Lien
4.000%, 10/29/19	1,148	923

Transportation [0.6%]
American Axle & Manufacturing, Term Loan
3.470%, 03/10/24	1,515	1,500
Caliber Collision, Delay Draw
1.500%, 02/01/24(H)	61	62
Caliber Collision, Term Loan B
4.045%, 02/01/24	612	614
Ceva Term Loan
3.750%, 06/30/21	1,000	1,151
Commercial Barge Line Company, Term Loan B 2022
9.795%, 11/12/20	520	448
Federal-Mogul, Term Loan C
4.910%, 04/15/21(H)	2,804	2,811
Harvey Gulf Int'l Marine, Term Loan A
5.500%, 06/18/18(E)	1,384	741
Harvey Gulf Int'l Marine, Term Loan B
5.750%, 06/18/20	800	351

Description	Face Amount (000)	Value (000)

International Seaways, Term Loan B
6.790%, 05/30/22	$475	$468
K&N Parent, 2nd Lien
9.795%, 10/19/24	165	163
K&N Parent, Initial Term Loan
5.795%, 10/20/23	244	244
Navios Maritime Midstream Partners LP, Term Loan
5.780%, 06/18/20	465	465
Navios Maritime Partners LP, Term Loan B (2017)
6.250%, 09/03/20	1,131	1,126
Navistar, Term Loan B (2017)
5.090%, 08/07/20	828	837
OSG Bulk Ships, Initial Term Loan
5.430%, 08/05/19	829	785
Sage Automotive Holdings (Clearlake), Term Loan - 2022
6.045%, 11/08/22	766	770
Superior Industries, Term Loan B
5.787%, 03/22/24	815	809
Tower Auto Holdings, Term Loan B (2024)
3.875%, 03/07/24	1,077	1,073
Wabash National Corporation, Term Loan B-3
3.780%, 03/18/22	486	488

Total Transportation		14,906

Utility [1.2%]
AES Corp, Term Loan B (2017)
3.192%, 05/24/22	733	731
Aria Energy Operating LLC, Term Loan B
5.545%, 05/27/22	348	347
Atlantic Power, Term Loan
5.295%, 04/13/23	400	401
Bronco Midstream Funding, LLC, Term Loan B
5.172%, 08/17/20	2,164	2,180
Calpine, Bridge Facility
2.740%, 11/30/17(H)	287	287
CITY NATIONAL ROCHDALE FUNDS | PAGE 74

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Calpine, Construction TL B1 (2020)
3.300%, 05/03/20	$80	$79
Calpine, Term Loan
3.900%, 01/15/24	498	497
Calpine, Term Loan B-7
3.900%, 05/17/23	475	474
Calpine, Term Loan B-8
2.800%, 12/26/19	190	189
Dynegy, Tranche C-1 Term Loan
4.339%, 02/07/24	2,713	2,706
Eastern Power, LLC (TPF II) Term Loan
5.045%, 10/02/23	1,308	1,301
EFS Cogen Holdings I LLC, Term Loan B
4.650%, 06/28/23	344	345
Empire Generating, LLC, Term Loan B
5.430%, 03/14/21	1,724	1,651
Empire Generating, LLC, Term Loan C
5.430%, 03/14/21	170	163
Helix Gen Funding, LLC, Term Loan B
4.960%, 03/10/24	297	299
Longview Power, Term Loan B
7.000%, 04/13/21	1,573	1,094
Morrison Utility, Term Loan B, 1st Lien
5.000%, 09/13/23	2,000	2,605
MRH, Term Loan B-2, 1st Lien
4.000%, 12/06/23	1,000	1,152
MRP Generation Holdings, LLC (TPF), Term Loan B (2016)
8.147%, 10/18/22	1,608	1,496
NRG Energy, Term Loan B
3.295%, 06/30/23	4,732	4,723
Power Buyer, LLC, 2nd Lien
8.402%, 11/06/20	765	750
Power Buyer, LLC, Term Loan
4.397%, 05/06/20	1,302	1,289
Summit Midstream Partners, Term Loan B
7.045%, 05/13/22	2,050	2,070
Description	Face Amount (000)/ Acquisition Cost (000)	Value (000)

Talen Energy Supply, Term Loan B-1
5.050%, 07/06/23	$299	$276
Talen Energy Supply, Term Loan B-2
5.030%, 04/07/24	1,022	946
Vistra Operations Company LLC, 2016 Incremental Term Loan
4.250%, 12/14/23	612	611
Vistra Operations Company LLC, Term Loan
3.795%, 08/04/23	2,378	2,356
Vistra Operations Company LLC, Term Loan C
3.795%, 08/04/23	545	540
Viva Alamo LLC, Term Loan B
5.452%, 02/22/21	270	213

Total Utility		31,771

Wireless Communications [0.2%]
Sprint Communications, Term Loan B
3.563%, 01/31/24	6,509	6,507

Total Loan Participations
(Cost $759,183)		756,905

Life Settlement Contracts(E) (J) (K) [5.6%]
American General Life #460L,
Acquired 05/30/2014*	303	550
American General Life #508L,
Acquired 05/30/2014*	2,595	2,531
American General Life #542L,
Acquired 07/30/2015*	83	281
American General Life #634L,
Acquired 05/30/2014*	530	2,324
American General Life #906L,
Acquired 07/30/2015*	479	2,511
American General Life #964L,
Acquired 07/30/2015*	1,459	1,787
AXA Equitable Life #0474,
Acquired 11/04/2013*	7,290	10,218
AXA Equitable Life #1616,
Acquired 05/30/2014*	3,254	3,711
AXA Equitable Life #1898,
Acquired 11/04/2013*	441	491
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	1,698
CITY NATIONAL ROCHDALE FUNDS | PAGE 75

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)	Value (000)

AXA Equitable Life #7578,
Acquired 11/04/2013*	$2,104	$3,662
AXA Equitable Life #7857,
Acquired 11/04/2013*	2,297	2,407
AXA Equitable Life #8538,
Acquired 11/04/2013*	1,333	1,525
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	—
Genworth Life and Annuity #6473,
Acquired 10/19/2016*	740	1,188
Guardian Insurance #0346,
Acquired 11/04/2013*	646	2,747
Hartford Life #4700,
Acquired 11/24/2015*	81	91
Hartford Life #7522,
Acquired 11/24/2015*	805	2,052
ING Reliastar #1234,
Acquired 12/05/2013*	1,067	4,080
ING Reliastar #1649,
Acquired 12/05/2013*	61	1,732
ING Reliastar #3394,
Acquired 05/30/2014*	3,687	4,080
ING Reliastar #4842,
Acquired 11/20/2013*	921	3,813
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	1,907
John Hancock #0430,
Acquired 05/30/2014*	2,418	3,283
John Hancock #0801,
Acquired 05/30/2014*	1,564	2,074
John Hancock #1929,
Acquired 05/30/2014*	3,812	3,939
John Hancock #5072,
Acquired 05/30/2014*	1,409	3,078
John Hancock #5080,
Acquired 11/19/2013*	313	3,048
John Hancock #5885,
Acquired 05/30/2014*	894	1,466
John Hancock #6686,
Acquired 05/30/2014*	3,035	3,083
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,613
Lincoln National #0019,
Acquired 09/18/2015*	2,460	5,446
Lincoln National #4654,
Acquired 05/30/2014*	721	700
Lincoln National #4754,
Acquired 09/18/2015*	610	3,176

Description	Acquisition Cost (000)	Value (000)

Lincoln National #4754,
Acquired 09/18/2015*	$1,029	$3,875
Lincoln National #5658,
Acquired 09/18/2015*	329	1,190
Lincoln National #7099,
Acquired 09/18/2015*	1,254	2,850
Lincoln National #8558,
Acquired 09/18/2015*	1,659	3,806
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	4,645
Mass Mutual #5167,
Acquired 05/30/2014*	63	1,229
Mass Mutual #5681,
Acquired 11/05/2013*	288	2,238
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	992
Mass Mutual #6620,
Acquired 11/05/2013*	222	796
Met Life #8MLU,
Acquired 05/30/2014*	1,413	2,253
Pacific Life #7850,
Acquired 05/30/2014*	550	874
Penn Life #8183,
Acquired 10/18/2016*	46	114
Penn Mutual #3106,
Acquired 05/30/2014*	1,294	1,465
Phoenix Life #5555,
Acquired 05/30/2014*	3,946	5,022
Phoenix Life #5715,
Acquired 10/18/2016*	570	1,770
Phoenix Life #6157,
Acquired 10/18/2016*	569	1,811
Phoenix Life #6161,
Acquired 05/30/2014*	3,472	7,854
Phoenix Life #8499,
Acquired 05/30/2014*	756	1,019
Phoenix Life #8509,
Acquired 05/30/2014*	761	1,019
Principal Financial #6653,
Acquired 10/30/2013*	306	1,571
Prudential #5978,
Acquired 10/02/2015*	372	1,395
Security Mutual Life #5380,
Acquired 10/30/2013*	410	623
Transamerica #1708,
Acquired 10/28/2013*	957	2,967
Transamerica #3426,
Acquired 11/12/2013*	274	560
CITY NATIONAL ROCHDALE FUNDS | PAGE 76

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)/ Face Amount (000) (1)		Value (000)

Transamerica #8205,
Acquired 10/28/2013*		$714	$1,775
Union Central Life #4500,
Acquired 10/30/2013*		790	3,692

Total Life Settlement Contracts
(Cost $80,171)			143,697

Sovereign Debt [2.1%]
1MDB Global Investments
4.400%, 03/09/23		7,000	6,466
AES
7.750%, 02/02/24		3,000	3,140
Argentina Paris Club
3.000%, 05/30/21(E)		7,111	6,729
Argentine Republic Government International Bond
10.250%, 02/06/03(B)	EUR	12	16
10.000%, 12/07/04(B)	EUR	1,244	1,563
10.000%, 02/22/07(B)	EUR	25	25
9.500%, 03/04/04(B)	EUR	27	34
9.000%, 01/07/05(B)	EUR	132	134
9.000%, 11/19/08(B) (E)	EUR	15	19
8.750%, 02/04/03(B)	EUR	30	31
8.500%, 02/23/05(B)	EUR	630	710
8.500%, 07/30/10(B)	EUR	34	34
8.125%, 10/04/04(B)	EUR	119	141
8.125%, 04/21/08(B)	EUR	85	86
8.000%, 02/25/02(B) (E)	EUR	2,033	1,509
8.000%, 02/26/08(B)	EUR	114	143
8.000%, 10/30/09(B)	EUR	366	459
7.820%, 12/31/33	EUR	4,472	5,360
7.625%, 08/11/07(B)	EUR	13	13
7.500%, 05/23/02(B) (E)	EUR	52	39
7.125%, 06/10/02(B)	EUR	97	99
7.000%, 03/18/04(B)	EUR	141	161
5.870%, 03/31/23(B)	EUR	28	38
0.000%, 07/22/03(B) (E)	EUR	66	49
0.000%, 12/22/04(B)	EUR	29	30
Bosnia & Herzegovina Government International Bond
0.515%, 12/11/17(D)	EUR	729	813
City of Cordoba
7.875%, 09/29/24		3,500	3,588
Ecuador Government International Bond
10.500%, 03/24/20		2,000	2,100

Description	Face Amount (000) (1)		Value (000)
Egyptian Paris Club
5.056%, 01/01/21(E)		$10	$7
Ghana Government International Bond
8.500%, 10/04/17		100	101
Ivory Coast Government International Bond
6.125%, 06/15/33		800	768
5.750%, 12/31/32		1,127	1,082
5.125%, 06/15/25	EUR	1,500	1,732
Province of Salta Argentina
9.500%, 03/16/22		1,595	1,688
Provincia de Cordoba
7.450%, 09/01/24(A)		1,000	1,038
7.125%, 08/01/27		2,500	2,500
Provincia de Entre Rios Argentina
8.750%, 02/08/25		4,000	4,106
Provincia de Neuquen Argentina
7.500%, 04/27/25		1,000	1,025
Qatar Government International Bond
3.250%, 06/02/26		2,000	1,944
Republic of Belarus International Bond
8.950%, 01/26/18		1,000	1,026
Republic of Iraq
5.800%, 01/15/28		1,000	887
Saderea, MTN
12.500%, 11/30/26		392	417
State Oil of the Azerbaijan Republic, MTN
4.750%, 03/13/23		1,000	961
Ukraine Government International Bond
7.750%, 09/01/23		2,500	2,475

Total Sovereign Debt
(Cost $56,545)			55,286

Municipal Bonds [1.9%]
California [0.3%]
California Statewide, Communities Development Authority, Ser W-2, RB, AMT
Callable 07/04/17 @ 100
0.950%, 09/15/29(D) (I)		10,000	10,000
CITY NATIONAL ROCHDALE FUNDS | PAGE 77

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)/Shares	Value (000)

New York [1.2%]
New York City, Municipal Water Finance Authority, Ser DD-1, RB
Callable 07/05/17 @ 100
0.850%, 06/15/43(D)	$10,000	$10,000
New York City, Sub-Ser A-3, GO
Callable 07/04/17 @ 100
0.900%, 10/01/40(D) (I)	10,000	10,000
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser A-5, RB
0.890%, 08/01/39(D)	10,000	10,000

Total New York		30,000

Texas [0.4%]
Lower Neches Valley, Industrial Development Authority, ExxonMobil Project, RB
Callable 07/05/17 @ 100
0.750%, 11/01/38(D)	10,000	10,000

Total Municipal Bonds
(Cost $50,000)		50,000

Closed-End Fund [0.7%]
Stone Ridge Reinsurance Risk Premium Interval Fund(E)	1,699,627	17,727

Total Closed-End Fund
(Cost $17,257)		17,727

Limited Partnership [0.4%]
Financial Services [0.4%]
Cartesian LP *(E)	1	10,784

Total Limited Partnership
(Cost $10,000)		10,784

Common Stock [0.2%]
Energy [0.0%]
Templar Energy, Cl A *	105,419	474

Financial [0.0%]
Aretec Group *	3,419	54

Description	Shares/Face Amount (000)/ Number of Warrants	Value (000)

Metals & Mining [0.0%]
New World Resources, Cl A * (E)	44,276,198	$87

Oil, Gas & Consumable Fuels [0.2%]
Gulf Keystone Petroleum *	2,879,160	3,638

Services [0.0%]
A'Ayan Leasing *(E)	1,169,438	114
Astana Finance *	208,618	—

Total Services		114

Total Common Stock
(Cost $6,056)		4,367

Convertible Bonds [0.2%]
Coal Mining [0.0%]
New World Resources
4.000%, 10/07/20(E)	$380	—

Medical Products & Services [0.0%]
Bio City Development
8.000%, 07/06/18(B) (E)	1,000	200

Metal-Iron [0.0%]
London Mining Jersey
12.000%, 04/30/19(B) (E)	1,500	15

Petroleum & Fuel Products [0.2%]
Dana Gas Sukuk
9.000%, 10/31/17(B)	5,142	3,959

Total Convertible Bonds
(Cost $7,787)		4,174

Warrant [0.1%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $ — *(D) (E)	29,250	2,182

Total Warrant
(Cost $4,918)		2,182

Asset-Backed Security [0.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16(E) (J) (K)	4,472	779

Total Asset-Backed Security
(Cost $4,472)		779
CITY NATIONAL ROCHDALE FUNDS | PAGE 78

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares/Number of Contracts	Value (000)

Short-Term Investment [5.1%]
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	131,429,613	$131,430

Total Short-Term Investment
(Cost $131,430)		131,430

Total Investments [99.5%]
(Cost $2,507,134)†		$2,572,862

Purchased Option [0.0%]
Atlas Iron,
Expires 07/22/17 *(E)	1,962,467	$—

Total Purchased Option
(Cost $1)		$—

Percentages are based on Net Assets of $2,586,969 (000).

†	At June 30, 2017, the tax basis cost of the Fund's investments was $2,507,134 (000), and the unrealized appreciation and depreciation were $131,489 (000) and $(65,761) (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
(1)	In U.S. dollars unless otherwise indicated.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2017, the value of these securities amounted to $344,648 (000), representing 13.3% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Payment in Kind.
(D)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2017.
(E)	Security is considered illiquid. The total market value of such security as of June 30, 2017 was $247,995 (000) and represented 9.6% of net assets of the Fund.
(F)	Step Bond — The rate reported is the rate in effect on June 30, 2017. The coupon on a step bond changes on a specific date.
(G)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(H)	Unsettled bank loan.
(I)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(J)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2017 was $144,476 (000) and represented 5.6% of net assets of the Fund.

(K)	Security is considered restricted. The total market value of such security as of June 30, 2017 was $144,476 (000) and represented 5.6% of net assets of the Fund.

AMT — Alternative Minimum Tax (subject to)
CHF — Swiss Franc
Cl — Class
EUR — Euro
GBP — British Pound Sterling
GO — General Obligation
LLC — Limited Liability Corporation
LLP — Limited Liability Partnership
LP — Limited Partnership
Ltd. — Limited
MLP — Master Limited Partnership
MTN — Medium Term Note
PIK — Payment-in Kind
PLC — Public Limited Company
RB — Revenue Bond
Ser — Series
SPE — Special Purpose Entity
USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Settlement Date	Currency to Deliver (000)		Currency To Receive (000)		Unrealized Appreciation Depreciation (000)
7/7/17	USD	2,237	GBP	1,750	$43
7/7/17 - 7/31/17	EUR	143,670	USD	162,257	(1,928)
7/7/17 - 7/31/17	GBP	30,600	USD	39,651	(216)
7/21/17 - 5/31/18	CHF	9,060	USD	9,422	(177)
					$(2,278)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Counterparty	Currency to Deliver (000)	Currency To Receive (000)	Unrealized Depreciation (000)
Goldman Sachs	$(2,036)	$1,951	$(85)
US Bank	$(213,851)	$211,658	$(2,193)
			$(2,278)

For the period ended June 30, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$1,395,531	$—	$1,395,531
Loan Participations	—	752,699	4,206	756,905
Life Settlement Contracts	—	—	143,697	143,697
Sovereign Debt	—	55,279	7	55,286
Municipal Bonds	—	50,000	—	50,000
Closed-End Fund	17,727	—	—	17,727
Limited Partnership	—	10,784	—	10,784
Common Stock	3,752	615	—	4,367
Convertible Bonds	—	4,174	—	4,174
Warrant	2,182	—	—	2,182
Asset-Backed Security	—	—	779	779
Short-Term Investment	131,430	—	—	131,430
Total Investments in Securities	$155,091	$2,269,082	$148,689	$2,572,862

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$—	$—	$—	$—
Forwards Contracts*
Unrealized Appreciation	—	43	—	43
Unrealized Depreciation	—	(2,321)	—	(2,321)
Total Other Financial Instruments	$—	$(2,278)	$—	$(2,278)

*	Forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1)
Of the $148,689 (000) in Level 3 securities as of June 30, 2017, $144,476 (000) or 97.2% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2017:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2016	$2,185	$152,481	$10
Accrued discounts/ premiums	29	—	—
Realized gain/(loss)	22	17,894	—
Change in unrealized appreciation/(depreciation)	8	(2,933)	(3)
Purchases	—	1,925	—
Sales/paydowns	(198)	(25,670)	—
Transfers into Level 3	2,160	—	—
Transfers out of Level 3	—	—	—
Ending balance as of June 30, 2017	$4,206	$143,697	$7
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$8	$(2,933)	$(3)

	Investments Asset-Backed Securities	Total
Beginning balance as of October 1, 2016	$1,316	$155,992
Accrued discounts/ premiums	—	29
Realized gain/(loss)	—	17,916
Change in unrealized appreciation/(depreciation)	9	(2,919)
Purchases	—	1,925
Sales/paydowns	(546)	(26,414)
Transfers into Level 3	—	2,160
Transfers out of Level 3	—	—
Ending balance as of June 30, 2017	$779	$148,689
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$9	$(2,919)
CITY NATIONAL ROCHDALE FUNDS | PAGE 80

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2017 (000)	Valuation Techniques
BT SPE	$779	Discounted Cash Flow Model
		based on actual collection level and experienced defaults

		Observable Inputs
		Cumulated Collections
		Cumulated Defaults
		Annualized Default Rate
		Cumulated Default Rate
		Pace of Collection
		Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%

		Valuation Techniques
Life Settlement Contracts	143,697	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended June 30, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$8,930
Purchases at Cost	7,846
Proceeds from Sales	(16,776)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/17	$—
Dividend Income	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

Common Stock [90.8%]
Consumer Discretionary [5.1%]
Cedar Fair (A)	14,000	$1,009
Hasbro	36,800	4,104
McDonald's	38,800	5,943
Six Flags Entertainment	32,500	1,937

Total Consumer Discretionary		12,993

Consumer Staples [24.3%]
Altria Group	87,250	6,497
B&G Foods	131,300	4,674
Campbell Soup	15,000	782
Clorox	37,700	5,023
Coca-Cola	24,172	1,084
Conagra Brands	27,800	994
Dr. Pepper Snapple Group	61,400	5,594
General Mills	83,780	4,642
Hershey	25,400	2,727
Imperial Brands ADR	46,304	2,118
Kellogg	47,000	3,265
Kimberly-Clark	19,000	2,453
Lamb Weston Holdings	9,266	408
Mondelez International, Cl A	16,000	691
PepsiCo	8,000	924
Philip Morris International	61,700	7,247
Procter & Gamble	45,949	4,005
Reynolds American	16,272	1,058
Sysco	38,800	1,953
Unilever ADR	22,200	1,202
Universal	8,592	556
Vector Group	178,754	3,811

Total Consumer Staples		61,708

Energy [6.6%]
Buckeye Partners (A)	12,400	793
Chevron	36,183	3,775
ConocoPhillips	27,500	1,209
Enterprise Products Partners (A)	87,984	2,382
ExxonMobil	25,838	2,086
NuStar Energy (A)	11,250	524
Occidental Petroleum	25,500	1,527
ONEOK	18,500	965
Plains All American Pipeline (A)	60,725	1,595
Sunoco (A)	3,000	92
TransCanada	37,128	1,770

Total Energy		16,718

Financials [6.1%]
Arthur J Gallagher	13,200	756
BB&T	52,600	2,388
Cincinnati Financial	60,650	4,394
Compass Diversified Holdings (A)	111,000	1,937
JPMorgan Chase	33,400	3,053
Mercury General	15,000	810
NBT Bancorp	25,935	958
People's United Financial	30,000	530

Description	Shares	Value (000)

US Bancorp	10,000	$519

Total Financials		15,345

Health Care [6.1%]
Bristol-Myers Squibb	54,200	3,020
GlaxoSmithKline ADR	39,300	1,695
Johnson & Johnson	44,300	5,860
Merck	52,350	3,355
Pfizer	41,944	1,409

Total Health Care		15,339

Industrials [5.7%]
3M	1,000	208
Eaton	41,300	3,214
Fly Leasing ADR *	30,877	415
General Dynamics	15,300	3,031
General Electric	13,743	372
Lockheed Martin	26,117	7,250

Total Industrials		14,490

Information Technology [1.9%]
Intel	88,500	2,986
Leidos Holdings	3,967	205
Paychex	20,000	1,139
Seagate Technology	15,000	581

Total Information Technology		4,911

Materials [2.4%]
Dow Chemical	15,009	947
EI du Pont de Nemours	34,000	2,744
Olin	38,236	1,158
Sonoco Products	24,000	1,234

Total Materials		6,083

REITs [12.6%]
Apartment Investment & Management, Cl A	17,229	740
Camden Property Trust	8,914	762
Care Capital Properties	9,658	258
EPR Properties	34,500	2,479
Government Properties Income Trust	35,000	641
Gramercy Property Trust	16,999	505
HCP	33,546	1,072
Healthcare Realty Trust	17,000	581
Healthcare Trust of America, Cl A	35,500	1,104
Lamar Advertising, Cl A	81,800	6,018
Liberty Property Trust	17,385	708
Life Storage	10,036	744
Mid-America Apartment Communities	12,000	1,265
National Health Investors	20,000	1,584
National Retail Properties	48,500	1,896
National Storage Affiliates Trust	50,000	1,155
QTS Realty Trust, Cl A	8,000	419
Quality Care Properties *	6,709	123
Select Income	62,000	1,490
CITY NATIONAL ROCHDALE FUNDS | PAGE 82

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Dividend & Income Fund
Description	Shares	Value (000)

Simon Property Group	10,000	$1,618
Tanger Factory Outlet Centers	27,984	727
Uniti Group	43,225	1,087
Ventas	40,232	2,795
Welltower	11,612	869
Weyerhaeuser	38,400	1,286

Total REITs		31,926

Telecommunication Services [4.1%]
AT&T	98,500	3,716
Consolidated Communications Holdings	150,900	3,240
Verizon Communications	79,567	3,554

Total Telecommunication Services		10,510

Utilities [15.9%]
American Electric Power	34,900	2,425
AmeriGas Partners (A)	28,200	1,274
Atmos Energy	15,000	1,244
Avangrid	28,000	1,236
Avista	30,000	1,274
Brookfield Infrastructure Partners	56,600	2,316
Dominion Energy	24,000	1,839
DTE Energy	15,000	1,587
Duke Energy	68,006	5,685
Entergy	13,700	1,052
Eversource Energy	39,242	2,382
FirstEnergy	38,000	1,108
NiSource	20,000	507
Northwest Natural Gas	8,396	503
OGE Energy	33,600	1,169
Pattern Energy Group, Cl A	22,000	525
Pinnacle West Capital	30,135	2,566
Portland General Electric	12,000	548
PPL	20,000	773
SCANA	44,100	2,955
Sempra Energy	9,000	1,015
Suburban Propane Partners (A)	11,200	266
United Utilities Group ADR	17,318	399
WEC Energy Group	38,050	2,335
Westar Energy, Cl A	30,000	1,591
Xcel Energy	40,000	1,835

Total Utilities		40,409

Total Common Stock
(Cost $166,391)		230,432

Exchange Traded Funds [2.0%]
iShares US Preferred Stock ETF	27,300	1,069
PowerShares Preferred Portfolio	269,500	4,072

Total Exchange Traded Funds
(Cost $5,027)		5,141

Description	Shares/Face Amount (000)	Value (000)

Preferred Stock [1.6%]
Financials [0.7%]
AmTrust Financial Services, 7.500%	10,000	$254
Bank of America, 6.500%	10,000	269
Capital One Financial, 6.700%	10,000	274
JPMorgan Chase, 6.125%	10,000	270
Wells Fargo, 6.000%	20,000	520
Wells Fargo Real Estate Investment, 6.375%	10,000	272

Total Financials		1,859

REITs [0.5%]
National Retail Properties, 5.200%	10,000	242
PS Business Parks, 5.200%	10,000	250
Public Storage, 5.900%	30,000	763

Total REITs		1,255

Telecommunication Services [0.2%]
Qwest, 7.000%	10,000	266
Verizon Communications, 5.900%	10,000	269

Total Telecommunication Services		535

Utilities [0.2%]
Dominion Energy, 5.250%	5,000	126
Southern, 6.250%	10,000	273

Total Utilities		399

Total Preferred Stock
(Cost $3,875)		4,048

Asset-Backed Security [0.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16(B) (C)	$229	40

Total Asset-Backed Security
(Cost $229)		40

Short-Term Investment [5.4%]
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	13,622,756	13,623

Total Short-Term Investment
(Cost $13,623)		13,623

Total Investments [99.8%]
(Cost $189,145)†		$253,284

Percentages are based on Net Assets of $253,810 (000).

†	At June 30, 2017, the tax basis cost of the Fund's investments was $189,145 (000), and the unrealized appreciation and depreciation were $67,504 (000) and $(3,365) (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
(A)	Security is a Master Limited Partnership. At June 30, 2017, such securites amounted to $9,872 (000), or 3.9% of Net Assets.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Dividend & Income Fund

(B)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2017 was $40 (000) and represented 0.0% of net assets of the Fund.

(C)	Security is considered illiquid. The total market value of such security as of June 30, 2017 was $40 (000) and represented 0.0% of net assets of the Fund.
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
SPE — Special Purpose Entity

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$230,432	$—	$—	$230,432
Exchange Traded Funds	5,141	—	—	5,141
Preferred Stock	4,048	—	—	4,048
Asset-Backed Security	—	—	40	40
Short-Term Investment	13,623	—	—	13,623
Total Investments in Securities	$253,244	$—	$40	$253,284

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2017:

Investments in Asset-Backed Security
Beginning balance as of October 1, 2016	$67
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	—
Purchases	—
Sales/paydowns	(27)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2017	$40
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2017 (000)	Valuation Techniques
BT SPE	$40	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2017, there have been no transfers between any of the fair value hierarchy levels.  Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 (000):

City National Rochdale Government Money Market Fund, Class I
Beginning balance as of 9/30/16	$3,417
Purchases at Cost	18,275
Proceeds from Sales	(21,692)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/17	$—
Dividend Income	$2

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Common Stock [98.7%]
Aerospace & Defense [2.2%]
Northrop Grumman	12,100	$3,106
Raytheon	15,000	2,422

Total Aerospace & Defense		5,528

Auto Components [1.5%]
Magna International	80,800	3,743

Banks [4.7%]
Bank of America	104,000	2,523
PNC Financial Services Group	38,000	4,745
SunTrust Banks	76,000	4,311

Total Banks		11,579

Beverages [2.3%]
PepsiCo	48,000	5,543

Biotechnology [1.9%]
Celgene *	36,100	4,688

Building Products [0.7%]
Lennox International	8,800	1,616

Capital Markets [3.1%]
BlackRock, Cl A	6,100	2,577
CME Group, Cl A	40,900	5,122

Total Capital Markets		7,699

Chemicals [1.9%]
Dow Chemical	36,000	2,271
Ecolab	18,900	2,509

Total Chemicals		4,780

Commercial Banks [4.8%]
JPMorgan Chase	77,100	7,047
US Bancorp	90,000	4,672

Total Commercial Banks		11,719

Commercial Services & Supplies [1.8%]
Cintas	35,000	4,411

Construction Materials [0.4%]
Vulcan Materials	8,400	1,064

Diversified Financial Services [1.9%]
Berkshire Hathaway, Cl B *	27,000	4,573

Electric Utilities [2.8%]
PG&E	102,800	6,823

Electronic Equipment [1.0%]
Amphenol, Cl A	33,000	2,436

Energy Equipment & Services [0.9%]
Schlumberger	34,700	2,285

Food & Staples Retailing [3.2%]
Costco Wholesale	22,800	3,646

Description	Shares	Value (000)

Wal-Mart Stores	54,300	$4,110

Total Food & Staples Retailing		7,756

Health Care Equipment & Supplies [2.8%]
Danaher	28,000	2,363
Edwards Lifesciences *	38,000	4,493

Total Health Care Equipment & Supplies		6,856

Health Care Providers & Services [2.9%]
UnitedHealth Group	38,600	7,157

Hotels, Restaurants & Leisure [3.3%]
McDonald's	32,800	5,024
Starbucks	51,500	3,003

Total Hotels, Restaurants & Leisure		8,027

Household Durables [1.9%]
PulteGroup	190,000	4,661

Household Products [1.9%]
Colgate-Palmolive	61,700	4,574

Industrial Conglomerates [1.9%]
3M	6,000	1,249
Honeywell International	24,800	3,306

Total Industrial Conglomerates		4,555

Internet Software & Services [6.4%]
Alphabet, Cl A *	8,600	7,995
Alphabet, Cl C *	1,800	1,636
Facebook, Cl A *	40,600	6,130

Total Internet Software & Services		15,761

IT Services [6.4%]
Mastercard, Cl A	62,200	7,554
Visa, Cl A	87,000	8,159

Total IT Services		15,713

Life Sciences Tools & Services [2.1%]
Thermo Fisher Scientific	29,200	5,095

Machinery [1.0%]
Ingersoll-Rand	28,000	2,559

Media [5.0%]
Comcast, Cl A	153,200	5,963
Time Warner	26,600	2,671
Walt Disney	34,000	3,612

Total Media		12,246

Oil, Gas & Consumable Fuels [4.3%]
Cabot Oil & Gas	46,100	1,156
Chevron	26,600	2,775
ExxonMobil	54,400	4,392
Pioneer Natural Resources	14,300	2,282

Total Oil, Gas & Consumable Fuels		10,605
CITY NATIONAL ROCHDALE FUNDS | PAGE 85

Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Pharmaceuticals [5.8%]
Eli Lilly	48,000	$3,951
Johnson & Johnson	42,000	5,556
Zoetis, Cl A	74,000	4,616

Total Pharmaceuticals		14,123

Professional Services [1.6%]
Equifax	28,000	3,848

Real Estate Investment Trusts [1.9%]
Essex Property Trust	18,000	4,631

Road & Rail [0.5%]
Union Pacific	11,000	1,198

Semiconductors & Semiconductor Equipment [2.8%]
NXP Semiconductors *	52,300	5,724
Texas Instruments	15,000	1,154

Total Semiconductors & Semiconductor Equipment		6,878

Software [4.4%]
Adobe Systems *	32,600	4,611
Microsoft	90,900	6,266

Total Software		10,877

Specialty Retail [2.7%]
Home Depot	43,500	6,673

Technology Hardware, Storage & Peripherals [2.4%]
Apple	40,300	5,804

Water Utilities [1.6%]
American Water Works	51,500	4,014

Total Common Stock
(Cost $180,699)		242,098

Short-Term Investment [1.3%]
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	3,055,981	3,056

Total Short-Term Investment
(Cost $3,056)		3,056

Total Investments [100.0%]
(Cost $183,755)†		$245,154

Percentages are based on Net Assets of $245,259 (000).
†	At June 30, 2017, the tax basis cost of the Fund's investments was $183,755 (000), and the unrealized appreciation and depreciation were $62,827 (000) and $(1,428) (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2017.

Cl — Class

As of June 30, 2017, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 (000):

City National Rochdale Government Money Market Fund, Class I
Beginning balance as of 9/30/16	$2,452
Purchases at Cost	12,851
Proceeds from Sales	(15,393)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/17	$—
Dividend Income	$1

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)

Common Stock [86.4%]
Cambodia [1.0%]
NagaCorp	25,402,063	$13,340

China [35.0%]
AAC Technologies Holdings	3,326,200	41,580
Alibaba Group Holding ADR *	348,219	49,064
ANTA Sports Products	3,793,000	12,534
Baidu ADR *	65,400	11,698
Bloomage BioTechnology	5,592,500	10,759
China Medical System Holdings	9,949,000	17,203
China Overseas Land & Investment	3,909,000	11,441
China Railway Group, Cl H	15,976,000	12,584
China State Construction International Holdings	9,512,091	16,277
Ctrip.com International ADR *	256,500	13,815
Great Wall Motor, Cl H	30,646,500	37,840
Minth Group	4,370,000	18,527
New Oriental Education & Technology Group ADR *	366,500	25,835
Ping An Insurance Group of China, Cl H	3,930,000	25,898
Sunny Optical Technology Group	7,441,132	66,716
Tencent Holdings	2,011,600	71,936
XTEP International Holdings	17,293,500	6,667
Zhejiang Expressway, Cl H	12,607,000	16,470
ZTE, Cl H	6,566,824	15,678

Total China		482,522

Hong Kong [8.0%]
Galaxy Entertainment Group	5,363,000	32,559
Man Wah Holdings	26,458,400	23,756
MTR	2,581,223	14,530
Skyworth Digital Holdings	26,261,983	16,314
Tongda Group Holdings	78,600,000	23,457

Total Hong Kong		110,616

India [19.6%]
Bharat Petroleum (A)	1,489,840	14,738
CESC (A)	1,531,688	20,582
Crompton Greaves Consumer Electricals *(A)	3,783,034	13,254
Emami (A)	670,340	11,154
HDFC Bank (A)	360,293	9,280
HDFC Bank ADR	239,000	20,786
Housing Development Finance (A)	755,772	18,883
ICICI Bank (A)	2,121,765	9,524
ICICI Bank ADR	1,664,775	14,933
ICICI Prudential Life Insurance (A) (B)	2,636,236	19,234
Indian Oil (A)	2,563,000	15,274
Infosys ADR	453,000	6,804
ITC (A)	3,641,234	18,232
Kotak Mahindra Bank (A)	1,597,940	23,628
Tata Motors, Cl A (A)	1,482,833	6,040
Tata Motors ADR	388,670	12,830
Tech Mahindra (A)	2,637,336	15,586

Description	Shares	Value (000)

Videocon d2h ADR *	658,724	$6,416
Zee Entertainment Enterprises (A)	1,655,000	12,581

Total India		269,759

Indonesia [4.9%]
Bank Mandiri Persero	11,554,300	11,054
Ciputra Development	132,974,559	11,674
Jasa Marga Persero	16,795,543	6,742
Lippo Karawaci	117,587,461	5,823
Mitra Adiperkasa	20,305,600	10,360
MNC Kapital Indonesia * (C) (D)	89,800,000	7,883
Sarana Menara Nusantara	15,000,000	4,266
Surya Citra Media	48,366,200	9,399

Total Indonesia		67,201

Malaysia [4.3%]
Bumi Armada	22,855,600	4,047
Ekovest	40,303,900	11,267
Inari Amertron	38,409,679	18,880
My EG Services	29,721,900	15,163
Padini Holdings	11,347,900	9,305

Total Malaysia		58,662

Philippines [6.5%]
Ayala	628,210	10,582
BDO Unibank	3,135,860	7,706
GT Capital Holdings	612,760	14,694
JG Summit Holdings	5,601,680	8,992
Jollibee Foods	1,895,500	7,663
Megaworld	143,013,826	12,187
Metropolitan Bank & Trust	882,854	1,531
Security Bank	2,503,930	10,768
SM Prime Holdings	24,560,875	16,062

Total Philippines		90,185

South Korea [2.1%]
Cosmax	93,177	9,365
Innocean Worldwide	243,943	13,603
Samsung Life Insurance	56,500	5,778

Total South Korea		28,746

Thailand [3.9%]
KCE Electronics - Foreign	6,037,500	19,284
Land & Houses	40,000	12
Land & Houses NVDR	32,171,284	9,470
Minor International - Foreign	12,350,305	14,634
Minor International NVDR	1,096,700	1,299
Siam Cement - Foreign	648,000	9,576

Total Thailand		54,275

United States [1.1%]
Cognizant Technology Solutions, Cl A	224,000	14,873

Total Common Stock
(Cost $871,475)		1,190,179

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares/Number of Warrants	Value (000)

Participatory Notes [3.0%]
Boci Financial - Credit Suisse #	3,247,990	$14,875
Hangzhou Hikvision Digital,
Expires 06/22/18	5,170,255	24,633
Hangzhou Hikvision Digital Technology - Credit Suisse #	191,770	914
Hangzhou Hikvision Digital-A - Credit Suisse,
Expires 09/27/21	70,000	334

Total Participatory Notes
(Cost $33,110)		40,756

Warrants [0.0%]
Inari Amertron,
Expires 02/17/20, Strike Price 1.60 (MYR)*	1,117,403	339
Minor International,
Expires 12/31/29, Strike Price 40 (THB)*	355,427	48

Total Warrants
(Cost $–)		387

Short-Term Investment [8.9%]
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	123,019,810	123,020

Total Short-Term Investment
(Cost $123,020)		123,020

Total Investments [98.3%]
(Cost $1,027,605)†		$1,354,342

Percentages are based on Net Assets of $1,377,879 (000).

†	At June 30, 2017, the tax basis cost of the Fund's investments was $1,027,605 (000), and the unrealized appreciation and depreciation were $354,428 (000) and $(27,691) (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
#	Expiration date not available.
(A)	Securities held through a Mauritius Subsidiary.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2017, the value of these securities amounted to $19,234 (000), representing 1.4% of the net assets of the Fund.

(C)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2017 was $7,883 (000) and represented 0.6% of net assets of the Fund.

(D)	Security is considered illiquid. The total market value of such security as of June 30, 2017 was $7,883 (000) and represented 0.6% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
MYR — Malaysian Ringgit
NVDR — Non Voting Depository Receipt
THB — Thai Baht

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,182,296	$—	$7,883	$1,190,179
Participatory Notes	—	40,756	—	40,756
Warrants	—	387	—	387
Short-Term Investment	123,020	—	—	123,020
Total Investments in Securities	$1,305,316	$41,143	$7,883	$1,354,342

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2017:

Investments in Common Stock
Beginning balance as of October 1, 2016	$8,360
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(477)
Purchases	—
Sales/paydowns	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2017	$7,883
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(477)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of June 30, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.
	Fair Value at June 30, 2017 (000)	Valuation Techniques

Common Stock	$7,883	Discounted from the Last Traded Price

		Observable Inputs
		N/A

		Unobservable Inputs	Discount Range
		Discount Rate	25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

Consolidated Schedule of Investments
June 30, 2017 (Unaudited)

City National Rochdale Emerging Markets Fund

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 (000):

City National Rochdale Government Money Market Fund, Class I
Beginning balance as of 9/30/16	$24,145
Purchases at Cost	99,908
Proceeds from Sales	(124,053)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/17	$—
Dividend Income	$16

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

Item 2.  Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: August 29, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt,
Treasurer

Date: August 29, 2017